Consolidated Schedule of Investments - USD ($) shares in Thousands, $ in Thousands		Sep. 30, 2024		Sep. 30, 2023		Jun. 30, 2023
Amortized Cost		$ 3,246,424		$ 1,179,576	[1],[2]
Percentage of Net Assets		188.50%		180.40%	[1],[2]
Fair Value		$ 3,265,298	[3]	$ 1,178,633	[1],[2],[4]
Money Market Funds, at Carrying Value		$ 93,069	[3]	$ 40,090	[4]
Money Market Funds, Percent Of Net Assets		5.40%		6.10%
Total investments and money market funds, amortized cost		$ 3,339,493		$ 1,219,666
Total investments and money market funds, percentage of net assets		193.90%		186.50%
Total investments and money market funds, fair value		$ 3,358,367	[3]	$ 1,218,723	[4]
180 day LIBOR
Spread Above Index						5.76%
Prime rate
Spread Above Index				8.50%
30 day EURIBOR
Spread Above Index				3.85%
90-day EURIBOR
Spread Above Index				3.95%
180-day EURIBOR
Spread Above Index				4.13%
Three-Month AUD
Spread Above Index				4.14%
90-day CDOR
Spread Above Index				5.51%
SONIA
Spread Above Index				5.19%
30-day Term SOFR
Spread Above Index				5.32%
90-day Term SOFR
Spread Above Index				5.40%
180-day Term SOFR
Spread Above Index				5.47%
Debt Investments
Principal		3,276,268	[5]	$ 1,195,799	[6]
Amortized Cost		$ 3,235,069		$ 1,179,482
Percentage of Net Assets		187.80%		180.40%
Fair Value		$ 3,253,855	[3]	$ 1,178,539	[4]
Equity Investments
Amortized Cost		$ 11,355		$ 94	[1],[2]
Percentage of Net Assets		0.70%		0.00%	[1],[2]
Fair Value		$ 11,443	[3]	$ 94	[1],[2],[4]
Aerospace and Defense
Amortized Cost		28,584		9,727
Fair Value		28,599		9,732
Aerospace and Defense | Debt Investments
Principal		28,532	[5]	9,724	[6]
Amortized Cost		$ 28,584		$ 9,727
Percentage of Net Assets		1.70%		1.50%
Fair Value		$ 28,599		$ 9,732	[4]
Airlines
Amortized Cost		15,486		7,414
Fair Value		15,468		7,399
Airlines | Debt Investments
Principal		15,502	[5]	7,472	[6]
Amortized Cost		$ 15,486		$ 7,414
Percentage of Net Assets		0.90%		1.10%
Fair Value		$ 15,468		$ 7,399	[4]
Auto Components
Amortized Cost		73,199		24,197
Fair Value		73,845		24,633
Auto Components | Debt Investments
Principal		73,940	[5]	24,869	[6]
Amortized Cost		$ 73,199		$ 24,197
Percentage of Net Assets		4.30%		3.80%
Fair Value		$ 73,845		$ 24,633	[4]
Automobiles
Amortized Cost		135,859		70,428
Fair Value		137,696		70,998
Automobiles | Debt Investments
Principal		136,279	[5]	72,567	[6]
Amortized Cost		$ 134,119		$ 70,428
Percentage of Net Assets		7.80%		10.90%
Fair Value		$ 135,922		$ 70,998	[4]
Automobiles | Equity Investments
Amortized Cost		$ 1,740
Percentage of Net Assets		0.10%
Fair Value	[3]	$ 1,774
Banks
Amortized Cost		3,272
Fair Value		3,336
Banks | Debt Investments
Principal	[5]	3,336
Amortized Cost		$ 3,272
Percentage of Net Assets		0.20%
Fair Value		$ 3,336
Capital Markets
Amortized Cost		10,563
Fair Value		10,690
Capital Markets | Debt Investments
Principal	[5]	10,690
Amortized Cost		$ 10,563
Percentage of Net Assets		0.60%
Fair Value		$ 10,690
Beverages
Amortized Cost		15,399		17,770
Fair Value		14,700		17,414
Chemicals
Amortized Cost		51,044		18,391
Fair Value		48,219		18,005
Chemicals | Debt Investments
Principal		51,185	[5]	18,836	[6]
Amortized Cost		$ 51,044		$ 18,391
Percentage of Net Assets		2.80%		2.80%
Fair Value		$ 48,219		$ 18,005	[4]
Commercial Services and Supplies
Amortized Cost		115,451		18,976
Fair Value		117,076		18,987
Commercial Services and Supplies | Debt Investments
Principal		117,128		19,030	[6]
Amortized Cost		$ 115,342		$ 18,976
Percentage of Net Assets		6.80%		2.90%
Fair Value		$ 116,959		$ 18,987	[4]
Construction & Engineering
Amortized Cost		8,182		4,002
Fair Value		8,207		3,999
Construction & Engineering | Debt Investments
Principal		8,178		3,990	[6]
Amortized Cost		$ 8,182		$ 4,002
Percentage of Net Assets		0.50%		0.60%
Fair Value		$ 8,207		$ 3,999	[7]
Containers and Packaging
Amortized Cost		51,470		35,698
Fair Value		51,741		35,682
Containers and Packaging | Debt Investments
Principal		51,742		36,095	[6]
Amortized Cost		$ 51,470		$ 35,698
Percentage of Net Assets		3.00%		5.50%
Fair Value		$ 51,741		$ 35,682	[7]
Diversified Consumer Services
Amortized Cost		175,558		58,934
Fair Value		175,767		59,230
Diversified Consumer Services | Debt Investments
Principal		177,405		59,844	[6]
Amortized Cost		$ 175,077		$ 58,934
Percentage of Net Assets		10.10%		9.10%
Fair Value		$ 175,220		$ 59,230	[7]
Diversified Consumer Services | Equity Investments
Amortized Cost		$ 481
Percentage of Net Assets		0.10%
Fair Value	[3]	$ 547
Diversified Financial Services
Amortized Cost		119,847		33,485
Fair Value		121,132		33,520
Diversified Financial Services | Debt Investments
Principal		121,185	[5]	33,997	[6]
Amortized Cost		$ 119,847		$ 33,485
Percentage of Net Assets		7.00%		5.10%	[7]
Fair Value		$ 121,132		$ 33,520	[4]
Electrical Equipment
Principal	[5]	509
Amortized Cost		498
Fair Value		509
Food and Staples Retailing
Amortized Cost		10,344		3,437
Fair Value		10,062		3,402
Food and Staples Retailing | Debt Investments
Principal	[5]	10,427
Amortized Cost		$ 10,344
Percentage of Net Assets		0.60%
Fair Value		$ 10,062
Food Products
Amortized Cost		41,931		8,394
Fair Value		42,429		8,628
Food Products | Debt Investments
Principal	[5]	42,622
Amortized Cost		$ 41,931
Percentage of Net Assets		2.40%
Fair Value		$ 42,429
Healthcare Technology
Amortized Cost		147,695		53,806
Fair Value		149,233		53,800
Healthcare Technology | Debt Investments
Principal		149,712	[5]	54,297	[6]
Amortized Cost		$ 147,245		$ 53,806
Percentage of Net Assets		8.60%		8.20%	[7]
Fair Value		$ 148,781	[3]	$ 53,800	[4]
Healthcare Equipment and Supplies
Amortized Cost		121,486		37,337
Fair Value		121,761		37,451
Healthcare Equipment and Supplies | Debt Investments
Principal		122,762		37,728	[6]
Amortized Cost		$ 121,486		$ 37,337
Percentage of Net Assets		7.00%		5.70%	[7]
Fair Value		$ 121,761	[3]	$ 37,451	[4]
Healthcare Providers and Services
Amortized Cost		210,972		69,336
Fair Value		213,140		69,045
Healthcare Providers and Services | Debt Investments
Principal		214,399		70,206	[6]
Amortized Cost		$ 210,972		$ 69,336
Percentage of Net Assets		12.30%		10.60%	[7]
Fair Value		$ 213,140	[3]	$ 69,045	[4]
Hotels, Restaurants and Leisure
Amortized Cost		154,094		69,983
Fair Value		154,457		69,989
Hotels, Restaurants and Leisure | Debt Investments
Principal		154,726	[5]	70,369	[6]
Amortized Cost		$ 153,832		$ 69,983
Percentage of Net Assets		8.90%		10.70%
Fair Value		$ 154,195	[3]	$ 69,989	[7]
Household Products
Amortized Cost		8,169		5,845
Fair Value		8,350		5,939
Household Products | Debt Investments
Principal		8,350	[5]	6,123	[6]
Amortized Cost		$ 8,169		$ 5,845
Percentage of Net Assets		0.50%		0.90%
Fair Value		$ 8,350	[3]	$ 5,939	[7]
Industrial Conglomerates
Principal	[6]			29,116
Amortized Cost		83,539		$ 29,218
Percentage of Net Assets				4.40%
Fair Value		83,621		$ 28,726	[7]
Industrial Conglomerates | Debt Investments
Principal	[5]	84,589
Amortized Cost		$ 83,539
Percentage of Net Assets		4.80%
Fair Value	[3]	$ 83,621
Insurance
Principal	[6]			91,705
Amortized Cost		218,035		$ 90,988
Percentage of Net Assets				13.90%
Fair Value		219,224		$ 90,944	[4]
Insurance | Debt Investments
Principal	[5]	219,622
Amortized Cost		$ 217,965
Percentage of Net Assets		12.70%
Fair Value	[3]	$ 219,152
IT Services
Amortized Cost		148,053		49,823
Fair Value		149,165		50,300
IT Services | Debt Investments
Principal		149,435	[5]	51,103	[6]
Amortized Cost		$ 148,053		$ 49,823
Percentage of Net Assets		8.60%		7.70%
Fair Value		$ 149,165	[3]	$ 50,300	[4]
Leisure Products
Amortized Cost		88,929		5,944
Fair Value		89,279		5,950
Leisure Products | Debt Investments
Principal		88,958		5,985	[6]
Amortized Cost		$ 88,268		$ 5,944
Percentage of Net Assets		5.10%		0.90%
Fair Value		$ 88,679		$ 5,950	[4]
Leisure Products | Equity Investments
Amortized Cost		$ 4,253
Percentage of Net Assets		0.30%
Fair Value	[3]	$ 4,319
Machinery
Amortized Cost		42,739		5,872
Fair Value		42,770		5,859
Machinery | Debt Investments
Principal		43,030		5,865	[6]
Amortized Cost		$ 42,739		$ 5,872
Percentage of Net Assets		2.50%		0.90%
Fair Value		$ 42,770		$ 5,859	[4]
Life Sciences Tools & Services
Amortized Cost		51,389		19,470
Fair Value		51,626		19,452
Life Sciences Tools & Services | Debt Investments
Principal		51,962
Amortized Cost		$ 51,389
Percentage of Net Assets		3.00%
Fair Value		$ 51,626
Media
Amortized Cost		12,690		11,027
Fair Value		12,593		11,003
Media | Debt Investments
Principal		13,047		11,462	[6]
Amortized Cost		$ 12,690		$ 11,027
Percentage of Net Assets		0.70%		1.70%
Fair Value		$ 12,593		$ 11,003	[4]
Oil, Gas and Consumable Fuels
Amortized Cost		26,664		35,306
Fair Value		26,839		35,294
Oil, Gas and Consumable Fuels | Debt Investments
Principal		26,839		35,396	[6]
Amortized Cost		$ 26,664		$ 35,306
Percentage of Net Assets		1.50%		5.40%
Fair Value		$ 26,839		$ 35,294	[4]
Professional Services
Amortized Cost		109,655		52,998
Fair Value		109,331		52,912
Professional Services | Debt Investments
Principal	[6]	107,648		53,693
Amortized Cost		$ 106,326		$ 52,998
Percentage of Net Assets		6.10%		8.10%
Fair Value		$ 106,031		$ 52,912	[4]
Software
Amortized Cost		675,350		239,257
Fair Value		684,549		238,548
Software | Debt Investments
Principal		683,410	[5]	241,381	[6]
Amortized Cost		$ 671,097		$ 239,163
Percentage of Net Assets		39.30%		36.40%
Fair Value		$ 680,230	[3]	$ 238,454	[4]
Software | Equity Investments
Amortized Cost				$ 94
Percentage of Net Assets				0.00%
Fair Value	[4]			$ 94
Specialty Retail
Amortized Cost		195,718		51,376
Fair Value		196,498		50,877
Specialty Retail | Debt Investments
Principal		197,758	[5]	52,433	[6]
Amortized Cost		$ 195,718		$ 51,376
Percentage of Net Assets		11.30%		7.80%
Fair Value		$ 196,498	[3]	$ 50,877	[4]
Trading Companies and Distributors
Amortized Cost		15,945		15,912
Fair Value		14,784		15,702
Trading Companies and Distributors | Debt Investments
Principal		16,564	[5]	16,705	[6]
Amortized Cost		$ 15,945		$ 15,912
Percentage of Net Assets		0.90%		2.40%
Fair Value		$ 14,784	[3]	$ 15,702	[4]
Water Utilities
Amortized Cost		16,144
Fair Value		16,114
Water Utilities | Debt Investments
Principal	[5]	16,339
Amortized Cost		$ 16,144
Percentage of Net Assets		0.90%
Fair Value	[3]	$ 16,114
Investment, Identifier [Axis]: AHP Health Partners, Inc. , Senior secured
Spread Above Index		2.75%	[8],[9]	3.50%	[7],[10],[11]
Interest Rate		7.60%	[8],[9],[12]	8.93%	[7],[10],[11],[13]
Principal		$ 7,117	[8],[9]	$ 2,992	[6],[7],[10],[11]
Amortized Cost		$ 7,146	[8],[9]	$ 3,000	[7],[10],[11]
Percentage of Net Assets		0.40%	[8],[9]	0.50%	[7],[10],[11]
Fair Value		$ 7,121	[3],[8],[9]	$ 2,996	[4],[7],[10],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR	[8],[9],[14]	30-day Term SOFR	[7],[10],[11]
Investment, Identifier [Axis]: AI Convoy US Borrower, LLC, Senior secured
Spread Above Index	[10],[11],[15],[16],[17]			3.50%
Interest Rate	[10],[11],[13],[16]			8.89%
Principal	[6],[10],[11],[16]			$ 2,301
Amortized Cost	[10],[11],[16]			$ 2,304
Percentage of Net Assets	[10],[11],[16]			0.40%
Fair Value	[4],[10],[11],[16]			$ 2,303
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[10],[11],[16]			180 day LIBOR
Investment, Identifier [Axis]: AI Titan Parent, Inc. One stop 1
Spread Above Index	[18]	4.75%
Interest Rate	[12]	9.81%
Principal		$ 9,302
Amortized Cost		$ 9,211
Percentage of Net Assets		0.50%
Fair Value		$ 9,209
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: AI Titan Parent, Inc. One stop 2
Spread Above Index	[18]	4.75%
Amortized Cost		$ (9)
Fair Value		$ (9)
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: AI Titan Parent, Inc. One stop 3
Spread Above Index	[18]	4.75%
Amortized Cost		$ (11)
Fair Value		$ (12)
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: AMBA Buyer, Inc., One stop 1
Spread Above Index		5.25%	[18],[19]	5.25%	[20],[21],[22]
Interest Rate		9.95%	[12],[19]	10.74%	[13],[22]
Principal		$ 7,760	[5],[19]	$ 7,840	[6],[22]
Amortized Cost		$ 7,706	[19]	$ 7,766	[22]
Percentage of Net Assets		0.40%	[19]	1.20%	[22]
Fair Value		$ 7,760	[3],[19]	$ 7,762	[7],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[19]	90-day Term SOFR	[22]
Investment, Identifier [Axis]: AMBA Buyer, Inc., One stop 2
Spread Above Index		5.25%	[18],[19]	5.25%	[20],[21],[22]
Interest Rate		9.95%	[12],[19]	10.74%	[13],[22]
Principal		$ 3,524	[5],[19]	$ 3,560	[6],[22]
Amortized Cost		$ 3,500	[19]	$ 3,527	[22]
Percentage of Net Assets		0.20%	[19]	0.50%	[22]
Fair Value		$ 3,524	[3],[19]	$ 3,525	[7],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[19]	90-day Term SOFR	[22]
Investment, Identifier [Axis]: AMBA Buyer, Inc., One stop 3
Spread Above Index		5.25%	[18],[19]	5.25%	[20],[21],[22]
Interest Rate		9.95%	[12],[19]	10.74%	[13],[22]
Principal		$ 3,110	[5],[19]	$ 3,142	[6],[22]
Amortized Cost		$ 3,089	[19]	$ 3,113	[22]
Percentage of Net Assets		0.20%	[19]	0.50%	[22]
Fair Value		$ 3,110	[3],[19]	$ 3,111	[7],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[19]	90-day Term SOFR	[22]
Investment, Identifier [Axis]: AOT Packaging Products Acquisitionco, LLC, Senior secured
Spread Above Index		3.25%		3.25%	[7],[11]
Interest Rate		8.21%		8.68%	[7],[11],[13]
Principal		$ 3,135		$ 3,167	[6],[7],[11]
Amortized Cost		$ 3,104		$ 3,128	[7],[11]
Percentage of Net Assets		0.20%		0.50%	[7],[11]
Fair Value		$ 3,079		$ 3,113	[7],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR		30-day Term SOFR	[7],[11]
Investment, Identifier [Axis]: AQA Acquisition Holding, Inc. , Senior secured
Spread Above Index	[11],[21]			4.25%
Interest Rate	[11],[13]			9.91%
Principal	[6],[11]			$ 1,995
Amortized Cost	[11]			$ 1,975
Percentage of Net Assets	[11]			0.30%
Fair Value	[4],[11]			$ 1,988
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[11]			90-day Term SOFR
Investment, Identifier [Axis]: AQA Acquisition Holding, Inc., Senior secured
Spread Above Index	[8]	4.25%
Interest Rate	[8],[12]	9.76%
Principal	[6],[8]	$ 10,610
Amortized Cost	[8]	$ 10,623
Percentage of Net Assets	[8]	0.60%
Fair Value	[8]	$ 10,646
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	90-day Term SOFR
Investment, Identifier [Axis]: AVG Intermediate Holdings & AVG Subsidiary Holdings LLC, One stop
Spread Above Index		6.00%	[8]	6.13%	[22]
Interest Rate		11.16%	[8],[12]	11.65%	[13],[22]
Principal		$ 11,698	[8]	$ 11,819	[6],[22]
Amortized Cost		$ 11,660	[8]	$ 11,764	[22]
Percentage of Net Assets		0.70%	[8]	1.80%	[7],[22]
Fair Value		$ 11,698	[3],[8]	$ 11,819	[4],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[8],[23]	90-day Term SOFR	[22]
Investment, Identifier [Axis]: Accelya Lux Finco S.A.R.L., One stop
Spread Above Index	[10],[16]	7.00%	[18]	6.00%	[17],[21],[22]
Interest Rate	[10],[13],[16],[22]			11.49%
Interest rate cash		7.70%
Interest rate paid in kind	[13]	4.00%
Principal	[10],[16]	$ 1,554	[5]	$ 1,489	[6],[22]
Amortized Cost	[10],[16]	$ 1,507		$ 1,420	[22]
Percentage of Net Assets	[10],[16]	0.10%		0.20%	[22]
Fair Value	[10],[16]	$ 1,492		$ 1,414	[4],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[10],[16]	90-day Term SOFR		90-day Term SOFR	[22]
Investment, Identifier [Axis]: Acquia, Inc., One stop
Spread Above Index		7.00%	[18]	7.00%	[11],[15]
Interest Rate		12.46%	[12]	12.34%	[11],[13]
Principal		$ 9,956	[5]	$ 9,956	[6],[11]
Amortized Cost		$ 9,949		$ 9,956	[11]
Percentage of Net Assets		0.60%		1.50%	[11]
Fair Value		$ 9,956	[3]	$ 9,956	[4],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR		180 day LIBOR	[11]
Investment, Identifier [Axis]: Acrisure, LLC, Senior secured
Spread Above Index		3.25%	[8],[18],[24]	4.25%	[7],[11],[15],[20],[21]
Interest Rate		8.21%	[8],[12],[24]	9.68%	[7],[11],[13]
Principal		$ 14,927	[5],[8],[24]	$ 2,992	[6],[7],[11]
Amortized Cost		$ 14,874	[8],[24]	$ 2,955	[7],[11]
Percentage of Net Assets		0.90%	[8],[24]	0.50%	[7],[11]
Fair Value		$ 14,945	[3],[8],[24]	$ 2,991	[7],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR	[8],[24]	180 day LIBOR	[7],[11]
Investment, Identifier [Axis]: Agiliti Health, Inc., Senior secured
Spread Above Index	[8]	3.00%
Interest Rate	[8],[12]	8.33%
Principal	[8]	$ 6,970
Amortized Cost	[8]	$ 6,960
Percentage of Net Assets	[8]	0.40%
Fair Value	[3],[8]	$ 6,787
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[23]	90-day Term SOFR
Investment, Identifier [Axis]: Alegeus Technologies Holdings Corp., Senior secured
Spread Above Index		8.25%	[8],[19]	8.25%	[22]
Interest Rate		13.46%	[8],[12],[19]	13.36%	[13],[22]
Principal		$ 5,775	[8],[19]	$ 6,000	[6],[22]
Amortized Cost		$ 5,730	[8],[19]	$ 6,000	[22]
Percentage of Net Assets		0.30%	[8],[19]	0.90%	[7],[22]
Fair Value		$ 5,775	[3],[8],[19]	$ 6,000	[4],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[8],[19],[23]	180-day Term SOFR	[22]
Investment, Identifier [Axis]: Amberfield Acquisition Co., LLC units
Principal (in shares)	[1],[2],[5],[8]	450
Amortized Cost	[1],[2],[8]	$ 450
Fair Value	[1],[2],[3],[8]	$ 452
Investment, Identifier [Axis]: Amberfield Acquisition Co., One stop 1
Spread Above Index	[8]	5.00%
Interest Rate	[8],[12]	9.60%
Principal	[5],[8]	$ 1,487
Amortized Cost	[8]	$ 1,473
Percentage of Net Assets	[8]	0.10%
Fair Value	[3],[8]	$ 1,487
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[23]	90-day Term SOFR
Investment, Identifier [Axis]: Amberfield Acquisition Co., One stop 2
Spread Above Index	[8],[25]	5.00%
Amortized Cost	[8],[25]	$ (9)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Amberfield Acquisition Co., One stop 3
Spread Above Index	[8],[25]	5.00%
Amortized Cost	[8],[25]	$ (1)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: AmerCareRoyal LLC, Senior secured
Spread Above Index	[22],[26]			7.00%
Interest rate cash				11.98%
Interest rate paid in kind				0.50%
Principal	[6],[22],[26]			$ 1,599
Amortized Cost	[22],[26]			$ 1,599
Percentage of Net Assets	[22],[26]			0.20%
Fair Value	[7],[22],[26]			$ 1,599
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[22],[26]			30-day Term SOFR
Investment, Identifier [Axis]: Anaplan, Inc., One stop
Spread Above Index		5.25%	[8]	6.50%	[11],[20]
Interest Rate		9.85%	[8],[12]	11.82%	[11],[13]
Principal	[6]	$ 10,000	[8]	$ 10,000	[11]
Amortized Cost		$ 9,921	[8]	$ 9,904	[11]
Percentage of Net Assets		0.60%	[8]	1.50%	[11]
Fair Value		$ 10,000	[8]	$ 10,000	[4],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[8]	30-day Term SOFR	[11]
Investment, Identifier [Axis]: Any Hour, LLC, One stop 1
Spread Above Index		5.00%
Interest Rate		9.60%
Principal		$ 30,591
Amortized Cost		$ 30,159
Percentage of Net Assets		1.80%
Fair Value		$ 30,285
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: Any Hour, LLC, One stop 2
Interest rate paid in kind		13.00%
Principal	[27]	$ 4,844
Amortized Cost	[27]	$ 4,756
Percentage of Net Assets	[27]	0.30%
Fair Value	[27]	$ 4,796
Investment, Identifier [Axis]: Any Hour, LLC, One stop 3
Spread Above Index		5.00%
Interest Rate		9.90%
Principal		$ 1,481
Amortized Cost		$ 1,416
Percentage of Net Assets		0.10%
Fair Value		$ 1,435
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: Any Hour, LLC, One stop 4
Spread Above Index		5.00%
Interest Rate		10.28%
Principal		$ 866
Amortized Cost		803
Fair Value		$ 777
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: Apex Group Treasury, LLC, Senior secured
Spread Above Index	[9],[24]	3.75%
Interest Rate	[9],[24]	8.78%
Principal	[9],[24]	$ 4,987
Amortized Cost	[9],[24]	$ 5,006
Percentage of Net Assets	[9],[24]	0.30%
Fair Value	[9],[24]	$ 5,000
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[9],[24]	90-day Term SOFR
Investment, Identifier [Axis]: Apex Service Partners, LLC, One stop 1
Spread Above Index		5.00%
Interest Rate		9.86%
Principal		$ 18,070
Amortized Cost		$ 17,611
Percentage of Net Assets		1.00%
Fair Value		$ 17,890
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR
Investment, Identifier [Axis]: Apex Service Partners, LLC, One stop 2
Spread Above Index		5.00%
Interest Rate		9.86%
Principal		$ 4,301
Amortized Cost		$ 4,197
Percentage of Net Assets		0.30%
Fair Value		$ 4,258
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR
Investment, Identifier [Axis]: Apex Service Partners, LLC, One stop 3
Spread Above Index		5.00%
Interest Rate		9.86%
Principal		$ 1,477
Amortized Cost		$ 1,411
Percentage of Net Assets		0.10%
Fair Value		$ 1,344
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR
Investment, Identifier [Axis]: Apex Service Partners, LLC, One stop 4
Spread Above Index		5.00%
Interest Rate		9.86%
Principal		$ 640
Amortized Cost		594
Fair Value		$ 630
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR
Investment, Identifier [Axis]: AppLovin Corporation, Senior secured
Spread Above Index	[9],[18],[24]	2.50%
Interest Rate	[9],[12],[24]	7.35%
Principal	[5],[9],[24]	$ 1,116
Amortized Cost	[9],[24]	$ 1,118
Percentage of Net Assets	[9],[24]	0.10%
Fair Value	[3],[9],[24]	$ 1,116
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[9],[24]	30-day Term SOFR
Investment, Identifier [Axis]: Appfire Technologies, LLC, One stop
Spread Above Index	[21]			5.50%
Interest Rate	[13]			11.06%
Principal	[6]			$ 10,287
Amortized Cost				$ 10,095
Percentage of Net Assets				1.50%
Fair Value	[4]			$ 10,081
Investment, Variable Interest Rate, Type [Extensible Enumeration]				90-day Term SOFR
Investment, Identifier [Axis]: Appfire Technologies, LLC, One stop 1
Spread Above Index		4.75%
Interest Rate	[12]	9.35%
Principal	[6]	$ 10,180
Amortized Cost		$ 10,034
Percentage of Net Assets		0.60%
Fair Value		$ 10,180
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: Appfire Technologies, LLC, One stop 2
Spread Above Index	[8]	4.75%
Amortized Cost	[8]	$ (105)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Apttus Corporation, Senior secured
Spread Above Index		3.50%	[8]	4.00%	[11],[20]
Interest Rate		8.56%	[8],[12]	9.43%	[11],[13]
Principal	[6]	$ 9,931	[8]	$ 2,992	[11]
Amortized Cost		$ 9,926	[8]	$ 2,956	[11]
Percentage of Net Assets		0.60%	[8]	0.50%	[11]
Fair Value		$ 9,979	[8]	$ 2,961	[4],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[8]	30-day Term SOFR	[11]
Investment, Identifier [Axis]: Arch Global CCT Holdings Corp., Senior secured 1
Spread Above Index		4.75%	[18],[19]	4.75%	[20],[21],[22]
Interest Rate		9.44%	[12],[19]	10.22%	[13],[22]
Principal		$ 6,725	[5],[19]	$ 6,778	[6],[22]
Amortized Cost		$ 6,652	[19]	$ 6,654	[22]
Percentage of Net Assets		0.40%	[19]	1.00%	[22]
Fair Value		$ 6,590	[3],[19]	$ 6,642	[7],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[19]	90-day Term SOFR	[22]
Investment, Identifier [Axis]: Arch Global CCT Holdings Corp., Senior secured 2
Spread Above Index		4.75%	[18],[19]	4.75%	[20],[21],[22]
Interest Rate		9.44%	[12],[19]	10.24%	[13],[22]
Principal		$ 4,371	[5],[19]	$ 4,417	[6],[22]
Amortized Cost		$ 4,324	[19]	$ 4,336	[22]
Percentage of Net Assets		0.20%	[19]	0.70%	[22]
Fair Value		$ 4,284	[3],[19]	$ 4,328	[7],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[19]	90-day Term SOFR	[22]
Investment, Identifier [Axis]: Artifact Bidco, Inc., One stop 1
Spread Above Index	[8]	4.50%
Interest Rate	[8],[12]	9.10%
Principal	[6],[8]	$ 5,024
Amortized Cost	[8]	$ 4,975
Percentage of Net Assets	[8]	0.30%
Fair Value	[8]	$ 4,974
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	90-day Term SOFR
Investment, Identifier [Axis]: Artifact Bidco, Inc., One stop 2
Spread Above Index	[8]	4.50%
Amortized Cost	[8]	$ (6)
Fair Value	[8]	$ (6)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Artifact Bidco, Inc., One stop 3
Spread Above Index	[8]	4.50%
Amortized Cost	[8]	$ (3)
Fair Value	[8]	$ (3)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Artifact Bidco, Inc., One stop 4
Spread Above Index	[8]	4.50%
Amortized Cost	[8]	$ (6)
Fair Value	[8]	$ (6)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Ascensus Group Holdings, Senior secured
Spread Above Index		3.50%
Interest Rate		8.46%
Principal		$ 13,902
Amortized Cost		$ 13,939
Percentage of Net Assets		0.80%
Fair Value		$ 13,919
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR
Investment, Identifier [Axis]: Ashco, LLC, Senior secured
Spread Above Index		3.75%	[8],[24]	3.75%	[7],[11],[20]
Interest Rate		8.71%	[8],[12],[24]	9.18%	[7],[11],[13]
Principal		$ 15,902	[5],[8],[24]	$ 3,489	[6],[7],[11]
Amortized Cost		$ 15,925	[8],[24]	$ 3,481	[7],[11]
Percentage of Net Assets		0.90%	[8],[24]	0.50%	[7],[11]
Fair Value		$ 15,920	[3],[8],[24]	$ 3,486	[4],[7],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR	[8],[24]	30-day Term SOFR	[7],[11]
Investment, Identifier [Axis]: AssuredPartners Capital, Inc., Senior secured
Spread Above Index		3.50%	[8],[9],[18],[24]	3.50%	[7],[10],[11],[20],[21]
Interest Rate		8.35%	[8],[9],[12],[24]	8.82%	[7],[10],[11],[13]
Principal		$ 13,942	[5],[8],[9],[24]	$ 3,298	[6],[7],[10],[11]
Amortized Cost		$ 14,003	[8],[9],[24]	$ 3,297	[7],[10],[11]
Percentage of Net Assets		0.80%	[8],[9],[24]	0.50%	[7],[10],[11]
Fair Value		$ 13,945	[3],[8],[9],[24]	$ 3,293	[7],[10],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR	[8],[9],[24]	90-day Term SOFR	[7],[10],[11]
Investment, Identifier [Axis]: Athenahealth, Inc., Senior secured
Spread Above Index	[8],[9],[14]	3.25%
Interest Rate	[8],[9],[12]	8.10%
Principal	[5],[8],[9]	$ 2,992
Amortized Cost	[8],[9]	$ 2,974
Percentage of Net Assets	[8],[9]	0.20%
Fair Value	[3],[8],[9]	$ 2,979
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[9],[14]	30-day Term SOFR
Investment, Identifier [Axis]: Ave Holdings III, Corp, One stop
Spread Above Index		5.25%	[8]	5.50%	[11],[21],[22]
Interest Rate		9.75%	[8],[12]	11.04%	[11],[13],[22]
Principal		$ 13,585	[5],[8]	$ 15,830	[6],[11],[22]
Amortized Cost		$ 13,288	[8]	$ 15,380	[11],[22]
Percentage of Net Assets		0.80%	[8]	2.40%	[11],[22]
Fair Value		$ 13,585	[3],[8]	$ 15,354	[4],[11],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		180-day Term SOFR	[8]	90-day Term SOFR	[11],[22]
Investment, Identifier [Axis]: Axiom Merger Sub Inc., One stop
Spread Above Index		4.75%	[8]	5.50%	[11],[28],[29],[30]
Interest Rate		8.58%	[8],[12]	8.90%	[11],[13],[30]
Principal	[6]	$ 5,998	[8]	$ 5,755	[11],[30]
Amortized Cost		$ 5,849	[8]	$ 5,939	[11],[30]
Percentage of Net Assets		0.30%	[8]	0.90%	[11],[30]
Fair Value		$ 5,953	[8]	$ 5,755	[4],[11],[30]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day EURIBOR	[8]	90-day EURIBOR, 180-day EURIBOR	[11],[30]
Investment, Identifier [Axis]: Azul Systems, Inc., Senior secured
Spread Above Index		4.50%		4.50%	[21]
Interest Rate		9.25%	[12]	10.04%	[13]
Principal	[6]	$ 3,000		$ 3,000
Amortized Cost		$ 3,000		$ 3,000
Percentage of Net Assets		0.20%		0.50%
Fair Value		$ 3,000		$ 3,000	[4]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR		90-day Term SOFR
Investment, Identifier [Axis]: Azurite Intermediate Holdings, Inc., One stop
Spread Above Index	[8]	6.50%
Interest Rate	[8],[12]	11.35%
Principal	[6],[8]	$ 11,226
Amortized Cost	[8]	$ 11,025
Percentage of Net Assets	[8]	0.60%
Fair Value	[8]	$ 11,226
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	30-day Term SOFR
Investment, Identifier [Axis]: Azurite Intermediate Holdings, Inc., One stop 1
Spread Above Index		6.50%
Interest Rate	[12]	11.35%
Principal	[6]	$ 7,718
Amortized Cost		$ 7,611
Percentage of Net Assets		0.40%
Fair Value		$ 7,718
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR
Investment, Identifier [Axis]: Azurite Intermediate Holdings, Inc., One stop 2
Spread Above Index	[8]	6.50%
Amortized Cost	[8]	$ (39)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: BCPE Pequod Buyer, Senior secured
Spread Above Index		3.50%
Interest Rate		8.10%
Principal		$ 8,000
Amortized Cost		$ 7,990
Percentage of Net Assets		0.40%
Fair Value		$ 7,974
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: BJH Holdings III Corp., One stop
Spread Above Index		4.50%	[19]	4.50%	[20],[21],[22]
Interest Rate		9.97%	[12],[19]	9.90%	[13],[22]
Principal		$ 9,874	[5],[19]	$ 9,975	[6],[22]
Amortized Cost		$ 9,793	[19]	$ 9,799	[22]
Percentage of Net Assets		0.60%	[19]	1.50%	[22]
Fair Value		$ 9,800	[3],[19]	$ 9,875	[7],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[19],[23]	90-day Term SOFR	[22]
Investment, Identifier [Axis]: Baker Tilly Advisory Group, LP, One stop 1
Spread Above Index		5.00%
Interest Rate		9.85%
Principal		$ 17,005
Amortized Cost		$ 16,767
Percentage of Net Assets		1.00%
Fair Value		$ 17,005
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR
Investment, Identifier [Axis]: Baker Tilly Advisory Group, LP, One stop 2
Spread Above Index	[25]	5.00%
Amortized Cost	[25]	$ (51)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Baker Tilly Advisory Group, LP, One stop 3
Spread Above Index	[25]	5.00%
Amortized Cost	[25]	$ (18)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Bamboo US Bidco LLC, One stop 1
Spread Above Index		6.75%	[8],[27]	6.00%	[11]
Interest Rate	[11],[13]			11.32%
Interest rate cash		8.62%
Interest rate paid in kind		3.38%
Principal		$ 8,016	[8],[27]	$ 7,871	[6],[11]
Amortized Cost		$ 7,817	[8],[27]	$ 7,635	[11]
Percentage of Net Assets		0.50%	[8],[27]	1.20%	[7],[11]
Fair Value		$ 7,936	[3],[8],[27]	$ 7,635	[4],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[8],[23],[27]	30-day Term SOFR	[11]
Investment, Identifier [Axis]: Bamboo US Bidco LLC, One stop 2
Spread Above Index		6.75%	[8],[9],[27],[31]	6.00%	[10],[11],[30],[32]
Interest Rate	[10],[11],[13],[30]			9.86%
Interest rate cash		7.01%
Interest rate paid in kind		3.38%
Principal		$ 5,554	[8],[9],[27],[31]	$ 5,179	[6],[10],[11],[30]
Amortized Cost		$ 5,144	[8],[9],[27],[31]	$ 5,023	[10],[11],[30]
Percentage of Net Assets		0.30%	[8],[9],[27],[31]	0.80%	[7],[10],[11],[30]
Fair Value		$ 5,498	[3],[8],[9],[27],[31]	$ 5,023	[4],[10],[11],[30]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day EURIBOR	[8],[9],[27],[31],[33]	30 day EURIBOR	[10],[11],[30]
Investment, Identifier [Axis]: Bamboo US Bidco LLC, One stop 3
Spread Above Index		6.75%	[8],[27]	6.00%	[11],[34]
Interest rate cash		8.56%
Interest rate paid in kind		3.38%
Principal	[8],[27]	$ 594
Amortized Cost		578	[8],[27]	$ (50)	[11],[34]
Fair Value		$ 582	[3],[8],[27]	$ (50)	[4],[11],[34]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[8],[23],[27]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	[11],[34]
Investment, Identifier [Axis]: Bamboo US Bidco LLC, One stop 4
Spread Above Index		6.00%	[8]	6.00%	[11],[34]
Amortized Cost		$ (42)	[8]	$ (18)	[11],[34]
Fair Value		$ (13)	[3],[8]	$ (18)	[4],[11],[34]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	[11],[34]
Investment, Identifier [Axis]: Baxter Planning Systems, LLC, One stop 1
Spread Above Index	[8]	6.25%
Interest rate cash		8.12%
Interest rate paid in kind		3.38%
Principal	[6],[8]	$ 11,632
Amortized Cost	[8]	$ 11,550
Percentage of Net Assets	[8]	0.70%
Fair Value	[8]	$ 11,632
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	90-day Term SOFR
Investment, Identifier [Axis]: Baxter Planning Systems, LLC, One stop 2
Spread Above Index	[8]	6.25%
Amortized Cost	[8]	$ (15)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Baxter Planning Systems, LLC, One stop 3
Spread Above Index	[8]	5.75%
Amortized Cost	[8]	$ (17)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Belfor USA Group Inc., Senior secured
Spread Above Index	[11]			4.00%
Interest Rate	[11],[13]			9.43%
Principal	[6],[11]			$ 1,995
Amortized Cost	[11]			$ 2,002
Percentage of Net Assets	[11]			0.30%
Fair Value	[7],[11]			$ 1,999
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[11]			30-day Term SOFR
Investment, Identifier [Axis]: Ben Nevis Midco Limited, One stop 1
Spread Above Index	[8],[9],[18],[35]	5.50%
Interest Rate	[8],[9],[12],[35]	10.35%
Principal	[5],[8],[9],[35]	$ 7,826
Amortized Cost	[8],[9],[35]	$ 7,690
Percentage of Net Assets	[8],[9],[35]	0.50%
Fair Value	[3],[8],[9],[35]	$ 7,826
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[9],[35]	30-day Term SOFR
Investment, Identifier [Axis]: Ben Nevis Midco Limited, One stop 2
Spread Above Index	[8],[9],[18],[35]	5.50%
Interest Rate	[8],[9],[12],[35]	10.56%
Principal	[5],[8],[9],[35]	$ 5,262
Amortized Cost	[8],[9],[35]	$ 5,262
Percentage of Net Assets	[8],[9],[35]	0.30%
Fair Value	[3],[8],[9],[35]	$ 5,262
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[9],[35]	30-day Term SOFR
Investment, Identifier [Axis]: Ben Nevis Midco Limited, One stop 3
Spread Above Index	[8],[9],[18],[35]	5.50%
Interest Rate	[8],[9],[12],[35]	10.36%
Principal	[5],[8],[9],[35]	$ 1,286
Amortized Cost	[8],[9],[35]	$ 1,229
Percentage of Net Assets	[8],[9],[35]	0.10%
Fair Value	[3],[8],[9],[35]	$ 1,286
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[9],[35]	90-day Term SOFR
Investment, Identifier [Axis]: Ben Nevis Midco Limited, One stop 4
Spread Above Index	[8],[9],[18],[35]	5.50%
Interest Rate	[8],[9],[12],[35]	10.34%
Principal	[5],[8],[9],[35]	$ 829
Amortized Cost	[8],[9],[35]	829
Fair Value	[3],[8],[9],[35]	$ 829
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[9],[35]	30-day Term SOFR
Investment, Identifier [Axis]: Berlin Packaging, LLC, Senior secured
Spread Above Index	[7],[11]			3.75%
Interest Rate	[7],[11],[13]			9.34%
Principal	[6],[7],[11]			$ 2,992
Amortized Cost	[7],[11]			$ 2,969
Percentage of Net Assets	[7],[11]			0.50%
Fair Value	[7],[11]			$ 2,965
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[7],[11]			90-day Term SOFR
Investment, Identifier [Axis]: BestPass, Inc., One stop 1
Spread Above Index	[8]	5.25%
Interest Rate	[8],[12]	10.10%
Principal	[6],[8]	$ 36,600
Amortized Cost	[8]	$ 36,421
Percentage of Net Assets	[8]	2.10%
Fair Value	[8]	$ 36,417
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	30-day Term SOFR
Investment, Identifier [Axis]: BestPass, Inc., One stop 2
Spread Above Index	[8]	5.25%
Amortized Cost	[8]	$ (18)
Fair Value	[8]	$ (18)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: BestPass, Inc., One stop 3
Spread Above Index	[8]	5.25%
Amortized Cost	[8]	$ (23)
Fair Value	[8]	$ (24)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Biscuit Parent, LLC, One stop 1
Spread Above Index	[8]	4.75%
Interest Rate	[8],[12]	9.35%
Principal	[5],[8]	$ 18,321
Amortized Cost	[8]	$ 18,195
Percentage of Net Assets	[8]	1.10%
Fair Value	[3],[8]	$ 18,321
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	90-day Term SOFR
Investment, Identifier [Axis]: Biscuit Parent, LLC, One stop 2
Spread Above Index	[8],[25]	4.75%
Amortized Cost	[8],[25]	$ (39)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Blackbird Purchaser, Inc., One stop 1
Spread Above Index	[18]	5.50%
Interest Rate	[12]	10.10%
Principal		$ 18,132
Amortized Cost		$ 17,972
Percentage of Net Assets		1.00%
Fair Value		$ 18,132
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: Blackbird Purchaser, Inc., One stop 2
Spread Above Index	[18]	5.50%
Interest Rate	[12]	10.10%
Principal		$ 1,075
Amortized Cost		$ 1,043
Percentage of Net Assets		0.10%
Fair Value		$ 1,075
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: Blackbird Purchaser, Inc., One stop 3
Spread Above Index	[18]	5.50%
Interest Rate	[12]	10.10%
Principal		$ 362
Amortized Cost		341
Fair Value		$ 362
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: Blast Bidco Inc, One stop 1
Spread Above Index		6.00%
Interest Rate		10.60%
Principal	[5]	$ 15,207
Amortized Cost		$ 15,011
Percentage of Net Assets		0.90%
Fair Value		$ 15,207
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: Blast Bidco Inc, One stop 2
Spread Above Index	[25]	6.00%
Amortized Cost	[25]	$ (22)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Bleriot US Bidco Inc, Senior secured
Spread Above Index		3.25%	[9],[18],[24]	4.00%	[7],[10],[11],[17],[21]
Interest Rate		7.85%	[9],[12],[24]	9.65%	[7],[10],[11],[13]
Principal		$ 13,266	[5],[9],[24]	$ 2,993	[6],[7],[10],[11]
Amortized Cost		$ 13,329	[9],[24]	$ 3,007	[7],[10],[11]
Percentage of Net Assets		0.80%	[9],[24]	0.50%	[7],[10],[11]
Fair Value		$ 13,299	[9],[24]	$ 3,000	[4],[7],[10],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[9],[24]	90-day Term SOFR	[7],[10],[11]
Investment, Identifier [Axis]: Bloomerang, LLC, One stop 1
Spread Above Index	[8]	6.00%
Interest Rate	[8]	10.85%
Principal	[8]	$ 10,189
Amortized Cost	[8]	$ 10,100
Percentage of Net Assets	[8]	0.60%
Fair Value	[8]	$ 10,189
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	30-day Term SOFR
Investment, Identifier [Axis]: Bloomerang, LLC, One stop 2
Spread Above Index	[8]	6.00%
Amortized Cost	[8]	$ (20)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Bloomerang, LLC, One stop 3
Spread Above Index	[8]	6.00%
Amortized Cost	[8]	$ (27)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Blue River Pet Care, LLC, One stop 1
Spread Above Index		5.00%	[19]	5.75%	[22]
Interest Rate		9.95%	[19]	11.27%	[13],[22]
Principal		$ 11,545	[5],[19]	$ 11,665	[6],[22]
Amortized Cost		$ 11,477	[19]	$ 11,558	[22]
Percentage of Net Assets		0.70%	[19]	1.80%	[7],[22]
Fair Value		$ 11,545	[19]	$ 11,549	[4],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR	[19]	90-day Term SOFR	[22]
Investment, Identifier [Axis]: Blue River Pet Care, LLC, One stop 2
Spread Above Index		5.00%	[8]	5.75%	[22]
Interest Rate		9.95%	[8]	11.27%	[13],[22]
Principal		$ 7,791	[5],[8]	$ 3,762	[6],[22]
Amortized Cost		$ 7,732	[8]	$ 3,727	[22]
Percentage of Net Assets		0.40%	[8]	0.60%	[7],[22]
Fair Value		$ 7,791	[8]	$ 3,724	[4],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR	[8]	90-day Term SOFR	[22]
Investment, Identifier [Axis]: Blue River Pet Care, LLC, One stop 3
Spread Above Index	[19]	5.00%
Interest Rate	[19]	9.95%
Principal	[5],[19]	$ 3,724
Amortized Cost	[19]	$ 3,702
Percentage of Net Assets	[19]	0.20%
Fair Value	[19]	$ 3,724
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[19]	30-day Term SOFR
Investment, Identifier [Axis]: Blue River Pet Care, LLC, One stop 4
Spread Above Index	[8],[25]	5.00%
Amortized Cost	[8],[25]	$ (153)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: BlueMatrix Holdings, LLC, One stop 1
Spread Above Index	[19]	5.25%
Interest Rate	[19]	9.85%
Principal	[5],[19]	$ 10,690
Amortized Cost	[19]	$ 10,606
Percentage of Net Assets	[19]	0.60%
Fair Value	[19]	$ 10,690
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[19]	90-day Term SOFR
Investment, Identifier [Axis]: BlueMatrix Holdings, LLC, One stop 2
Spread Above Index	[8],[25]	5.25%
Amortized Cost	[8],[25]	$ (15)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: BlueMatrix Holdings, LLC, One stop 3
Spread Above Index	[8],[25]	5.25%
Amortized Cost	[8],[25]	$ (28)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Bottomline Technologies, Inc., One stop
Spread Above Index		5.25%		5.25%	[20]
Interest Rate		10.10%		10.57%	[13]
Principal		$ 4,925		$ 4,975	[6]
Amortized Cost		$ 4,809		$ 4,832
Percentage of Net Assets		0.30%		0.70%
Fair Value		$ 4,875		$ 4,763	[4]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR		30-day Term SOFR
Investment, Identifier [Axis]: BradyIFS Holdings, LLC, One stop 1
Spread Above Index	[8]	6.00%
Interest Rate	[8]	11.25%
Principal	[5],[8]	$ 14,987
Amortized Cost	[8]	$ 14,733
Percentage of Net Assets	[8]	0.90%
Fair Value	[8]	$ 14,987
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	90-day Term SOFR
Investment, Identifier [Axis]: BradyIFS Holdings, LLC, One stop 2
Spread Above Index	[8]	6.00%
Interest Rate	[8]	11.18%
Principal	[5],[8]	$ 1,182
Amortized Cost	[8]	$ 1,168
Percentage of Net Assets	[8]	0.10%
Fair Value	[8]	$ 1,182
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	30-day Term SOFR
Investment, Identifier [Axis]: BrightView Landscapes, LLC , Senior secured
Spread Above Index	[7],[10],[11],[17],[21]			3.25%
Interest Rate	[7],[10],[11],[13]			8.62%
Principal	[6],[7],[10],[11]			$ 1,242
Amortized Cost	[7],[10],[11]			$ 1,234
Percentage of Net Assets	[7],[10],[11]			0.20%
Fair Value	[4],[7],[10],[11]			$ 1,245
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[7],[10],[11]			90-day Term SOFR
Investment, Identifier [Axis]: BrightView Landscapes, LLC, Senior secured
Spread Above Index	[7],[8],[9]	2.50%
Interest Rate	[7],[8],[9]	7.75%
Principal	[5],[7],[8],[9]	$ 2,500
Amortized Cost	[7],[8],[9]	$ 2,500
Percentage of Net Assets	[7],[8],[9]	0.10%
Fair Value	[7],[8],[9]	$ 2,500
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[7],[8],[9]	90-day Term SOFR
Investment, Identifier [Axis]: Brown Group Holding, LLC 2, Senior Secured
Spread Above Index	[18]	2.75%
Interest Rate	[12]	7.60%
Principal	[5]	$ 1,809
Amortized Cost		$ 1,810
Percentage of Net Assets		0.10%
Fair Value		$ 1,808
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Brown Group Holding, LLC, Senior secured
Spread Above Index		2.75%	[18]	3.75%	[7],[11],[17],[20],[21]
Interest Rate		7.84%	[12]	9.12%	[7],[11],[13]
Principal		$ 2,977	[5]	$ 2,993	[6],[7],[11]
Amortized Cost		$ 2,977		$ 2,996	[7],[11]
Percentage of Net Assets		0.20%		0.40%	[7],[11]
Fair Value		$ 2,975		$ 2,994	[4],[7],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR, 30-day Term SOFR		90-day Term SOFR, 30-day Term SOFR	[7],[11]
Investment, Identifier [Axis]: Bullhorn, Inc., One stop 1
Spread Above Index		5.00%		5.75%	[21]
Interest Rate		9.85%		11.24%	[13]
Principal		$ 3,959		$ 3,980	[6]
Amortized Cost		$ 3,926		$ 3,943
Percentage of Net Assets		0.20%		0.60%
Fair Value		$ 3,959		$ 3,940	[4]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR		90-day Term SOFR
Investment, Identifier [Axis]: Bullhorn, Inc., One stop 2
Spread Above Index		5.00%		5.75%	[21]
Interest Rate		9.85%		11.24%	[13]
Principal		$ 3,959		$ 3,979	[6]
Amortized Cost		$ 3,927		$ 3,943
Percentage of Net Assets		0.20%		0.60%
Fair Value		$ 3,959		$ 3,940	[4]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR		90-day Term SOFR
Investment, Identifier [Axis]: CAP KSI Holdings LLC, One Stop 1
Spread Above Index	[18]	5.25%
Interest Rate	[12]	9.85%
Principal	[5]	$ 23,403
Amortized Cost		$ 23,065
Percentage of Net Assets		1.40%
Fair Value		$ 23,403
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: CAP KSI Holdings LLC, One Stop 2
Spread Above Index	[18]	5.25%
Interest Rate	[12]	10.10%
Principal	[5]	$ 645
Amortized Cost		594
Fair Value		$ 645
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: CAP-KSI Holdings, LLC, LP units
Principal (in shares)	[5],[8],[36],[37]	1,146
Investment, Identifier [Axis]: CAP-KSI Holdings, LLC, Preferred stock
Principal (in shares)	[5],[8],[36],[37]	1,146
Amortized Cost	[8],[36],[37]	$ 1,146
Percentage of Net Assets	[8],[36],[37]	0.10%
Fair Value	[3],[8],[36],[37]	$ 1,146
Investment, Identifier [Axis]: CB Buyer, Inc., LP units
Principal (in shares)	[5],[8],[36],[37]	458
Amortized Cost	[8],[36],[37]	$ 458
Fair Value	[3],[8],[36],[37]	$ 458
Investment, Identifier [Axis]: CB Buyer, Inc., One stop 1
Spread Above Index	[8]	5.25%
Interest Rate	[8]	9.85%
Principal	[8]	$ 32,269
Amortized Cost	[8]	$ 31,958
Percentage of Net Assets	[8]	1.90%
Fair Value	[8]	$ 32,269
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	90-day Term SOFR
Investment, Identifier [Axis]: CB Buyer, Inc., One stop 2
Spread Above Index	[8]	5.25%
Amortized Cost	[8]	$ (35)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: CB Buyer, Inc., One stop 3
Spread Above Index	[8]	5.25%
Amortized Cost	[8]	$ (44)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: CCRR Parent, Inc., Senior secured
Spread Above Index	[11]			3.75%
Interest Rate	[11],[13]			9.18%
Principal	[6],[11]			$ 2,992
Amortized Cost	[11]			$ 2,935
Percentage of Net Assets	[7],[11]			0.40%
Fair Value	[4],[11]			$ 2,865
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[11]			30-day Term SOFR
Investment, Identifier [Axis]: CCSL Holdings, LLC, One stop
Spread Above Index	[10],[22]			6.00%
Interest Rate	[10],[13],[22]			11.42%
Principal	[6],[10],[22]			$ 11,846
Amortized Cost	[10],[22]			$ 11,618
Percentage of Net Assets	[7],[10],[22]			1.80%
Fair Value	[4],[10],[22]			$ 11,728
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[10],[22]			30-day Term SOFR
Investment, Identifier [Axis]: CCSL Holdings, LLC, One stop 1
Spread Above Index	[9],[19]	5.75%
Interest Rate	[9],[19]	10.60%
Principal	[5],[9],[19]	$ 11,725
Amortized Cost	[9],[19]	$ 11,549
Percentage of Net Assets	[9],[19]	0.70%
Fair Value	[9],[19]	$ 11,638
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[9],[19]	30-day Term SOFR
Investment, Identifier [Axis]: CCSL Holdings, LLC, One stop 2
Spread Above Index	[9],[25],[31]	5.75%
Fair Value	[9],[25],[31]	$ (203)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[9],[25],[31]	gcred:EuroInterbankOfferedRateMember
Investment, Identifier [Axis]: CCSL Holdings, LLC, One stop 3
Spread Above Index	[9],[25],[31]	5.75%
Amortized Cost	[9],[25],[31]	$ (38)
Fair Value	[9],[25],[31]	$ (40)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[9],[25],[31]	gcred:EuroInterbankOfferedRateMember
Investment, Identifier [Axis]: CHVAC Services Investment, LLC, Common stock
Principal (in shares)	[1],[2],[5],[8]	162
Amortized Cost	[1],[2],[8]	$ 408
Percentage of Net Assets	[1],[2],[8]	0.10%
Fair Value	[1],[2],[3],[8]	$ 464
Investment, Identifier [Axis]: CHVAC Services Investment, LLC, One stop 1
Spread Above Index		5.00%
Interest Rate		9.60%
Principal		$ 898
Amortized Cost		$ 891
Percentage of Net Assets		0.10%
Fair Value		$ 898
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: CHVAC Services Investment, LLC, One stop 2
Spread Above Index		5.00%
Interest Rate		9.60%
Principal		$ 418
Amortized Cost		405
Fair Value		$ 418
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: CHVAC Services Investment, LLC, One stop 3
Spread Above Index	[25]	5.00%
Amortized Cost	[25]	$ (1)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: CMI Parent Inc., One stop 1
Spread Above Index		5.00%
Interest Rate		9.85%
Principal	[5]	$ 18,402
Amortized Cost		$ 18,317
Percentage of Net Assets		1.10%
Fair Value		$ 18,310
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR
Investment, Identifier [Axis]: CMI Parent Inc., One stop 2
Spread Above Index	[19]	5.00%
Interest Rate	[19]	9.85%
Principal	[5],[19]	$ 6,757
Amortized Cost	[19]	$ 6,749
Percentage of Net Assets	[19]	0.40%
Fair Value	[19]	$ 6,723
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[19]	30-day Term SOFR
Investment, Identifier [Axis]: CMI Parent Inc., Senior secured
Spread Above Index	[22]			4.75%
Interest Rate	[13],[22]			10.17%
Principal	[6],[22]			$ 6,964
Amortized Cost	[22]			$ 6,964
Percentage of Net Assets	[7],[22]			1.00%
Fair Value	[4],[22]			$ 6,964
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[22]			30-day Term SOFR
Investment, Identifier [Axis]: COP CollisionRight Holdings, Inc., One stop
Spread Above Index	[11],[17],[21],[22]			5.25%
Interest Rate	[11],[13],[22]			10.79%
Principal	[6],[11],[22]			$ 23,425
Amortized Cost	[11],[22]			$ 22,759
Percentage of Net Assets	[11],[22]			3.60%
Fair Value	[4],[11],[22]			$ 23,191
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[11],[22]			90-day Term SOFR
Investment, Identifier [Axis]: COP Exterminators Acquisitions, Inc., Senior secured 1
Spread Above Index	[11]			5.50%
Interest Rate	[11],[13]			11.02%
Principal	[6],[11]			$ 780
Amortized Cost	[11]			$ 771
Percentage of Net Assets	[11]			0.10%
Fair Value	[7],[11]			$ 770
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[11]			90-day Term SOFR
Investment, Identifier [Axis]: COP Exterminators Acquisitions, Inc., Senior secured 2
Spread Above Index	[11]			5.50%
Principal	[6],[11]			$ 0
Amortized Cost	[11]			$ (1)
Percentage of Net Assets	[11]			0.00%
Fair Value	[7],[11]			$ (1)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[11]			us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: COP Exterminators Acquisitions, Inc., Senior secured 3
Spread Above Index	[11]			5.50%
Principal	[6],[11]			$ 0
Amortized Cost	[11]			$ (7)
Percentage of Net Assets	[11]			0.00%
Fair Value	[7],[11]			$ (5)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[11]			us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: CPM Holdings, Inc., Senior secured
Spread Above Index	[11],[20],[21]			3.50%
Interest Rate	[11],[13]			8.93%
Principal	[6],[11]			$ 8
Amortized Cost	[11]			8
Fair Value	[7],[11]			$ 8
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[11]			30-day Term SOFR
Investment, Identifier [Axis]: CVP Holdco, Inc, One stop 1
Spread Above Index	[8]	5.00%
Interest Rate	[8],[12]	9.85%
Principal	[5],[8]	$ 32,806
Amortized Cost	[8]	$ 32,491
Percentage of Net Assets	[8]	1.90%
Fair Value	[3],[8]	$ 32,806
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	30-day Term SOFR
Investment, Identifier [Axis]: CVP Holdco, Inc, One stop 2
Spread Above Index	[8],[25]	7.50%
Amortized Cost	[8],[25]	$ (33)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: CVP Holdco, Inc, One stop 3
Spread Above Index	[8],[25]	7.50%
Amortized Cost	[8],[25]	$ (42)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Caerus Midco 3 S.A.R.L., One stop
Spread Above Index		5.00%	[38]	5.50%	[10],[16],[21],[22]
Interest Rate		9.60%	[12],[38]	10.89%	[10],[13],[16],[22]
Principal	[6]	$ 19,698	[38]	$ 19,900	[10],[16],[22]
Amortized Cost		$ 19,233	[38]	$ 19,328	[10],[16],[22]
Percentage of Net Assets		1.10%	[38]	3.00%	[10],[16],[22]
Fair Value		$ 19,502	[38]	$ 19,303	[4],[10],[16],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[38]	90-day Term SOFR	[10],[16],[22]
Investment, Identifier [Axis]: Camelia Bidco Limited, One stop 1
Spread Above Index		5.50%	[8]	6.25%	[11],[30],[39],[40]
Interest Rate		10.45%	[8]	11.44%	[11],[13],[30],[40]
Principal		$ 4,793	[8]	$ 4,373	[6],[11],[30],[40]
Amortized Cost		$ 4,481	[8]	$ 4,468	[11],[30],[40]
Percentage of Net Assets		0.30%	[8]	0.70%	[11],[30],[40]
Fair Value		$ 4,793	[8]	$ 4,308	[4],[11],[30],[40]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		SONIA	[8]	SONIA	[11],[30],[40]
Investment, Identifier [Axis]: Camelia Bidco Limited, One stop 2
Spread Above Index		5.50%	[8]	6.25%	[11],[30],[40],[41]
Interest Rate		10.45%	[8]	10.39%	[11],[13],[30],[40]
Principal		$ 679	[8]	$ 285	[6],[11],[30],[40]
Amortized Cost		610	[8]	282	[11],[30],[40]
Fair Value		$ 679	[8]	$ 281	[4],[11],[30],[40]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		SONIA	[8]	Three-Month AUD	[11],[30],[40]
Investment, Identifier [Axis]: Camelia Bidco Limited, One stop 3
Spread Above Index		5.50%	[8]	6.25%	[11],[30],[34],[40]
Interest Rate	[8]	9.93%
Principal	[8]	$ 307
Amortized Cost		282	[8]	$ (29)	[11],[30],[34],[40]
Fair Value		$ 307	[8]	$ (28)	[4],[11],[30],[34],[40]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		Three-Month AUD	[8]	SONIA	[11],[30],[34],[40]
Investment, Identifier [Axis]: Camelia Bidco Limited, One stop 4
Spread Above Index	[8]	5.50%
Amortized Cost	[8]	$ (20)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	SONIA
Investment, Identifier [Axis]: Captive Resources Midco, LLC, One stop
Spread Above Index		5.25%	[8],[18],[27]	5.25%	[20],[21],[22],[26]
Interest Rate		10.10%	[8],[12],[27]	5.29%
Interest rate paid in kind				5.78%
Principal		$ 8,462	[5],[8],[27]	$ 8,258	[6],[22],[26]
Amortized Cost		$ 8,462	[8],[27]	$ 8,258	[22],[26]
Percentage of Net Assets		0.50%	[8],[27]	1.30%	[22],[26]
Fair Value		$ 8,462	[3],[8],[27]	$ 8,258	[7],[22],[26]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR	[8],[27]	90-day Term SOFR	[22],[26]
Investment, Identifier [Axis]: Cast & Crew Payroll, LLC, Senior secured
Spread Above Index		3.75%	[18]	3.50%	[7],[11],[20]
Interest Rate		8.60%	[12]	8.93%	[7],[11],[13]
Principal		$ 5,482		$ 2,992	[6],[7],[11]
Amortized Cost		$ 5,503		$ 2,976	[7],[11]
Percentage of Net Assets		0.30%		0.50%	[7],[11]
Fair Value		$ 5,499		$ 2,988	[4],[7],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR		30-day Term SOFR	[7],[11]
Investment, Identifier [Axis]: Cavender Stores L.P, Senior secured
Spread Above Index	[8]	5.00%
Interest Rate	[8],[12]	9.60%
Principal	[5],[8]	$ 24,193
Amortized Cost	[8]	$ 23,992
Percentage of Net Assets	[8]	1.40%
Fair Value	[3],[8]	$ 24,193
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	90-day Term SOFR
Investment, Identifier [Axis]: Ceres Groupe SAS & Ceres PikCo, One stop 1
Spread Above Index	[9],[31],[42]	5.25%
Interest Rate	[9],[31],[42]	8.84%
Principal	[9],[31],[42]	$ 13,516
Amortized Cost	[9],[31],[42]	$ 13,006
Percentage of Net Assets	[9],[31],[42]	0.80%
Fair Value	[9],[31],[42]	$ 13,389
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[9],[31],[42]	180 day LIBOR
Investment, Identifier [Axis]: Ceres Groupe SAS & Ceres PikCo, One stop 2
Spread Above Index	[9],[31],[42]	5.25%
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[9],[31],[42]	gcred:EuroInterbankOfferedRateMember
Investment, Identifier [Axis]: Ceres Groupe SAS & Ceres PikCo, One stop 3
Spread Above Index	[9],[31],[42]	5.25%
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[9],[31],[42]	gcred:EuroInterbankOfferedRateMember
Investment, Identifier [Axis]: Ceres Groupe SAS & Ceres PikCo, Subordinated debt
Spread Above Index	[9],[27],[31],[42]	8.00%
Interest rate cash		3.59%
Interest rate paid in kind		8.00%
Principal	[5],[9],[27],[31],[42]	$ 3,683
Amortized Cost	[9],[27],[31],[42]	$ 3,542
Percentage of Net Assets	[9],[27],[31],[42]	0.20%
Fair Value	[9],[27],[31],[42]	$ 3,647
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[9],[27],[31],[42]	180-day EURIBOR
Investment, Identifier [Axis]: Certus Pest, Inc., One stop 1
Spread Above Index		5.75%		7.50%	[11]
Interest Rate		10.50%		13.04%	[11],[13]
Principal		$ 3,304		$ 4,180	[6],[11]
Amortized Cost		$ 3,287		$ 4,142	[11]
Percentage of Net Assets		0.20%		0.60%	[11]
Fair Value		$ 3,304		$ 4,138	[7],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR		90-day Term SOFR	[11]
Investment, Identifier [Axis]: Certus Pest, Inc., One stop 2
Spread Above Index		5.75%	[19]	7.50%	[22]
Interest Rate		10.50%	[19]	13.04%	[13],[22]
Principal		$ 3,091	[19]	$ 3,910	[6],[22]
Amortized Cost		$ 3,074	[19]	$ 3,875	[22]
Percentage of Net Assets		0.20%	[19]	0.60%	[22]
Fair Value		$ 3,091	[19]	$ 3,871	[7],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[19]	90-day Term SOFR	[22]
Investment, Identifier [Axis]: Certus Pest, Inc., One stop 3
Spread Above Index		5.75%	[19]	7.50%	[22]
Interest Rate		10.50%	[19]	13.04%	[13],[22]
Principal		$ 2,597	[19]	$ 3,285	[6],[22]
Amortized Cost		$ 2,583	[19]	$ 3,255	[22]
Percentage of Net Assets		0.20%	[19]	0.50%	[22]
Fair Value		$ 2,597	[19]	$ 3,252	[7],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[19]	90-day Term SOFR	[22]
Investment, Identifier [Axis]: Certus Pest, Inc., One stop 4
Spread Above Index		5.75%	[19]	7.50%	[22]
Interest Rate		10.50%	[19]	13.04%	[13],[22]
Principal		$ 2,359	[19]	$ 2,985	[6],[22]
Amortized Cost		$ 2,347	[19]	$ 2,958	[22]
Percentage of Net Assets		0.10%	[19]	0.50%	[22]
Fair Value		$ 2,359	[19]	$ 2,955	[7],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[19]	90-day Term SOFR	[22]
Investment, Identifier [Axis]: Certus Pest, Inc., One stop 5
Spread Above Index		5.75%	[19]	7.50%	[22]
Interest Rate		10.50%	[19]	13.04%	[13],[22]
Principal		$ 1,427	[19]	$ 1,805	[6],[22]
Amortized Cost		$ 1,419	[19]	$ 1,788	[22]
Percentage of Net Assets		0.10%	[19]	0.30%	[22]
Fair Value		$ 1,427	[19]	$ 1,787	[7],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[19]	90-day Term SOFR	[22]
Investment, Identifier [Axis]: Certus Pest, Inc., One stop 6
Spread Above Index		5.75%	[19]	7.50%	[22]
Interest Rate		10.50%	[19]	13.04%	[13],[22]
Principal		$ 1,133	[19]	$ 1,434	[6],[22]
Amortized Cost		$ 1,127	[19]	$ 1,421	[22]
Percentage of Net Assets		0.10%	[19]	0.20%	[22]
Fair Value		$ 1,133	[19]	$ 1,420	[7],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[19]	90-day Term SOFR	[22]
Investment, Identifier [Axis]: Chase Intermediate, One stop
Spread Above Index		4.75%	[19]	5.25%	[11],[22]
Interest Rate		10.00%	[19]	10.95%	[11],[13],[22]
Principal		$ 14,723	[19]	$ 14,871	[6],[11],[22]
Amortized Cost		$ 14,498	[19]	$ 14,588	[11],[22]
Percentage of Net Assets		0.80%	[19]	2.20%	[11],[22]
Fair Value		$ 14,723	[19]	$ 14,574	[7],[11],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[19]	90-day Term SOFR, 180-day Term SOFR	[11],[22]
Investment, Identifier [Axis]: Collision SP Subco, LLC One Stop 2
Spread Above Index	[18]	5.50%
Interest Rate	[12]	10.36%
Principal	[5]	$ 1,749
Amortized Cost		$ 1,699
Percentage of Net Assets		0.10%
Fair Value		$ 1,749
Investment, Variable Interest Rate, Type [Extensible Enumeration]		180-day Term SOFR, 30-day Term SOFR
Investment, Identifier [Axis]: Collision SP Subco, LLC One Stop 1
Spread Above Index	[18]	5.50%
Interest Rate	[12]	10.75%
Principal	[5]	$ 9,575
Amortized Cost		$ 9,405
Percentage of Net Assets		0.60%
Fair Value		$ 9,575
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: Collision SP Subco, LLC, One Stop 3
Spread Above Index	[18]	5.50%
Interest Rate	[12]	10.75%
Principal	[5]	$ 236
Amortized Cost		208
Fair Value		$ 236
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: Compass Investors, Inc. , Senior secured
Spread Above Index		2.75%	[8],[18],[24]	3.75%	[7],[11],[20],[21]
Interest Rate		7.35%	[8],[12],[24]	9.14%	[7],[11],[13]
Principal		$ 4,948	[5],[8],[24]	$ 2,992	[6],[7],[11]
Amortized Cost		$ 4,955	[8],[24]	$ 3,000	[7],[11]
Percentage of Net Assets		0.30%	[8],[24]	0.40%	[7],[11]
Fair Value		$ 4,939	[3],[8],[24]	$ 2,994	[7],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[8],[24]	90-day Term SOFR	[7],[11]
Investment, Identifier [Axis]: ConnectWise, LLC, Senior secured
Spread Above Index		3.50%	[8]	3.50%	[11],[20]
Interest Rate		8.37%	[8]	8.93%	[11],[13]
Principal		$ 14,952	[8]	$ 2,936	[6],[11]
Amortized Cost		$ 14,936	[8]	$ 2,888	[11]
Percentage of Net Assets		0.90%	[8]	0.40%	[11]
Fair Value		$ 14,960	[8]	$ 2,896	[4],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[8]	30-day Term SOFR	[11]
Investment, Identifier [Axis]: Consor Intermediate II, LLC, One stop 1
Spread Above Index		4.75%
Interest Rate		9.35%
Principal		$ 1,209
Amortized Cost		$ 1,203
Percentage of Net Assets		0.10%
Fair Value		$ 1,209
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: Consor Intermediate II, LLC, One stop 2
Spread Above Index	[34]	4.75%
Amortized Cost	[34]	$ (5)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[34]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Consor Intermediate II, LLC, One stop 3
Spread Above Index	[34]	4.75%
Amortized Cost	[34]	$ (1)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[34]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Cornerstone OnDemand, Inc., Senior secured
Spread Above Index	[8]	3.75%
Interest Rate	[8]	8.71%
Principal	[8]	$ 9,509
Amortized Cost	[8]	$ 9,306
Percentage of Net Assets	[8]	0.50%
Fair Value	[8]	$ 8,932
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	30-day Term SOFR
Investment, Identifier [Axis]: Cotiviti, Senior secured
Spread Above Index	[8],[24]	3.25%
Interest Rate	[8],[12],[24]	8.45%
Principal	[8],[24]	$ 12,450
Amortized Cost	[8],[24]	$ 12,462
Percentage of Net Assets	[8],[24]	0.70%
Fair Value	[3],[8],[24]	$ 12,458
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[14],[24]	30-day Term SOFR
Investment, Identifier [Axis]: Crewline Buyer, Inc., One stop 1
Spread Above Index	[8]	6.75%
Interest Rate	[8]	11.35%
Principal	[8]	$ 24,193
Amortized Cost	[8]	$ 23,877
Percentage of Net Assets	[8]	1.40%
Fair Value	[8]	$ 24,193
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	90-day Term SOFR
Investment, Identifier [Axis]: Crewline Buyer, Inc., One stop 2
Spread Above Index	[8]	6.75%
Amortized Cost	[8]	$ (33)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Crunch Holdings, LLC, One stop 1
Spread Above Index	[18]	4.75%
Interest Rate	[12]	9.61%
Principal		$ 55,161
Amortized Cost		$ 54,886
Percentage of Net Assets		3.10%
Fair Value		$ 54,885
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR
Investment, Identifier [Axis]: Crunch Holdings, LLC, One stop 2
Spread Above Index	[18]	4.75%
Amortized Cost		$ (38)
Fair Value		$ (38)
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Datix Bidco Limited and RL Datix Holdings, Inc., One stop 1
Spread Above Index	[8],[43]	5.50%
Interest Rate	[8],[12]	10.81%
Principal	[8]	$ 23,296
Amortized Cost	[8]	$ 22,859
Percentage of Net Assets	[8]	1.30%
Fair Value	[3],[8]	$ 23,063
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[43]	180-day Term SOFR
Investment, Identifier [Axis]: Datix Bidco Limited and RL Datix Holdings, Inc., One stop 2
Spread Above Index	[8],[44]	5.50%
Interest Rate	[8],[12]	10.45%
Principal	[8]	$ 14,430
Amortized Cost	[8]	$ 13,298
Percentage of Net Assets	[8]	0.80%
Fair Value	[3],[8]	$ 14,285
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[44]	SONIA
Investment, Identifier [Axis]: Datix Bidco Limited and RL Datix Holdings, Inc., One stop 3
Spread Above Index	[8]	5.50%
Amortized Cost	[8]	$ (49)
Fair Value	[3],[8]	$ (53)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Datix Bidco Limited and RL Datix Holdings, Inc., One stop 4
Spread Above Index	[8]	5.50%
Amortized Cost	[8]	$ (86)
Fair Value	[3],[8]	$ (46)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Daxko Acquisition Corporation, One stop
Spread Above Index		5.00%		5.50%	[20]
Interest Rate		9.85%		10.92%	[13]
Principal		$ 11,695		$ 11,815	[6]
Amortized Cost		$ 11,338		$ 11,365
Percentage of Net Assets		0.70%		1.70%
Fair Value		$ 11,695		$ 11,342	[4]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR		30-day Term SOFR
Investment, Identifier [Axis]: Daxko Acquisition Corporation, One stop 1
Spread Above Index	[8]	4.00%
Interest Rate	[8]	12.00%
Principal	[8]	$ 149
Amortized Cost	[8]	115
Fair Value	[8]	$ 149
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	Prime rate
Investment, Identifier [Axis]: Daxko Acquisition Corporation, One stop 2
Spread Above Index	[8]	5.00%
Amortized Cost	[8]	$ (70)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Dcert Buyer, Inc., Senior secured
Spread Above Index		4.00%	[18],[24]	4.00%	[11],[20]
Interest Rate		8.85%	[12],[24]	9.32%	[11],[13]
Principal		$ 2,961	[5],[24]	$ 2,992	[6],[11]
Amortized Cost		$ 2,964	[24]	$ 2,996	[11]
Percentage of Net Assets		0.20%	[24]	0.50%	[11]
Fair Value		$ 2,881	[3],[24]	$ 2,978	[4],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR	[24]	30-day Term SOFR	[11]
Investment, Identifier [Axis]: Delinea Inc., One stop 1
Spread Above Index		6.00%	[18]	5.75%	[21],[22]
Interest Rate		10.75%	[12]	11.29%	[13],[22]
Principal		$ 33,003	[5]	$ 8,954	[6],[22]
Amortized Cost		$ 32,715		$ 8,615	[22]
Percentage of Net Assets		1.90%		1.40%	[22]
Fair Value		$ 33,003	[3]	$ 8,775	[4],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR		90-day Term SOFR	[22]
Investment, Identifier [Axis]: Delinea Inc., One stop 2
Spread Above Index		5.75%	[18]	5.75%	[21],[22]
Interest Rate		10.50%	[12]	11.29%	[13],[22]
Principal		$ 8,862	[5]	$ 4,895	[6],[22]
Amortized Cost		$ 8,603		$ 4,710	[22]
Percentage of Net Assets		0.50%		0.70%	[22]
Fair Value		$ 8,862	[3]	$ 4,797	[4],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR		90-day Term SOFR	[22]
Investment, Identifier [Axis]: Delinea Inc., One stop 3
Spread Above Index	[18]	5.75%
Interest Rate	[12]	10.50%
Principal	[5]	$ 4,845
Amortized Cost		$ 4,704
Percentage of Net Assets		0.30%
Fair Value	[3]	$ 4,845
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: Denali Bidco Limited, LP Interest
Principal (in shares)	[6],[10],[11],[40]			70
Amortized Cost	[10],[11],[40]			$ 90
Percentage of Net Assets	[10],[11],[40]			0.00%
Fair Value	[4],[10],[11],[40]			$ 90
Investment, Identifier [Axis]: Denali Bidco Limited, LP interest
Principal (in shares)	[5],[8],[9],[31],[36],[37]	75
Amortized Cost	[8],[9],[31],[36],[37]	$ 98
Fair Value	[3],[8],[9],[31],[36],[37]	$ 144
Investment, Identifier [Axis]: Denali Bidco Limited, One stop 1
Spread Above Index		5.50%	[8]	6.00%	[11],[30],[39],[40]
Interest Rate		8.85%	[8]	11.19%	[11],[13],[30],[40]
Principal		$ 3,879	[8]	$ 2,118	[6],[11],[30],[40]
Amortized Cost		$ 3,643	[8]	$ 2,140	[11],[30],[40]
Percentage of Net Assets		0.20%	[8]	0.30%	[11],[30],[40]
Fair Value		$ 3,879	[8]	$ 2,065	[4],[11],[30],[40]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day EURIBOR	[8]	SONIA	[11],[30],[40]
Investment, Identifier [Axis]: Denali Bidco Limited, One stop 2
Spread Above Index		6.00%	[8]	6.00%	[11],[30],[32],[40]
Interest Rate		10.95%	[8]	9.86%	[11],[13],[30],[40]
Principal		$ 2,321	[8]	$ 532	[6],[11],[30],[40]
Amortized Cost		$ 2,148	[8]	$ 534	[11],[30],[40]
Percentage of Net Assets		0.10%	[8]	0.10%	[11],[30],[40]
Fair Value		$ 2,332	[8]	$ 518	[4],[11],[30],[40]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		SONIA	[8]	30 day EURIBOR	[11],[30],[40]
Investment, Identifier [Axis]: Denali Bidco Limited, One stop 3
Spread Above Index		6.00%	[8]	6.00%	[11],[30],[34],[40]
Interest Rate	[8]	9.35%
Principal	[8]	$ 784
Amortized Cost		733	[8]	$ (9)	[11],[30],[34],[40]
Fair Value		$ 788	[8]	$ (9)	[4],[11],[30],[34],[40]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day EURIBOR	[8]	SONIA	[11],[30],[34],[40]
Investment, Identifier [Axis]: Denali Bidco Limited, One stop 4
Spread Above Index	[8]	6.00%
Interest Rate	[8]	9.35%
Principal	[8]	$ 560
Amortized Cost	[8]	536
Fair Value	[8]	$ 563
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	90-day EURIBOR
Investment, Identifier [Axis]: Denali Bidco Limited, One stop 5
Spread Above Index	[8]	5.50%
Amortized Cost	[8]	$ (37)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	SONIA
Investment, Identifier [Axis]: Denali Midco 2, LLC, One stop
Spread Above Index		6.00%	[18]	6.25%	[11],[17],[20],[22]
Interest Rate		10.95%	[12]	11.67%	[11],[13],[22]
Principal		$ 19,696	[5]	$ 19,899	[6],[11],[22]
Amortized Cost		$ 19,271		$ 19,335	[11],[22]
Percentage of Net Assets		1.20%		3.00%	[11],[22]
Fair Value		$ 19,696		$ 19,501	[4],[11],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember		30-day Term SOFR	[11],[22]
Investment, Identifier [Axis]: Diligent Corporation, One stop
Spread Above Index	[21]			6.25%
Interest Rate	[13]			11.77%
Principal	[6]			$ 5,969
Amortized Cost				$ 5,917
Percentage of Net Assets				0.90%
Fair Value	[4]			$ 5,910
Investment, Variable Interest Rate, Type [Extensible Enumeration]				90-day Term SOFR
Investment, Identifier [Axis]: Doxa Insurance Holdings LLC, One stop 1
Spread Above Index	[8],[18]	5.25%
Interest Rate	[8],[12]	10.06%
Principal	[5],[8]	$ 10,729
Amortized Cost	[8]	$ 10,634
Percentage of Net Assets	[8]	0.60%
Fair Value	[3],[8]	$ 10,756
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	90-day Term SOFR
Investment, Identifier [Axis]: Doxa Insurance Holdings LLC, One stop 2
Spread Above Index	[8],[18]	5.25%
Interest Rate	[8],[12]	10.22%
Principal	[5],[8]	$ 8,867
Amortized Cost	[8]	$ 8,776
Percentage of Net Assets	[8]	0.50%
Fair Value	[3],[8]	$ 8,892
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	90-day Term SOFR
Investment, Identifier [Axis]: Doxa Insurance Holdings LLC, One stop 3
Spread Above Index	[8],[18],[25]	5.50%
Amortized Cost	[8],[25]	$ (20)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Doxa Insurance Holdings LLC, One stop 4
Spread Above Index	[8],[18],[25]	5.00%
Amortized Cost	[8],[25]	$ (163)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Dynasty Acquisition Co., Senior secured 1
Spread Above Index		3.50%	[18],[24]	4.00%	[7],[11],[17],[20]
Interest Rate		8.35%	[12],[24]	9.32%	[7],[11],[13]
Principal		$ 5,738	[5],[24]	$ 2,095	[6],[7],[11]
Amortized Cost		$ 5,716	[24]	$ 2,084	[7],[11]
Percentage of Net Assets		0.30%	[24]	0.30%	[7],[11]
Fair Value		$ 5,749	[24]	$ 2,093	[4],[7],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR	[24]	30-day Term SOFR	[7],[11]
Investment, Identifier [Axis]: Dynasty Acquisition Co., Senior secured 2
Spread Above Index		3.50%	[9],[18],[24]	4.00%	[7],[10],[11],[17],[20]
Interest Rate		8.35%	[9],[12],[24]	9.32%	[7],[10],[11],[13]
Principal		$ 2,048	[5],[9],[24]	$ 898	[6],[7],[10],[11]
Amortized Cost		$ 2,038	[9],[24]	$ 893	[7],[10],[11]
Percentage of Net Assets		0.10%	[9],[24]	0.10%	[7],[10],[11]
Fair Value		$ 2,052	[9],[24]	$ 897	[4],[7],[10],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR	[9],[24]	30-day Term SOFR	[7],[10],[11]
Investment, Identifier [Axis]: E2open, LLC, Senior secured
Spread Above Index	[9],[18],[24]	3.50%
Interest Rate	[9],[12],[24]	8.46%
Principal	[5],[9],[24]	$ 7,465
Amortized Cost	[9],[24]	$ 7,491
Percentage of Net Assets	[9],[24]	0.40%
Fair Value	[3],[9],[24]	$ 7,497
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[9],[24]	30-day Term SOFR
Investment, Identifier [Axis]: EAB Global, Inc, Senior secured
Spread Above Index	[8],[18],[24]	3.25%
Interest Rate	[8],[12],[24]	8.10%
Principal	[5],[8],[24]	$ 12,296
Amortized Cost	[8],[24]	$ 12,286
Percentage of Net Assets	[8],[24]	0.70%
Fair Value	[3],[8],[24]	$ 12,267
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[24]	30-day Term SOFR
Investment, Identifier [Axis]: EAB Global, Inc. , Senior secured
Spread Above Index	[7],[11],[15],[20],[21]			3.50%
Interest Rate	[7],[11],[13]			8.87%
Principal	[6],[7],[11]			$ 3,183
Amortized Cost	[7],[11]			$ 3,164
Percentage of Net Assets	[7],[11]			0.50%
Fair Value	[7],[11]			$ 3,165
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[7],[11]			180 day LIBOR
Investment, Identifier [Axis]: ECI Macola/Max Holding, LLC, Senior secured
Spread Above Index	[11],[21]			3.75%
Interest Rate	[11],[13]			9.40%
Principal	[6],[11]			$ 1,995
Amortized Cost	[11]			$ 1,995
Percentage of Net Assets	[11]			0.30%
Fair Value	[4],[11]			$ 1,994
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[11]			90-day Term SOFR
Investment, Identifier [Axis]: EP Purchaser, LLC, Senior secured
Spread Above Index		3.50%	[18]	3.50%	[7],[11],[21]
Interest Rate		8.37%	[12]	9.15%	[7],[11],[13]
Principal		$ 4,952		$ 2,993	[6],[7],[11]
Amortized Cost		$ 4,925		$ 2,968	[7],[11]
Percentage of Net Assets		0.30%		0.40%	[7],[11]
Fair Value		$ 4,970		$ 2,962	[4],[7],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR		90-day Term SOFR	[7],[11]
Investment, Identifier [Axis]: ESO Solution, Inc., One stop
Spread Above Index		7.00%	[8]	7.00%	[11]
Interest Rate		12.06%	[8],[12]	12.40%	[11],[13]
Principal		$ 5,250	[5],[8]	$ 5,250	[6],[11]
Amortized Cost		$ 5,210	[8]	$ 5,194	[11]
Percentage of Net Assets		0.30%	[8]	0.80%	[7],[11]
Fair Value		$ 5,250	[3],[8]	$ 5,198	[4],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[8],[23]	90-day Term SOFR	[11]
Investment, Identifier [Axis]: Eagle Family Foods Group, LLC, One stop 1
Spread Above Index		5.00%
Interest Rate		10.33%
Principal	[5]	$ 11,032
Amortized Cost		$ 10,924
Percentage of Net Assets		0.60%
Fair Value		$ 10,922
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: Eagle Family Foods Group, LLC, One stop 2
Spread Above Index		5.00%
Interest Rate		10.33%
Principal	[5]	$ 165
Amortized Cost		153
Fair Value		$ 153
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: Eagle Parent Corp., Senior secured
Spread Above Index		4.25%	[8],[24]	4.25%	[7],[11]
Interest Rate		8.85%	[8],[24]	9.64%	[7],[11],[13]
Principal		$ 7,435	[5],[8],[24]	$ 3,491	[6],[7],[11]
Amortized Cost		$ 7,346	[8],[24]	$ 3,437	[7],[11]
Percentage of Net Assets		0.40%	[8],[24]	0.50%	[7],[11]
Fair Value		$ 7,070	[8],[24]	$ 3,402	[4],[7],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[8],[24]	90-day Term SOFR	[7],[11]
Investment, Identifier [Axis]: Eclipse Buyer, Inc. One stop 1
Spread Above Index		4.75%
Interest Rate	[12]	9.74%
Principal	[6]	$ 12,644
Amortized Cost		$ 12,518
Percentage of Net Assets		0.70%
Fair Value		$ 12,517
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: Eclipse Buyer, Inc. One stop 2
Spread Above Index	[8]	4.75%
Amortized Cost	[8]	$ (61)
Fair Value	[8]	$ (16)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Eclipse Buyer, Inc. One stop 3
Spread Above Index	[8]	4.75%
Amortized Cost	[8]	$ (11)
Fair Value	[8]	$ (11)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Eclipse Buyer, Inc., Preferred stock
Interest Rate		12.50%
Amortized Cost	[1],[2],[8],[45]	$ 3,329
Percentage of Net Assets	[1],[2],[8],[45]	0.20%
Fair Value	[1],[2],[3],[8],[45]	$ 3,300
Investment, Identifier [Axis]: Element Materials Technology Senior Secured
Spread Above Index	[9],[18],[24]	3.75%
Interest Rate	[9],[12],[24]	8.35%
Principal	[5],[9],[24]	$ 2,992
Amortized Cost	[9],[24]	$ 3,000
Percentage of Net Assets	[9],[24]	0.20%
Fair Value	[9],[24]	$ 3,004
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[9],[24]	90-day Term SOFR
Investment, Identifier [Axis]: Eliassen Group, LLC, One stop
Spread Above Index		5.75%		5.50%	[22],[46]
Interest Rate		10.35%	[12]	10.84%	[13],[22]
Principal	[6]	$ 4,856		$ 4,905	[22]
Amortized Cost		$ 4,856		$ 4,905	[22]
Percentage of Net Assets		0.20%		0.80%	[22]
Fair Value		$ 4,710		$ 4,905	[4],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR		180-day Term SOFR	[22]
Investment, Identifier [Axis]: Encore Holdings, LLC, One stop 1
Spread Above Index	[8]	5.25%
Interest Rate	[8]	10.11%
Principal	[5],[8]	$ 12,194
Amortized Cost	[8]	$ 12,003
Percentage of Net Assets	[8]	0.70%
Fair Value	[8]	$ 12,194
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	90-day Term SOFR
Investment, Identifier [Axis]: Encore Holdings, LLC, One stop 2
Spread Above Index		5.50%
Interest Rate		10.25%
Principal		$ 11,542
Amortized Cost		$ 11,360
Percentage of Net Assets		0.70%
Fair Value		$ 11,570
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: Encore Holdings, LLC, One stop 3
Spread Above Index		5.50%
Interest Rate		10.20%
Principal		$ 2,295
Amortized Cost		$ 2,258
Percentage of Net Assets		0.10%
Fair Value		$ 2,301
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: Entomo Brands Acquisitions, Inc, Senior secured 1
Spread Above Index		5.50%
Interest Rate		10.25%
Principal		$ 772
Amortized Cost		764
Fair Value		$ 772
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: Entomo Brands Acquisitions, Inc, Senior secured 2
Spread Above Index		5.50%
Interest Rate		10.25%
Principal		$ 222
Amortized Cost		216
Fair Value		$ 222
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: Entomo Brands Acquisitions, Inc, Senior secured 3
Spread Above Index		5.50%
Interest Rate		10.25%
Principal		$ 15
Amortized Cost		14
Fair Value		$ 15
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: Envernus, Inc., One stop 1
Spread Above Index	[18]	5.50%
Interest Rate	[12]	10.35%
Principal		$ 12,043
Amortized Cost		$ 11,885
Percentage of Net Assets		0.70%
Fair Value		$ 12,043
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR
Investment, Identifier [Axis]: Envernus, Inc., One stop 2
Spread Above Index	[18]	5.50%
Interest Rate	[12]	10.35%
Principal		$ 63
Amortized Cost		50
Fair Value		$ 63
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR
Investment, Identifier [Axis]: Envernus, Inc., One stop 3
Spread Above Index	[18]	5.50%
Amortized Cost		$ (4)
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Envernus, Inc., Senior secured
Spread Above Index	[11],[20],[22]			4.25%
Interest Rate	[11],[13],[22]			9.67%
Principal	[6],[11],[22]			$ 20,510
Amortized Cost	[11],[22]			$ 20,420
Percentage of Net Assets	[11],[22]			3.10%
Fair Value	[4],[11],[22]			$ 20,408
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[11],[22]			30-day Term SOFR
Investment, Identifier [Axis]: Essential Services Holdings Corporation, One stop 1
Spread Above Index	[8],[18]	5.00%
Interest Rate	[8],[12]	10.29%
Principal	[5],[8]	$ 40,923
Amortized Cost	[8]	$ 40,531
Percentage of Net Assets	[8]	2.30%
Fair Value	[3],[8]	$ 40,514
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	90-day Term SOFR
Investment, Identifier [Axis]: Essential Services Holdings Corporation, One stop 2
Spread Above Index	[8],[18],[25]	5.00%
Amortized Cost	[8],[25]	$ (48)
Fair Value	[3],[8],[25]	$ (50)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Essential Services Holdings Corporation, One stop 3
Spread Above Index	[8],[18],[25]	5.00%
Amortized Cost	[8],[25]	$ (38)
Fair Value	[3],[8],[25]	$ (80)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: EverCommerce Solutions, Inc, Senior secured
Spread Above Index	[8]	3.00%
Interest Rate	[8]	7.96%
Principal	[8]	$ 8,143
Amortized Cost	[8]	$ 8,164
Percentage of Net Assets	[8]	0.50%
Fair Value	[8]	$ 8,163
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	30-day Term SOFR
Investment, Identifier [Axis]: EverCommerce Solutions, Inc., Senior secured
Spread Above Index	[11],[20]			3.25%
Interest Rate	[11],[13]			8.68%
Principal	[6],[11]			$ 1,990
Amortized Cost	[11]			$ 1,992
Percentage of Net Assets	[11]			0.30%
Fair Value	[4],[11]			$ 1,994
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[11]			30-day Term SOFR
Investment, Identifier [Axis]: Evergreen IX Borrower 2023, LLC, One stop 1
Spread Above Index		4.75%	[8]	6.00%	[11],[21]
Interest Rate		9.35%	[8]	11.39%	[11],[13]
Principal		$ 11,795	[8]	$ 11,885	[6],[11]
Amortized Cost		$ 11,485	[8]	$ 11,588	[11]
Percentage of Net Assets		0.70%	[8]	1.80%	[11]
Fair Value		$ 11,677	[8]	$ 11,587	[4],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[8]	90-day Term SOFR	[11]
Investment, Identifier [Axis]: Evergreen IX Borrower 2023, LLC, One stop 2
Spread Above Index		4.75%	[8]	6.00%	[11],[34]
Interest Rate	[8]	9.35%
Principal	[8]	$ 3,682
Amortized Cost		$ 3,646	[8]	$ (33)	[11],[34]
Percentage of Net Assets	[8]	0.20%
Fair Value		$ 3,645	[8]	$ (33)	[4],[11],[34]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	[11],[34]
Investment, Identifier [Axis]: Evergreen IX Borrower 2023, LLC, One stop 3
Spread Above Index	[8]	4.75%
Amortized Cost	[8]	$ (34)
Fair Value	[8]	$ (10)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Excelitas Technologies Corp., One stop
Spread Above Index	[10],[11],[20],[21],[29],[30]			5.75%
Interest Rate	[10],[11],[13],[30]			9.54%
Principal	[6],[10],[11],[30]			$ 14,730
Amortized Cost	[10],[11],[30]			$ 15,056
Percentage of Net Assets	[10],[11],[30]			2.20%
Fair Value	[7],[10],[11],[30]			$ 14,583
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[10],[11],[30]			90-day EURIBOR
Investment, Identifier [Axis]: Excelitas Technologies Corp., One stop 1
Spread Above Index	[8],[9],[18],[31],[33]	5.25%
Interest Rate	[8],[9],[12],[31]	8.60%
Principal	[5],[8],[9],[31]	$ 15,356
Amortized Cost	[8],[9],[31]	$ 14,932
Percentage of Net Assets	[8],[9],[31]	0.90%
Fair Value	[3],[8],[9],[31]	$ 15,202
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[9],[31],[33]	90-day EURIBOR
Investment, Identifier [Axis]: Excelitas Technologies Corp., One stop 2
Spread Above Index	[8],[18],[25]	5.25%
Amortized Cost	[8],[25]	$ (18)
Fair Value	[3],[8],[25]	$ (26)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: FR Vision Holdings, Inc, One stop 1
Spread Above Index		5.50%
Interest Rate		10.78%
Principal		$ 18,378
Amortized Cost		$ 18,213
Percentage of Net Assets		1.10%
Fair Value		$ 18,378
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: FR Vision Holdings, Inc, One stop 2
Spread Above Index		5.50%
Interest Rate		10.78%
Principal		$ 1,547
Amortized Cost		$ 1,494
Percentage of Net Assets		0.10%
Fair Value		$ 1,547
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: FR Vision Holdings, Inc, One stop 3
Spread Above Index	[34]	5.50%
Amortized Cost	[34]	$ (13)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[34]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: FR Vision Holdings, Inc., LP units
Amortized Cost	[1],[2],[8]	$ 109
Fair Value	[1],[2],[3],[8]	$ 117
Investment, Identifier [Axis]: Fertitta Entertainment, LLC, Senior secured
Spread Above Index		3.75%	[3],[8],[14]	4.00%	[7],[11],[20],[21]
Interest Rate		8.85%	[3],[8],[12]	9.32%	[7],[11],[13]
Principal		$ 8,856	[3],[5],[8]	$ 3,491	[6],[7],[11]
Amortized Cost		$ 8,846	[3],[8]	$ 3,465	[7],[11]
Percentage of Net Assets		0.50%	[3],[8]	0.50%	[7],[11]
Fair Value		$ 8,842	[3],[8]	$ 3,462	[7],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR	[3],[8],[14]	30-day Term SOFR	[7],[11]
Investment, Identifier [Axis]: Filtration Group Corp., Senior secured
Spread Above Index		3.50%	[18]	3.50%	[7],[11],[20]
Interest Rate		8.46%	[12]	8.93%	[7],[11],[13]
Principal		$ 7,881		$ 2,992	[6],[7],[11]
Amortized Cost		$ 7,899		$ 2,992	[7],[11]
Percentage of Net Assets		0.50%		0.50%	[7],[11]
Fair Value		$ 7,892		$ 2,984	[4],[7],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR		30-day Term SOFR	[7],[11]
Investment, Identifier [Axis]: Finastra USA, Inc., One stop 1
Spread Above Index		7.25%	[8]	7.25%	[10],[11]
Interest Rate		12.18%	[8]	12.71%	[10],[11],[13]
Principal		$ 20,717	[5],[8]	$ 20,821	[6],[10],[11]
Amortized Cost		$ 20,375	[8]	$ 20,408	[10],[11]
Percentage of Net Assets		1.20%	[8]	3.10%	[10],[11]
Fair Value		$ 20,795	[8]	$ 20,405	[7],[10],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[8]	180-day Term SOFR	[10],[11]
Investment, Identifier [Axis]: Finastra USA, Inc., One stop 2
Spread Above Index		7.25%	[8]	7.25%	[10],[11]
Interest Rate		12.18%	[8]	12.58%	[10],[11],[13]
Principal		$ 23	[5],[8]	$ 11	[6],[10],[11]
Amortized Cost		22	[8]	$ 10	[10],[11]
Percentage of Net Assets	[10],[11]			0.00%
Fair Value		$ 23	[8]	$ 10	[7],[10],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[8]	30-day Term SOFR	[10],[11]
Investment, Identifier [Axis]: Focus Financial Partners, LLC, Senior secured
Spread Above Index	[7],[11]			3.50%
Interest Rate	[7],[11],[13]			8.82%
Principal	[6],[7],[11]			$ 3,500
Amortized Cost	[7],[11]			$ 3,494
Percentage of Net Assets	[7],[11]			0.50%
Fair Value	[7],[11]			$ 3,501
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[7],[11]			30-day Term SOFR
Investment, Identifier [Axis]: Focus Financial Partners, LLC, Senior secured 1
Spread Above Index	[24]	3.25%
Interest Rate	[24]	8.10%
Principal	[5],[24]	$ 8,127
Amortized Cost	[24]	$ 8,127
Percentage of Net Assets	[24]	0.50%
Fair Value	[24]	$ 8,112
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[24]	30-day Term SOFR
Investment, Identifier [Axis]: Focus Financial Partners, LLC, Senior secured 2
Spread Above Index	[24],[25]	3.25%
Fair Value	[24],[25]	$ (2)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[24],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: GFP Atlantic Holdco 2, LLC, One stop 1
Spread Above Index	[19]	6.00%
Interest Rate	[12],[19]	11.13%
Principal	[5],[19]	$ 2,620
Amortized Cost	[19]	$ 2,579
Percentage of Net Assets	[19]	0.20%
Fair Value	[3],[19]	$ 2,620
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[19],[23]	90-day Term SOFR
Investment, Identifier [Axis]: GFP Atlantic Holdco 2, LLC, One stop 2
Spread Above Index	[8],[25]	6.00%
Amortized Cost	[8],[25]	$ (46)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: GHX Ultimate Parent Corporation, Senior secured
Spread Above Index		4.00%	[8],[24]	4.75%	[11]
Interest Rate		9.13%	[8],[12],[24]	10.12%	[11],[13]
Principal		$ 2,978	[5],[8],[24]	$ 998	[6],[11]
Amortized Cost		$ 2,994	[8],[24]	$ 1,000	[11]
Percentage of Net Assets		0.20%	[8],[24]	0.20%	[7],[11]
Fair Value		$ 2,994	[3],[8],[24]	$ 999	[4],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[8],[23],[24]	90-day Term SOFR	[11]
Investment, Identifier [Axis]: GXS Group, Inc. , Senior secured
Spread Above Index	[7],[10],[11],[20],[47]			2.75%
Interest Rate	[7],[10],[11],[13],[47]			8.17%
Principal	[6],[7],[10],[11],[47]			$ 1,702
Amortized Cost	[7],[10],[11],[47]			$ 1,711
Percentage of Net Assets	[7],[10],[11],[47]			0.30%
Fair Value	[4],[7],[10],[11],[47]			$ 1,705
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[7],[10],[11],[47]			30-day Term SOFR
Investment, Identifier [Axis]: Galway Borrower LLC, One stop
Spread Above Index		4.50%	[8],[18]	5.25%	[20],[21],[22]
Interest Rate		9.10%	[8],[12]	10.64%	[13],[22]
Principal		$ 4,914	[5],[8]	$ 11,321	[6],[22]
Amortized Cost		$ 4,802	[8]	$ 10,997	[22]
Percentage of Net Assets		0.30%	[8]	1.70%	[22]
Fair Value		$ 4,890	[3],[8]	$ 10,981	[7],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[8]	90-day Term SOFR	[22]
Investment, Identifier [Axis]: Gimlet Bidco GMBH, One stop 1
Spread Above Index	[9],[18],[31],[33],[48]	5.75%
Interest Rate	[9],[12],[31],[48]	9.39%
Principal	[5],[9],[31],[48]	$ 1,671
Amortized Cost	[9],[31],[48]	$ 1,567
Percentage of Net Assets	[9],[31],[48]	0.10%
Fair Value	[3],[9],[31],[48]	$ 1,654
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[9],[31],[33],[48]	90-day EURIBOR
Investment, Identifier [Axis]: Gimlet Bidco GMBH, One stop 2
Spread Above Index	[9],[18],[31],[33],[48]	5.75%
Interest Rate	[9],[12],[31],[48]	9.39%
Principal	[5],[9],[31],[48]	$ 124
Amortized Cost	[9],[31],[48]	111
Fair Value	[3],[9],[31],[48]	$ 117
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[9],[31],[33],[48]	90-day EURIBOR
Investment, Identifier [Axis]: Graphpad Software, LLC, One stop 1
Spread Above Index	[18]	4.75%
Interest Rate	[12]	9.35%
Principal		$ 31,524
Amortized Cost		$ 31,372
Percentage of Net Assets		1.90%
Fair Value		$ 31,524
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: Graphpad Software, LLC, One stop 2
Spread Above Index	[18]	4.75%
Amortized Cost		$ (14)
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Graphpad Software, LLC, One stop 3
Spread Above Index	[18]	4.75%
Interest Rate	[12]	9.35%
Principal		$ 788
Amortized Cost		750
Fair Value		$ 788
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: Gurobi Optimization, LLC, Common stock
Amortized Cost	[8],[36],[37]	$ 209
Fair Value	[3],[8],[36],[37]	$ 209
Investment, Identifier [Axis]: Gurobi Optimization, LLC, One stop 1
Spread Above Index	[8]	4.75%
Interest Rate	[8]	9.47%
Principal	[8]	$ 46,708
Amortized Cost	[8]	$ 46,245
Percentage of Net Assets	[8]	2.70%
Fair Value	[8]	$ 46,241
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	90-day Term SOFR
Investment, Identifier [Axis]: Gurobi Optimization, LLC, One stop 2
Spread Above Index	[8]	4.75%
Amortized Cost	[8]	$ (39)
Fair Value	[8]	$ (39)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: HS Spa Holdings, Inc., One stop
Spread Above Index	[22]			5.75%
Interest Rate	[13],[22]			11.07%
Principal	[6],[22]			$ 7,960
Amortized Cost	[22]			$ 7,807
Percentage of Net Assets	[22]			1.20%
Fair Value	[7],[22]			$ 7,880
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[22]			180-day Term SOFR
Investment, Identifier [Axis]: HS Spa Holdings, Inc., One stop 1
Spread Above Index		5.25%
Interest Rate		10.31%
Principal		$ 7,879
Amortized Cost		$ 7,755
Percentage of Net Assets		0.50%
Fair Value		$ 7,879
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: HS Spa Holdings, Inc., One stop 2
Spread Above Index	[25]	5.25%
Amortized Cost	[25]	$ (4)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Health Buyer, LLC, Senior secured
Spread Above Index	[20],[21],[22],[49]			5.25%
Interest Rate	[13],[22]			10.80%
Principal	[6],[22]			$ 4,950
Amortized Cost	[22]			$ 4,855
Percentage of Net Assets	[22]			0.70%
Fair Value	[7],[22]			$ 4,777
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[22]			90-day Term SOFR
Investment, Identifier [Axis]: Health Buyer, LLC, Senior secured 1
Spread Above Index	[19]	5.25%
Interest Rate	[12],[19]	9.85%
Principal	[5],[19]	$ 4,925
Amortized Cost	[19]	$ 4,848
Percentage of Net Assets	[19]	0.30%
Fair Value	[3],[19]	$ 4,876
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[19],[23]	90-day Term SOFR
Investment, Identifier [Axis]: Health Buyer, LLC, Senior secured 2
Spread Above Index	[8],[25]	5.50%
Amortized Cost	[8],[25]	$ (5)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: HealthEdge Software, Inc., One stop 1
Spread Above Index	[8],[14]	4.75%
Interest Rate	[8],[12]	9.85%
Principal	[5],[8]	$ 14,299
Amortized Cost	[8]	$ 14,160
Percentage of Net Assets	[8]	0.80%
Fair Value	[3],[8]	$ 14,156
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[14]	30-day Term SOFR
Investment, Identifier [Axis]: HealthEdge Software, Inc., One stop 2
Spread Above Index	[8],[25]	4.75%
Amortized Cost	[8],[25]	$ (18)
Fair Value	[3],[8],[25]	$ (19)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: HealthEdge Software, Inc., One stop 3
Spread Above Index	[8],[25]	4.75%
Amortized Cost	[8],[25]	$ (31)
Fair Value	[3],[8],[25]	$ (32)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc., One stop
Spread Above Index	[11]			5.50%
Principal	[6],[11]			$ 0
Amortized Cost	[11]			$ (32)
Percentage of Net Assets	[11]			0.00%
Fair Value	[7],[11]			$ (33)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[11]			us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc., One stop 1
Spread Above Index		4.50%
Interest Rate		9.35%
Principal	[5]	$ 3,433
Amortized Cost		$ 3,450
Percentage of Net Assets		0.20%
Fair Value		$ 3,433
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc., One stop 2
Spread Above Index		4.75%
Interest Rate		9.60%
Principal	[5]	$ 1,056
Amortized Cost		$ 1,029
Percentage of Net Assets		0.10%
Fair Value		$ 1,056
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR
Investment, Identifier [Axis]: High Bar Brands Operating, LLC, Four Senior Secured
Spread Above Index	[18],[25]	5.25%
Amortized Cost	[25]	$ (3)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: High Bar Brands Operating, LLC, One Senior Secured
Spread Above Index	[18]	5.00%
Interest Rate	[12]	9.60%
Principal	[5]	$ 604
Amortized Cost		594
Fair Value		$ 604
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: High Bar Brands Operating, LLC, Three Senior Secured
Spread Above Index	[18]	5.00%
Interest Rate	[12]	9.60%
Principal	[5]	$ 107
Amortized Cost		103
Fair Value		$ 107
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: High Bar Brands Operating, LLC, Two Senior Secured
Spread Above Index	[18]	5.00%
Interest Rate	[12]	9.60%
Principal	[5]	$ 126
Amortized Cost		124
Fair Value		$ 126
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: Hornet Security Holding GMBH, One stop 1
Spread Above Index	[8],[48]	7.00%
Interest rate cash		5.91%
Interest rate paid in kind		4.50%
Principal	[8],[48]	$ 15,136
Amortized Cost	[8],[48]	$ 14,523
Percentage of Net Assets	[8],[48]	0.90%
Fair Value	[8],[48]	$ 15,136
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[48]	180-day EURIBOR
Investment, Identifier [Axis]: Hornet Security Holding GMBH, One stop 2
Spread Above Index	[8],[48]	7.00%
Interest rate cash		5.91%
Interest rate paid in kind		4.50%
Principal	[8],[48]	$ 10,088
Amortized Cost	[8],[48]	$ 9,680
Percentage of Net Assets	[8],[48]	0.60%
Fair Value	[8],[48]	$ 10,088
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[48]	90-day EURIBOR, 180-day EURIBOR
Investment, Identifier [Axis]: Hornet Security Holding GMBH, One stop 3
Spread Above Index	[8],[48]	6.50%
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[48]	us-gaap:EurodollarMember
Investment, Identifier [Axis]: Hornet Security Holding GMBH, One stop 4
Spread Above Index	[48]	6.50%
Amortized Cost	[48]	$ (55)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[48]	us-gaap:EurodollarMember
Investment, Identifier [Axis]: Howden Group Holdings Limited , Senior secured
Spread Above Index		3.50%	[8],[9],[24],[35]	3.25%	[7],[10],[11],[40]
Interest Rate		8.35%	[8],[9],[24],[35]	8.69%	[7],[10],[11],[13],[40]
Principal		$ 15,037	[5],[8],[9],[24],[35]	$ 2,992	[6],[7],[10],[11],[40]
Amortized Cost		$ 15,032	[8],[9],[24],[35]	$ 2,992	[7],[10],[11],[40]
Percentage of Net Assets		0.90%	[8],[9],[24],[35]	0.50%	[7],[10],[11],[40]
Fair Value		$ 15,065	[8],[9],[24],[35]	$ 2,987	[7],[10],[11],[40]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR	[8],[9],[24],[35]	30-day Term SOFR	[7],[10],[11],[40]
Investment, Identifier [Axis]: HuFriedy Group Acquisition, LLC, One stop 1
Spread Above Index		5.50%
Interest Rate		10.56%
Principal	[5]	$ 40,858
Amortized Cost		$ 40,469
Percentage of Net Assets		2.30%
Fair Value		$ 40,449
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: HuFriedy Group Acquisition, One stop2
Spread Above Index	[8]	5.50%
Amortized Cost	[8]	$ (85)
Fair Value	[3],[8]	$ (89)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: HuFriedy Group Acquisition, Onestop1
Spread Above Index	[8]	5.50%
Amortized Cost	[8]	$ (42)
Fair Value	[3],[8]	$ (45)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Hub International Limited, Senior secured
Spread Above Index		3.00%	[9],[18],[24]	4.00%	[7],[10],[11],[20],[21]
Interest Rate		8.23%	[9],[12],[24]	9.37%	[7],[10],[11],[13]
Principal		$ 10,631	[5],[9],[24]	$ 2,993	[6],[7],[10],[11]
Amortized Cost		$ 10,657	[9],[24]	$ 3,006	[7],[10],[11]
Percentage of Net Assets		0.60%	[9],[24]	0.40%	[7],[10],[11]
Fair Value		$ 10,627	[3],[9],[24]	$ 3,001	[7],[10],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[9],[24]	90-day Term SOFR	[7],[10],[11]
Investment, Identifier [Axis]: Hyland Software, Inc., One stop 1
Spread Above Index		6.00%	[8]	6.00%	[11],[20]
Interest Rate		10.85%	[8]	11.32%	[11],[13]
Principal		$ 28,473	[8]	$ 28,688	[6],[11]
Amortized Cost		$ 28,110	[8]	$ 28,260	[11]
Percentage of Net Assets		1.60%	[8]	4.30%	[11]
Fair Value		$ 28,473	[8]	$ 28,258	[4],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR	[8]	30-day Term SOFR	[11]
Investment, Identifier [Axis]: Hyland Software, Inc., One stop 2
Spread Above Index		6.00%	[8]	6.00%	[11],[34]
Amortized Cost		$ (1)	[8]	$ (1)	[11],[34]
Fair Value		$ (1)	[8]	$ (2)	[4],[11],[34]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	[11],[34]
Investment, Identifier [Axis]: IG Investments Holdings, LLC, One stop 1
Spread Above Index		6.00%		6.00%	[20],[21],[22]
Interest Rate		11.35%	[12]	11.45%	[13],[22]
Principal	[6]	$ 15,756		$ 15,919	[22]
Amortized Cost		$ 15,756		$ 15,919	[22]
Percentage of Net Assets		0.90%		2.40%	[22]
Fair Value		$ 15,756		$ 15,919	[4],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR		90-day Term SOFR	[22]
Investment, Identifier [Axis]: IG Investments Holdings, LLC, One stop 2
Spread Above Index		6.00%		6.00%	[21]
Interest Rate		11.35%	[12]	11.47%	[13]
Principal	[6]	$ 4,046		$ 4,088
Amortized Cost		$ 4,046		$ 4,088
Percentage of Net Assets		0.20%		0.60%
Fair Value		$ 4,046		$ 4,088	[4]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR		90-day Term SOFR
Investment, Identifier [Axis]: INEOS US Finance LLC and INEOS Finance PLC, Senior secured
Spread Above Index	[8],[9],[24]	3.25%
Interest Rate	[8],[9],[24]	8.10%
Principal	[5],[8],[9],[24]	$ 7,848
Amortized Cost	[8],[9],[24]	$ 7,816
Percentage of Net Assets	[8],[9],[24]	0.50%
Fair Value	[8],[9],[24]	$ 7,853
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[9],[24]	30-day Term SOFR
Investment, Identifier [Axis]: Icefall Parent, Inc., One stop 1
Spread Above Index	[8],[14]	6.50%
Interest Rate	[8]	11.35%
Principal	[8]	$ 22,333
Amortized Cost	[8]	$ 21,937
Percentage of Net Assets	[8]	1.30%
Fair Value	[8]	$ 22,333
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[14]	30-day Term SOFR
Investment, Identifier [Axis]: Icefall Parent, Inc., One stop 2
Spread Above Index	[8]	6.50%
Amortized Cost	[8]	$ (38)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Infinisource, Inc., One stop
Spread Above Index	[22],[46]			4.50%
Interest Rate	[13],[22]			10.09%
Principal	[6],[22]			$ 4,216
Amortized Cost	[22]			$ 4,138
Percentage of Net Assets	[22]			0.70%
Fair Value	[4],[22]			$ 4,216
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[22]			180-day Term SOFR
Investment, Identifier [Axis]: Inhance Technologies Holdings LLC, One stop 1
Spread Above Index		6.50%	[19],[26]	6.00%	[17],[21],[22]
Interest Rate	[13],[22]			11.40%
Interest rate cash		7.98%
Interest rate paid in kind		4.00%
Principal		$ 10,229	[5],[19],[26]	$ 9,952	[6],[22]
Amortized Cost		$ 10,229	[19],[26]	$ 9,650	[22]
Percentage of Net Assets		0.50%	[19],[26]	1.50%	[22]
Fair Value		$ 8,286	[19],[26]	$ 9,405	[4],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[19],[26]	90-day Term SOFR	[22]
Investment, Identifier [Axis]: Inhance Technologies Holdings LLC, One stop 2
Spread Above Index		6.50%	[8],[26]	6.00%	[11],[17],[21]
Interest Rate	[11],[13]			11.40%
Interest rate cash		7.98%
Interest rate paid in kind		4.00%
Principal		$ 5,053	[5],[8],[26]	$ 4,916	[6],[11]
Amortized Cost		$ 5,053	[8],[26]	$ 4,767	[11]
Percentage of Net Assets		0.20%	[8],[26]	0.70%	[11]
Fair Value		$ 4,093	[8],[26]	$ 4,646	[4],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[8],[26]	90-day Term SOFR	[11]
Investment, Identifier [Axis]: Innophos Holdings, Inc, Senior secured
Spread Above Index	[7],[8],[9]	3.75%
Interest Rate	[7],[8],[9]	8.71%
Principal	[5],[7],[8],[9]	$ 3,417
Amortized Cost	[7],[8],[9]	$ 3,424
Percentage of Net Assets	[7],[8],[9]	0.20%
Fair Value	[7],[8],[9]	$ 3,432
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[7],[8],[9]	30-day Term SOFR
Investment, Identifier [Axis]: Innophos Holdings, Inc., Senior secured
Spread Above Index	[7],[10],[11],[17],[20]			3.25%
Interest Rate	[7],[10],[11],[13]			8.68%
Principal	[6],[7],[10],[11]			$ 3,438
Amortized Cost	[7],[10],[11]			$ 3,444
Percentage of Net Assets	[7],[10],[11]			0.50%
Fair Value	[4],[7],[10],[11]			$ 3,427
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[7],[10],[11]			30-day Term SOFR
Investment, Identifier [Axis]: Inspire International, Inc., Senior secured
Spread Above Index	[9],[24]	2.75%
Interest Rate	[9],[24]	7.70%
Principal	[5],[9],[24]	$ 2,992
Amortized Cost	[9],[24]	$ 2,998
Percentage of Net Assets	[9],[24]	0.20%
Fair Value	[9],[24]	$ 2,992
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[9],[24]	30-day Term SOFR
Investment, Identifier [Axis]: Integrated Specialty Coverages, LLC, One stop 1
Spread Above Index		6.00%	[18]	6.00%	[11],[20],[21],[46]
Interest Rate		10.98%	[12]	11.38%	[11],[13]
Principal		$ 889	[5]	$ 896	[6],[11]
Amortized Cost		$ 870		$ 874	[11]
Percentage of Net Assets		0.10%		0.10%	[11]
Fair Value		$ 889	[3]	$ 873	[7],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR, 180-day Term SOFR, 30-day Term SOFR		90-day Term SOFR, 180-day Term SOFR	[11]
Investment, Identifier [Axis]: Integrated Specialty Coverages, LLC, One stop 2
Spread Above Index		6.00%	[18]	6.00%	[11],[20],[21],[34]
Interest Rate	[12]	10.88%
Principal	[5]	$ 177
Amortized Cost		173		$ (1)	[11],[34]
Fair Value		$ 177	[3]	$ (1)	[7],[11],[34]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR, 180-day Term SOFR, 30-day Term SOFR		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	[11],[34]
Investment, Identifier [Axis]: Integrated Specialty Coverages, LLC, One stop 3
Spread Above Index		6.00%	[18],[25]	6.00%	[11],[20],[21],[34]
Amortized Cost		$ (1)	[25]	$ (3)	[11],[34]
Fair Value	[7],[11],[34]			$ (3)
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	[11],[34]
Investment, Identifier [Axis]: Integrity Marketing Acquisition, LLC, One stop 1
Spread Above Index		5.00%	[18]	6.50%	[11],[20],[21]
Interest Rate	[12]	10.07%
Principal	[5]	$ 24,672
Amortized Cost		$ 24,421
Percentage of Net Assets		1.40%
Fair Value	[3]	$ 24,425
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	[11]
Investment, Identifier [Axis]: Integrity Marketing Acquisition, LLC, One stop 2
Spread Above Index		5.00%	[18],[25]	6.00%	[11],[20],[21],[34]
Amortized Cost		$ (3)	[25]	$ (28)	[11],[34]
Fair Value		$ (3)	[3],[25]	$ (57)	[7],[11],[34]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	[11],[34]
Investment, Identifier [Axis]: Integrity Marketing Acquisition, LLC, One stop 3
Spread Above Index	[18],[25]	5.00%
Amortized Cost	[25]	$ (12)
Fair Value	[3],[25]	$ (31)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: J.S. Held Holdings, LLC, One stop
Spread Above Index	[11],[21],[22]			5.50%
Interest Rate	[11],[13],[22]			11.04%
Principal	[6],[11],[22]			$ 19,944
Amortized Cost	[11],[22]			$ 19,770
Percentage of Net Assets	[11],[22]			3.00%
Fair Value	[4],[11],[22]			$ 19,745
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[11],[22]			90-day Term SOFR
Investment, Identifier [Axis]: J.S. Held Holdings, LLC, One stop 1
Spread Above Index	[18]	5.50%
Interest Rate	[12]	10.25%
Principal	[5]	$ 19,857
Amortized Cost		$ 19,705
Percentage of Net Assets		1.10%
Fair Value	[3]	$ 19,657
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: J.S. Held Holdings, LLC, One stop 2
Spread Above Index	[18],[25]	5.50%
Amortized Cost	[25]	$ (2)
Fair Value	[3],[25]	$ (2)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: JHCC Holdings LLC, One stop
Spread Above Index		5.25%	[18]	5.25%	[17],[21],[22]
Interest Rate		9.85%	[12]	10.79%	[13],[22]
Principal		$ 9,504	[5]	$ 9,600	[6],[22]
Amortized Cost		$ 9,267		$ 9,218	[22]
Percentage of Net Assets		0.50%		1.50%	[22]
Fair Value		$ 9,504		$ 9,456	[4],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR		90-day Term SOFR	[22]
Investment, Identifier [Axis]: JHCC Holdings LLC, Senior secured
Spread Above Index	[8]	5.25%
Interest Rate	[8]	9.87%
Principal	[5],[8]	$ 1,390
Amortized Cost	[8]	$ 1,380
Percentage of Net Assets	[8]	0.10%
Fair Value	[8]	$ 1,390
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	90-day Term SOFR
Investment, Identifier [Axis]: Juvare, LLC, One stop
Spread Above Index		6.25%	[8],[19],[23]	6.25%	[21]
Interest Rate		11.46%	[8],[19]	11.82%	[13]
Principal		$ 5,568	[8],[19]	$ 5,568	[6]
Amortized Cost		$ 5,395	[8],[19]	$ 5,311
Percentage of Net Assets		0.30%	[8],[19]	0.80%
Fair Value		$ 5,401	[8],[19]	$ 5,290	[4]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[8],[19],[23]	90-day Term SOFR
Investment, Identifier [Axis]: KKR Apple Bidco, LLC, Senior secured
Spread Above Index		3.50%	[18]	4.00%	[7],[11],[17],[20]
Interest Rate		8.35%	[12]	9.32%	[7],[11],[13]
Principal		$ 9,162	[5]	$ 2,990	[6],[7],[11]
Amortized Cost		$ 9,192		$ 2,998	[7],[11]
Percentage of Net Assets		0.50%		0.50%	[7],[11]
Fair Value		$ 9,193		$ 2,991	[4],[7],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember		30-day Term SOFR	[7],[11]
Investment, Identifier [Axis]: Kaseya Inc., One stop
Spread Above Index		5.50%	[19],[23]	6.25%	[21]
Interest Rate		10.75%	[19]	9.12%
Interest rate paid in kind				2.50%
Principal		$ 8,151	[19]	$ 8,017	[6]
Amortized Cost		$ 8,025	[19]	$ 7,864
Percentage of Net Assets		0.50%	[19]	1.20%
Fair Value		$ 8,151	[19]	$ 7,937	[4]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[19],[23]	90-day Term SOFR
Investment, Identifier [Axis]: Kenan Advantage Group, Inc., Senior secured
Spread Above Index		3.25%	[8]	4.18%	[11],[46]
Interest Rate		8.10%	[8],[12]	9.48%	[11],[13]
Principal	[6]	$ 14,922	[8]	$ 2,992	[11]
Amortized Cost		$ 14,931	[8]	$ 2,996	[11]
Percentage of Net Assets		0.90%	[8]	0.50%	[11]
Fair Value		$ 14,897	[8]	$ 2,989	[4],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR	[8]	180-day Term SOFR	[11]
Investment, Identifier [Axis]: Kleinfelder Intermediate, LLC, One stop 1
Spread Above Index		6.25%		6.25%	[11],[17],[21]
Interest Rate		11.31%		11.66%	[11],[13]
Principal		$ 1,819		$ 1,838	[6],[11]
Amortized Cost		$ 1,770		$ 1,801	[11]
Percentage of Net Assets		0.10%		0.30%	[11]
Fair Value		$ 1,819		$ 1,801	[4],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR		90-day Term SOFR	[11]
Investment, Identifier [Axis]: Kleinfelder Intermediate, LLC, One stop 2
Spread Above Index		4.00%		6.25%	[11],[17],[21]
Interest Rate		12.00%		11.66%	[11],[13]
Principal		$ 57		$ 31	[6],[11]
Amortized Cost		53		26	[11]
Fair Value		$ 57		$ 26	[4],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		Prime rate		90-day Term SOFR	[11]
Investment, Identifier [Axis]: Kleinfelder Intermediate, LLC, One stop 3
Spread Above Index	[34]	5.00%		6.25%	[11],[17]
Amortized Cost	[34]	$ (3)		$ (4)	[11]
Fair Value	[4],[11],[34]			$ (4)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[34]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	[11]
Investment, Identifier [Axis]: Knowlton Development Corporation, Inc., Senior secured
Spread Above Index	[18],[50]	4.50%
Interest Rate	[12],[50]	9.36%
Principal	[50]	$ 2,000
Amortized Cost	[50]	$ 2,006
Percentage of Net Assets	[50]	0.10%
Fair Value	[50]	$ 2,004
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[50]	30-day Term SOFR
Investment, Identifier [Axis]: Kona Buyer, LLC, One stop 1
Spread Above Index	[8]	4.50%
Interest Rate	[8],[12]	9.78%
Principal	[5],[8]	$ 13,190
Amortized Cost	[8]	$ 13,061
Percentage of Net Assets	[8]	0.70%
Fair Value	[3],[8]	$ 13,058
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[23]	90-day Term SOFR
Investment, Identifier [Axis]: Kona Buyer, LLC, One stop 2
Spread Above Index	[8],[25]	4.50%
Amortized Cost	[8],[25]	$ (15)
Fair Value	[3],[8],[25]	$ (16)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Kona Buyer, LLC, One stop 3
Spread Above Index	[8]	4.50%
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Kona Buyer, LLC, One stop 4
Spread Above Index	[8],[25]	4.50%
Amortized Cost	[8],[25]	$ (19)
Fair Value	[3],[8],[25]	$ (19)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Krayden Holdings, Inc, Senior secured 1
Spread Above Index	[8]	4.75%
Interest Rate	[8]	9.60%
Principal	[5],[8]	$ 8,711
Amortized Cost	[8]	$ 8,625
Percentage of Net Assets	[8]	0.50%
Fair Value	[8]	$ 8,623
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	30-day Term SOFR
Investment, Identifier [Axis]: Krayden Holdings, Inc, Senior secured 2
Spread Above Index	[8],[25]	4.75%
Amortized Cost	[8],[25]	$ (29)
Fair Value	[8],[25]	$ (30)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Krayden Holdings, Inc, Senior secured 3
Spread Above Index	[8],[25]	4.75%
Amortized Cost	[8],[25]	$ (43)
Fair Value	[8],[25]	$ (44)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: LEIA FINCO US, Senior secured
Spread Above Index	[9],[18],[24],[35]	3.25%
Interest Rate	[9],[12],[24],[35]	7.85%
Principal	[5],[9],[24],[35]	$ 5,000
Amortized Cost	[9],[24],[35]	$ 4,941
Percentage of Net Assets	[9],[24],[35]	0.30%
Fair Value	[3],[9],[24],[35]	$ 4,929
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[9],[24],[35]	90-day Term SOFR
Investment, Identifier [Axis]: LSF11 Trinity Bidco, Inc Senior Secured
Spread Above Index	[18]	3.50%
Interest Rate	[12]	8.42%
Principal	[5]	$ 997
Amortized Cost		$ 1,001
Percentage of Net Assets		0.10%
Fair Value		$ 1,000
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR
Investment, Identifier [Axis]: Lacker Bidco Limited, One stop 1
Spread Above Index	[8],[9],[31],[35],[44]	5.25%
Interest Rate	[8],[9],[12],[31],[35]	10.20%
Principal	[5],[8],[9],[31],[35]	$ 12,967
Amortized Cost	[8],[9],[31],[35]	$ 12,066
Percentage of Net Assets	[8],[9],[31],[35]	0.70%
Fair Value	[3],[8],[9],[31],[35]	$ 12,967
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[9],[31],[35],[44]	SONIA
Investment, Identifier [Axis]: Lacker Bidco Limited, One stop 2
Spread Above Index	[8],[9],[31],[35],[44]	5.25%
Interest Rate	[8],[9],[12],[31],[35]	10.20%
Principal	[5],[8],[9],[31],[35]	$ 2,918
Amortized Cost	[8],[9],[31],[35]	$ 2,589
Percentage of Net Assets	[8],[9],[31],[35]	0.20%
Fair Value	[3],[8],[9],[31],[35]	$ 2,918
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[9],[31],[35],[44]	SONIA
Investment, Identifier [Axis]: Lacker Bidco Limited, One stop 3
Spread Above Index	[8],[9],[25],[31],[35]	5.25%
Amortized Cost	[8],[9],[25],[31],[35]	$ (41)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[9],[25],[31],[35]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: LeadsOnline, LLC, One stop 1
Spread Above Index		4.75%	[19],[23]	6.25%	[11],[20]
Interest Rate		10.17%	[19]	11.58%	[11],[13]
Principal		$ 4,418	[19]	$ 4,463	[6],[11]
Amortized Cost		$ 4,324	[19]	$ 4,353	[11]
Percentage of Net Assets		0.30%	[19]	0.70%	[11]
Fair Value		$ 4,418	[19]	$ 4,351	[4],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[19],[23]	30-day Term SOFR	[11]
Investment, Identifier [Axis]: LeadsOnline, LLC, One stop 2
Spread Above Index		4.75%	[19],[23]	6.25%	[11],[20]
Interest Rate		9.45%	[19]	11.58%	[11],[13]
Principal		$ 2,253	[19]	$ 787	[6],[11]
Amortized Cost		$ 2,243	[19]	$ 768	[11]
Percentage of Net Assets		0.10%	[19]	0.10%	[11]
Fair Value		$ 2,253	[19]	$ 768	[4],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[19],[23]	30-day Term SOFR	[11]
Investment, Identifier [Axis]: LeadsOnline, LLC, One stop 3
Spread Above Index		4.75%	[8],[23]	6.25%	[11],[34]
Interest Rate	[8]	10.17%
Principal		$ 780	[8]	$ 0	[6],[11],[34]
Amortized Cost		763	[8]	$ (1)	[11],[34]
Percentage of Net Assets	[11],[34]			0.00%
Fair Value		$ 780	[8]	$ (1)	[4],[11],[34]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[8],[23]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	[11],[34]
Investment, Identifier [Axis]: LeadsOnline, LLC, One stop 4
Spread Above Index	[8]	4.75%
Amortized Cost	[8]	$ (1)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Liminex, Inc., One stop
Spread Above Index		7.25%		7.25%	[11]
Interest Rate		12.46%		12.79%	[11],[13]
Principal		$ 10,679		$ 10,679	[6],[11]
Amortized Cost		$ 10,579		$ 10,531	[11]
Percentage of Net Assets		0.60%		1.60%	[11]
Fair Value		$ 10,679		$ 10,679	[7],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR		90-day Term SOFR	[11]
Investment, Identifier [Axis]: Litera Bidco, LLC, One stop 1
Spread Above Index		5.00%
Interest Rate		9.85%
Principal		$ 28,583
Amortized Cost		$ 28,454
Percentage of Net Assets		1.60%
Fair Value		$ 28,583
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR
Investment, Identifier [Axis]: Litera Bidco, LLC, One stop 2
Spread Above Index		5.00%
Interest Rate		9.85%
Principal		$ 5,826
Amortized Cost		$ 5,798
Percentage of Net Assets		0.30%
Fair Value		$ 5,826
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR
Investment, Identifier [Axis]: Litera Bidco, LLC, One stop 3
Spread Above Index	[25]	5.00%
Amortized Cost	[25]	$ (9)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Litera Bidco, LLC, One stop 4
Spread Above Index		5.00%
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Lotus Topco, Inc., One stop 1
Spread Above Index	[18]	4.75%
Interest Rate	[12]	9.00%
Principal		$ 1,702
Amortized Cost		$ 1,690
Percentage of Net Assets		0.10%
Fair Value		$ 1,702
Investment, Variable Interest Rate, Type [Extensible Enumeration]		180-day Term SOFR
Investment, Identifier [Axis]: Lotus Topco, Inc., One stop 2
Spread Above Index	[18]	4.75%
Amortized Cost		$ (2)
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Lotus Topco, Inc., One stop 3
Spread Above Index	[18]	4.75%
Amortized Cost		$ (6)
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Louisiana Fish Fry Products, Ltd., One stop
Spread Above Index		6.25%	[8]	6.25%	[22]
Interest Rate		11.00%	[8]	11.79%	[13],[22]
Principal		$ 8,804	[5],[8]	$ 8,895	[6],[22]
Amortized Cost		$ 8,436	[8]	$ 8,394	[22]
Percentage of Net Assets		0.50%	[8]	1.30%	[7],[22]
Fair Value		$ 8,716	[8]	$ 8,628	[4],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[8]	90-day Term SOFR	[22]
Investment, Identifier [Axis]: MIC GLEN LLC, Senior secured
Spread Above Index	[24]	3.50%
Interest Rate	[24]	8.46%
Principal	[5],[24]	$ 7,414
Amortized Cost	[24]	$ 7,429
Percentage of Net Assets	[24]	0.40%
Fair Value	[24]	$ 7,431
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[24]	30-day Term SOFR
Investment, Identifier [Axis]: MRH Trowe Germany GMBH, One stop
Spread Above Index	[9],[18],[31],[33],[48]	6.00%
Interest Rate	[9],[12],[31],[48]	9.49%
Principal	[5],[9],[31],[48]	$ 5,059
Amortized Cost	[9],[31],[48]	$ 4,833
Percentage of Net Assets	[9],[31],[48]	0.30%
Fair Value	[3],[9],[31],[48]	$ 5,059
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[9],[31],[33],[48]	90-day EURIBOR
Investment, Identifier [Axis]: Madison IAQ LLC, Senior secured
Spread Above Index	[8],[9],[18],[24]	2.75%
Interest Rate	[8],[9],[12],[24]	7.89%
Principal	[5],[8],[9],[24]	$ 4,918
Amortized Cost	[8],[9],[24]	$ 4,918
Percentage of Net Assets	[8],[9],[24]	0.30%
Fair Value	[3],[8],[9],[24]	$ 4,920
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[9],[24]	90-day CDOR
Investment, Identifier [Axis]: Majesco, One stop
Spread Above Index	[11],[21],[22]			7.38%
Interest Rate	[11],[13],[22]			12.77%
Principal	[6],[11],[22]			$ 21,477
Amortized Cost	[11],[22]			$ 21,477
Percentage of Net Assets	[11],[22]			3.30%
Fair Value	[4],[11],[22]			$ 21,477
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[11],[22]			90-day Term SOFR
Investment, Identifier [Axis]: Majesco, One stop 1
Spread Above Index	[18]	4.75%
Interest Rate	[12]	9.35%
Principal	[5]	$ 44,966
Amortized Cost		$ 44,915
Percentage of Net Assets		2.60%
Fair Value	[3]	$ 44,966
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: Majesco, One stop 2
Spread Above Index	[18],[25]	4.75%
Amortized Cost	[25]	$ (3)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Mamba Purchaser, Inc, Senior secured
Spread Above Index	[8],[14]	3.25%
Interest Rate	[8],[12]	8.35%
Principal	[8]	$ 9,950
Amortized Cost	[8]	$ 9,986
Percentage of Net Assets	[8]	0.60%
Fair Value	[3],[8]	$ 9,951
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[14]	30-day Term SOFR
Investment, Identifier [Axis]: Marcone Yellowstone Buyer Inc., One stop 1
Spread Above Index		6.25%	[19]	6.25%	[21],[22]
Interest Rate		11.73%	[12],[19]	11.79%	[13],[22]
Principal		$ 11,640	[5],[19]	$ 11,730	[6],[22]
Amortized Cost		$ 11,205	[19]	$ 11,173	[22]
Percentage of Net Assets		0.60%	[19]	1.70%	[22]
Fair Value		$ 10,389	[3],[19]	$ 11,026	[4],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[19]	90-day Term SOFR	[22]
Investment, Identifier [Axis]: Marcone Yellowstone Buyer Inc., One stop 2
Spread Above Index		6.25%	[19]	6.25%	[21],[22]
Interest Rate		11.73%	[12],[19]	11.79%	[13],[22]
Principal		$ 4,924	[5],[19]	$ 4,975	[6],[22]
Amortized Cost		$ 4,740	[19]	$ 4,739	[22]
Percentage of Net Assets		0.30%	[19]	0.70%	[22]
Fair Value		$ 4,395	[3],[19]	$ 4,676	[4],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[19]	90-day Term SOFR	[22]
Investment, Identifier [Axis]: Mariner Wealth Advisors, LLC, Senior secured
Spread Above Index	[24]	3.00%
Interest Rate	[24]	7.60%
Principal	[5],[24]	$ 12,793
Amortized Cost	[24]	$ 12,764
Percentage of Net Assets	[24]	0.70%
Fair Value	[24]	$ 12,827
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[24]	90-day Term SOFR
Investment, Identifier [Axis]: Mariner Wealth Advisors, LLC, Senior secured 1
Spread Above Index	[11]			3.25%
Interest Rate	[11],[13]			8.74%
Principal	[6],[11]			$ 2,992
Amortized Cost	[11]			$ 2,921
Percentage of Net Assets	[7],[11]			0.40%
Fair Value	[4],[11]			$ 2,970
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[11]			90-day Term SOFR
Investment, Identifier [Axis]: Mariner Wealth Advisors, LLC, Senior secured 2
Spread Above Index	[11]			4.25%
Interest Rate	[11],[13]			9.65%
Principal	[6],[11]			$ 499
Amortized Cost	[11]			$ 494
Percentage of Net Assets	[7],[11]			0.10%
Fair Value	[4],[11]			$ 499
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[11]			90-day Term SOFR
Investment, Identifier [Axis]: Matrix42 Holding GMBH, One stop
Spread Above Index	[8],[38],[51]	6.25%
Interest Rate	[8],[38]	9.92%
Principal	[8],[38]	$ 182
Amortized Cost	[8],[38]	175
Fair Value	[8],[38]	$ 182
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[38],[51]	180-day EURIBOR
Investment, Identifier [Axis]: Mavis Tire Express Services Topco, Corp, Senior secured
Spread Above Index	[8],[9],[24]	3.50%
Interest Rate	[8],[9],[24]	8.35%
Principal	[5],[8],[9],[24]	$ 7,451
Amortized Cost	[8],[9],[24]	$ 7,464
Percentage of Net Assets	[8],[9],[24]	0.40%
Fair Value	[8],[9],[24]	$ 7,456
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[9],[24]	30-day Term SOFR
Investment, Identifier [Axis]: Med Parentco, LP, Senior secured
Spread Above Index	[8],[24]	4.00%
Interest Rate	[8],[12],[24]	8.85%
Principal	[5],[8],[24]	$ 5,000
Amortized Cost	[8],[24]	$ 5,021
Percentage of Net Assets	[8],[24]	0.30%
Fair Value	[3],[8],[24]	$ 5,014
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[24]	30-day Term SOFR
Investment, Identifier [Axis]: Mediware Information Systems, Inc., Senior secured
Spread Above Index	[4]			3.25%
Interest Rate	[4],[13]			8.68%
Principal	[4],[6]			$ 1,995
Amortized Cost	[4]			$ 1,971
Percentage of Net Assets	[4],[7]			0.30%
Fair Value	[4]			$ 1,973
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[4]			30-day Term SOFR
Investment, Identifier [Axis]: Mediware Information Systems, Inc., Senior secured 2
Spread Above Index	[8],[14]	3.50%
Interest Rate	[8],[12]	8.46%
Principal	[5],[8]	$ 2,985
Amortized Cost	[8]	$ 2,982
Percentage of Net Assets	[8]	0.20%
Fair Value	[3],[8]	$ 2,988
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[14]	30-day Term SOFR
Investment, Identifier [Axis]: Mediware Information Systems, Inc., Senior secured one
Spread Above Index	[8],[14]	3.25%
Interest Rate	[8],[12]	8.21%
Principal	[5],[8]	$ 8,010
Amortized Cost	[8]	$ 8,003
Percentage of Net Assets	[8]	0.50%
Fair Value	[3],[8]	$ 8,008
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[14]	30-day Term SOFR
Investment, Identifier [Axis]: Medline Borrower, LP , Senior secured
Spread Above Index	[7],[10],[11]			3.25%
Interest Rate	[7],[10],[11],[13]			8.68%
Principal	[6],[7],[10],[11]			$ 3,491
Amortized Cost	[7],[10],[11]			$ 3,470
Percentage of Net Assets	[7],[10],[11]			0.50%
Fair Value	[4],[7],[10],[11]			$ 3,486
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[7],[10],[11]			30-day Term SOFR
Investment, Identifier [Axis]: Midwest Veterinary Partners, LLC, Senior secured
Spread Above Index		3.75%	[8],[14]	4.00%	[7],[11]
Interest Rate		8.87%	[8],[12]	9.43%	[7],[11],[13]
Principal		$ 11,046	[8]	$ 2,487	[6],[7],[11]
Amortized Cost		$ 11,020	[8]	$ 2,440	[7],[11]
Percentage of Net Assets		0.60%	[8]	0.40%	[7],[11]
Fair Value		$ 11,061	[3],[8]	$ 2,468	[4],[7],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR	[8],[14]	30-day Term SOFR	[7],[11]
Investment, Identifier [Axis]: Mister Car Wash Holdings, Inc, Senior secured
Spread Above Index	[8],[9],[24]	3.00%
Interest Rate	[8],[9],[24]	7.85%
Principal	[5],[8],[9],[24]	$ 13,614
Amortized Cost	[8],[9],[24]	$ 13,655
Percentage of Net Assets	[8],[9],[24]	0.80%
Fair Value	[8],[9],[24]	$ 13,645
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[9],[24]	30-day Term SOFR
Investment, Identifier [Axis]: Modena Buyer, LLC, Senior secured
Spread Above Index	[8],[23]	4.50%
Interest Rate	[8]	9.09%
Principal	[8]	$ 10,000
Amortized Cost	[8]	$ 9,704
Percentage of Net Assets	[8]	0.60%
Fair Value	[8]	$ 9,597
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[23]	90-day Term SOFR
Investment, Identifier [Axis]: Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio (CUSIP 61747C582)
Interest Rate	[13],[52]			5.20%
Money Market Funds, at Carrying Value	[4]			$ 40,090
Money Market Funds, Percent Of Net Assets				6.10%
Investment, Identifier [Axis]: Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Institutional Share Class (CUSIP 61747C582)
Interest Rate		4.80%
Money Market Funds, at Carrying Value	[3]	$ 93,069
Money Market Funds, Percent Of Net Assets		5.40%
Investment, Identifier [Axis]: Motus Group, LLC, Senior secured
Spread Above Index	[8],[23]	4.00%
Interest Rate	[8]	8.70%
Principal	[8]	$ 7,972
Amortized Cost	[8]	$ 8,003
Percentage of Net Assets	[8]	0.50%
Fair Value	[8]	$ 7,992
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[23]	90-day Term SOFR
Investment, Identifier [Axis]: Movement Holdings, LLC, LLC units
Amortized Cost	[1],[2],[8]	$ 661
Fair Value	[1],[2],[3],[8]	$ 600
Investment, Identifier [Axis]: Movement Holdings, LLC, One stop 1
Spread Above Index	[18]	5.25%
Interest Rate	[12]	10.10%
Principal		$ 22,247
Amortized Cost		$ 22,044
Percentage of Net Assets		1.30%
Fair Value		$ 22,247
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR
Investment, Identifier [Axis]: Movement Holdings, LLC, One stop 2
Spread Above Index	[18]	5.25%
Amortized Cost		$ (34)
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Movement Holdings, LLC, One stop 3
Spread Above Index	[18]	5.25%
Amortized Cost		$ (136)
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: NBG Acquisition Corp. and NBG-P Acquisition Corp., One stop
Spread Above Index	[11],[21]			5.25%
Interest Rate	[11],[13]			10.77%
Principal	[6],[11]			$ 15,840
Amortized Cost	[11]			$ 15,387
Percentage of Net Assets	[11]			2.40%
Fair Value	[4],[11]			$ 15,364
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[11]			90-day Term SOFR
Investment, Identifier [Axis]: NBG Acquisition Corp. and NBG-P Acquisition Corp., One stop 1
Spread Above Index	[8]	5.25%
Interest Rate	[8],[12]	10.65%
Principal	[6],[8]	$ 15,679
Amortized Cost	[8]	$ 15,318
Percentage of Net Assets	[8]	0.90%
Fair Value	[8]	$ 15,209
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	90-day Term SOFR
Investment, Identifier [Axis]: NBG Acquisition Corp. and NBG-P Acquisition Corp., One stop 2
Spread Above Index	[8]	5.25%
Interest Rate	[8],[12]	10.72%
Principal	[6],[8]	$ 2,811
Amortized Cost	[8]	$ 2,791
Percentage of Net Assets	[8]	0.20%
Fair Value	[8]	$ 2,727
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	90-day Term SOFR
Investment, Identifier [Axis]: National Express Wash Parent Holdco, LLC, One stop
Spread Above Index		5.50%	[8],[19]	5.50%	[11],[17],[21],[22],[46]
Interest Rate		10.74%	[8],[19]	10.89%	[11],[13],[22]
Principal		$ 19,686	[5],[8],[19]	$ 19,886	[6],[11],[22]
Amortized Cost		$ 19,063	[8],[19]	$ 19,123	[11],[22]
Percentage of Net Assets		1.10%	[8],[19]	2.90%	[11],[22]
Fair Value		$ 19,293	[8],[19]	$ 19,090	[4],[11],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[8],[19]	90-day Term SOFR, 180-day Term SOFR	[11],[22]
Investment, Identifier [Axis]: Navex TopCo, Inc, One stop 1
Spread Above Index	[8],[14]	5.50%
Interest Rate	[8]	10.60%
Principal	[8]	$ 23,044
Amortized Cost	[8]	$ 22,643
Percentage of Net Assets	[8]	1.30%
Fair Value	[8]	$ 23,044
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[14]	30-day Term SOFR
Investment, Identifier [Axis]: Navex TopCo, Inc, One stop 2
Spread Above Index	[8],[25]	5.75%
Amortized Cost	[8],[25]	$ (34)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Neo Bidco GMBH, One stop
Spread Above Index	[10],[11],[16],[26],[28],[30]			6.00%
Interest Rate	[10],[11],[13],[16],[26],[30]			9.95%
Principal	[6],[10],[11],[16],[26],[30]			$ 172
Amortized Cost	[10],[11],[16],[26],[30]			$ 176
Percentage of Net Assets	[10],[11],[16],[26],[30]			0.00%
Fair Value	[4],[10],[11],[16],[26],[30]			$ 172
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[10],[11],[16],[26],[30]			180-day EURIBOR
Investment, Identifier [Axis]: Neptune Holdings, Inc., One stop 1
Spread Above Index		5.75%	[8]	6.00%	[11]
Interest Rate		10.35%	[8],[12]	11.50%	[11],[13]
Principal		$ 5,603	[5],[8]	$ 5,646	[6],[11]
Amortized Cost		$ 5,532	[8]	$ 5,562	[11]
Percentage of Net Assets		0.30%	[8]	0.90%	[7],[11]
Fair Value		$ 5,603	[3],[8]	$ 5,575	[4],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[8],[23]	180-day Term SOFR	[11]
Investment, Identifier [Axis]: Neptune Holdings, Inc., One stop 2
Spread Above Index		5.75%	[8],[25]	6.00%	[11],[34]
Amortized Cost		$ (1)	[8],[25]	$ (1)	[11],[34]
Fair Value	[4],[11],[34]			$ (1)
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	[11],[34]
Investment, Identifier [Axis]: Net Health Acquisition Corp., One stop
Spread Above Index	[20]			5.75%
Interest Rate	[13]			11.17%
Principal	[6]			$ 9,949
Amortized Cost				$ 9,770
Percentage of Net Assets				1.50%
Fair Value	[4]			$ 9,750
Investment, Variable Interest Rate, Type [Extensible Enumeration]				30-day Term SOFR
Investment, Identifier [Axis]: Netsmart Technologies, Inc., One stop 1
Spread Above Index	[8],[14],[27]	5.20%
Interest rate cash		7.35%
Interest rate paid in kind		2.70%
Principal	[5],[8],[27]	$ 56,931
Amortized Cost	[8],[27]	$ 56,372
Percentage of Net Assets	[8],[27]	3.30%
Fair Value	[3],[8],[27]	$ 56,362
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[14],[27]	30-day Term SOFR
Investment, Identifier [Axis]: Netsmart Technologies, Inc., One stop 2
Spread Above Index	[8],[25]	5.20%
Amortized Cost	[8],[25]	$ (76)
Fair Value	[3],[8],[25]	$ (77)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Netsmart Technologies, Inc., One stop 3
Spread Above Index	[8],[25]	5.20%
Amortized Cost	[8],[25]	$ (37)
Fair Value	[3],[8],[25]	$ (38)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Netwrix Corporation, One stop
Spread Above Index		5.50%	[18]	5.00%	[21],[22],[46]
Interest Rate		10.56%	[12]	10.37%	[13],[22]
Principal		$ 8,710	[5]	$ 8,798	[6],[22]
Amortized Cost		$ 8,573		$ 8,630	[22]
Percentage of Net Assets		0.50%		1.30%	[22]
Fair Value		$ 8,710	[3]	$ 8,622	[4],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR		90-day Term SOFR, 180-day Term SOFR	[22]
Investment, Identifier [Axis]: New Look (Delaware) Corporation and NL1 AcquireCo, Inc., One stop
Spread Above Index		6.00%	[8],[50]	5.50%	[10],[11],[30],[47],[53]
Interest Rate	[10],[11],[13],[30],[47]			11.01%
Interest rate cash		8.25%
Interest rate paid in kind		2.00%
Principal		$ 11,142	[8],[50]	$ 10,989	[6],[10],[11],[30],[47]
Amortized Cost		$ 10,965	[8],[50]	$ 10,740	[10],[11],[30],[47]
Percentage of Net Assets		0.60%	[8],[50]	1.60%	[7],[10],[11],[30],[47]
Fair Value		$ 10,696	[3],[8],[50]	$ 10,440	[4],[10],[11],[30],[47]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		gcred:NinetyDaysCanadianOvernightRepoRateAverageMember	[8],[50],[54]	90-day CDOR	[10],[11],[30],[47]
Investment, Identifier [Axis]: OEConnection, LLC , One Stop 1
Spread Above Index	[18]	5.25%
Interest Rate	[12]	10.10%
Principal	[5]	$ 40,851
Amortized Cost		$ 40,469
Percentage of Net Assets		2.40%
Fair Value		$ 40,851
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: OEConnection, LLC , One Stop 2
Spread Above Index	[18],[25]	5.25%
Amortized Cost	[25]	$ (33)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: OEConnection, LLC, One Stop 3
Spread Above Index	[18],[25]	5.25%
Amortized Cost	[25]	$ (42)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: OEConnection, LLC, Senior secured
Spread Above Index	[7],[11],[17],[20]			4.00%
Interest Rate	[7],[11],[13]			9.42%
Principal	[6],[7],[11]			$ 1,444
Amortized Cost	[7],[11]			$ 1,438
Percentage of Net Assets	[7],[11]			0.20%
Fair Value	[4],[7],[11]			$ 1,442
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[7],[11]			30-day Term SOFR
Investment, Identifier [Axis]: OSP Hamilton Purchaser, LLC, One stop 1
Spread Above Index	[19]	5.00%
Interest Rate	[19]	10.25%
Principal	[5],[19]	$ 2,804
Amortized Cost	[19]	$ 2,773
Percentage of Net Assets	[19]	0.20%
Fair Value	[19]	$ 2,804
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[19]	90-day Term SOFR
Investment, Identifier [Axis]: OSP Hamilton Purchaser, LLC, One stop 2
Spread Above Index	[8]	5.00%
Interest Rate	[8]	10.26%
Principal	[5],[8]	$ 532
Amortized Cost	[8]	503
Fair Value	[8]	$ 532
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	90-day Term SOFR
Investment, Identifier [Axis]: OSP Hamilton Purchaser, LLC, One stop 3
Spread Above Index	[8],[25]	5.00%
Amortized Cost	[8],[25]	$ (4)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Oakbridge Insurance Agency LLC, LP units
Principal (in shares)	[1],[2],[5],[8]	4
Amortized Cost	[1],[2],[8]	$ 70
Fair Value	[1],[2],[3],[8]	$ 72
Investment, Identifier [Axis]: Oakbridge Insurance Agency LLC, One stop 1
Spread Above Index	[18]	5.50%
Interest Rate	[12]	10.66%
Principal	[5]	$ 6,596
Amortized Cost		$ 6,540
Percentage of Net Assets		0.40%
Fair Value	[3]	$ 6,596
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR
Investment, Identifier [Axis]: Oakbridge Insurance Agency LLC, One stop 2
Spread Above Index	[18]	4.50%
Interest Rate	[12]	12.07%
Principal	[5]	$ 330
Amortized Cost		321
Fair Value	[3]	$ 330
Investment, Variable Interest Rate, Type [Extensible Enumeration]		Prime rate
Investment, Identifier [Axis]: Oakbridge Insurance Agency LLC, One stop 3
Spread Above Index	[18]	5.50%
Interest Rate	[12]	10.66%
Principal	[5]	$ 264
Amortized Cost		237
Fair Value	[3]	$ 264
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR
Investment, Identifier [Axis]: OneDigital Borrower, LLC, Senior secured
Spread Above Index	[11],[20]			4.25%
Interest Rate	[11],[13]			9.67%
Principal	[6],[11]			$ 2,992
Amortized Cost	[11]			$ 2,980
Percentage of Net Assets	[11]			0.50%
Fair Value	[4],[11]			$ 2,994
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[11]			30-day Term SOFR
Investment, Identifier [Axis]: Orion Advisor Solutions, Senior secured
Spread Above Index	[24]	3.75%
Interest Rate	[24]	9.26%
Principal	[5],[24]	$ 9,310
Amortized Cost	[24]	$ 9,303
Percentage of Net Assets	[24]	0.50%
Fair Value	[24]	$ 9,309
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[24]	90-day Term SOFR
Investment, Identifier [Axis]: Orsay Bidco 1 B.V. and Sky Group Holding B.V, One stop
Spread Above Index	[8],[9],[25],[31],[55]	5.75%
Amortized Cost	[8],[9],[25],[31],[55]	$ (112)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[9],[25],[31],[55]	gcred:EuroInterbankOfferedRateMember
Investment, Identifier [Axis]: PAS Parent Inc, One stop 1
Spread Above Index	[18]	5.00%
Interest Rate	[12]	9.85%
Principal		$ 19,650
Amortized Cost		$ 19,347
Percentage of Net Assets		1.10%
Fair Value		$ 19,454
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR
Investment, Identifier [Axis]: PAS Parent Inc, One stop 2
Spread Above Index	[18]	5.00%
Amortized Cost		$ (66)
Fair Value		$ (140)
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: PAS Parent Inc., One stop
Spread Above Index	[11],[20],[22]			5.25%
Interest Rate	[11],[13],[22]			10.68%
Principal	[6],[11],[22]			$ 19,849
Amortized Cost	[11],[22]			$ 19,470
Percentage of Net Assets	[11],[22]			3.00%
Fair Value	[4],[11],[22]			$ 19,452
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[11],[22]			30-day Term SOFR
Investment, Identifier [Axis]: PB Group Holdings, LLC, LP units
Principal (in shares)	[1],[2],[5],[8]	113
Amortized Cost	[1],[2],[8]	$ 262
Fair Value	[1],[2],[3],[8]	$ 262
Investment, Identifier [Axis]: PB Group Holdings, LLC, One stop 1
Spread Above Index	[8],[14],[27]	5.50%
Interest rate cash		7.60%
Interest rate paid in kind		2.75%
Principal	[5],[8],[27]	$ 32,513
Amortized Cost	[8],[27]	$ 32,353
Percentage of Net Assets	[8],[27]	1.90%
Fair Value	[3],[8],[27]	$ 32,351
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[14],[27]	30-day Term SOFR
Investment, Identifier [Axis]: PB Group Holdings, LLC, One stop 2
Spread Above Index	[8],[25]	5.00%
Amortized Cost	[8],[25]	$ (19)
Fair Value	[3],[8],[25]	$ (19)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: PDI TA Holdings, Inc., One stop
Spread Above Index	[21],[22]			4.50%
Interest Rate	[13],[22]			9.98%
Principal	[6],[22]			$ 13,893
Amortized Cost	[22]			$ 13,893
Percentage of Net Assets	[22]			2.10%
Fair Value	[4],[22]			$ 13,893
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[22]			90-day Term SOFR
Investment, Identifier [Axis]: PDQ Intermediate, Inc., Subordinated debt
Interest rate paid in kind		13.75%
Principal	[5],[27]	$ 57
Amortized Cost	[27]	56
Fair Value	[3],[27]	$ 57
Investment, Identifier [Axis]: PGA Holdings, Inc., Senior secured
Spread Above Index		3.50%	[8]	3.50%	[11],[21]
Interest Rate		8.35%	[8],[12]	9.18%	[11],[13]
Principal	[6]	$ 12,012	[8]	$ 2,992	[11]
Amortized Cost		$ 12,006	[8]	$ 2,929	[11]
Percentage of Net Assets		0.70%	[8]	0.40%	[11]
Fair Value		$ 12,001	[8]	$ 2,886	[4],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR	[8]	90-day Term SOFR	[11]
Investment, Identifier [Axis]: PPV Intermediate Holdings, LLC, One stop
Spread Above Index	[21],[22]			5.75%
Interest Rate	[13],[22]			11.17%
Principal	[6],[22]			$ 5,000
Amortized Cost	[22]			$ 4,904
Percentage of Net Assets	[22]			0.80%
Fair Value	[4],[22]			$ 4,925
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[22]			90-day Term SOFR
Investment, Identifier [Axis]: PPV Intermediate Holdings, LLC, One stop, 1
Spread Above Index	[19]	5.75%
Interest Rate	[12],[19]	10.81%
Principal	[5],[19]	$ 4,988
Amortized Cost	[19]	$ 4,908
Percentage of Net Assets	[19]	0.30%
Fair Value	[3],[19]	$ 4,988
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[19]	90-day Term SOFR
Investment, Identifier [Axis]: PPV Intermediate Holdings, LLC, One stop, 2
Spread Above Index	[8],[25]	5.25%
Amortized Cost	[8],[25]	$ (55)
Fair Value	[3],[8],[25]	$ (57)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: PSC Parent, Inc, One stop 1
Spread Above Index		5.25%
Interest Rate		10.42%
Principal		$ 1,454
Amortized Cost		$ 1,440
Percentage of Net Assets		0.10%
Fair Value		$ 1,454
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR
Investment, Identifier [Axis]: PSC Parent, Inc, One stop 2
Spread Above Index		5.25%
Interest Rate		10.10%
Principal		$ 242
Amortized Cost		241
Fair Value		$ 242
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR
Investment, Identifier [Axis]: PSC Parent, Inc, One stop 3
Spread Above Index		5.25%
Interest Rate		10.36%
Principal		$ 146
Amortized Cost		144
Fair Value		$ 146
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR
Investment, Identifier [Axis]: PSC Parent, Inc, One stop 4
Spread Above Index	[34]	5.25%
Amortized Cost	[34]	$ (2)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[34]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Packaging Coordinators Midco, Inc, Senior secured
Spread Above Index		3.25%
Interest Rate		8.10%
Principal		$ 8,990
Amortized Cost		$ 9,009
Percentage of Net Assets		0.50%
Fair Value		$ 8,997
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR
Investment, Identifier [Axis]: Panzura, LLC, LLC units
Principal (in shares)		1	[5],[8],[36],[37]	1	[6],[11]
Amortized Cost		$ 4	[8],[36],[37]	$ 4	[11]
Percentage of Net Assets	[11]			0.00%
Fair Value	[4],[11]			$ 4
Investment, Identifier [Axis]: Panzura, LLC, One stop
Interest rate cash		4.00%		2.00%
Interest rate paid in kind		15.00%		13.00%
Principal		$ 59	[8],[27]	$ 50	[6],[11],[26]
Amortized Cost		54	[8],[27]	$ 44	[11],[26]
Percentage of Net Assets	[11],[26]			0.00%
Fair Value		$ 49	[8],[27]	$ 44	[4],[11],[26]
Investment, Identifier [Axis]: Pegasus BidCo, Senior secured
Spread Above Index		3.75%	[24],[55]	4.25%	[7],[10],[11],[56]
Interest Rate		8.87%	[24],[55]	9.61%	[7],[10],[11],[13],[56]
Principal		$ 6,434	[24],[55]	$ 3,491	[6],[7],[10],[11],[56]
Amortized Cost		$ 6,450	[24],[55]	$ 3,503	[7],[10],[11],[56]
Percentage of Net Assets		0.40%	[24],[55]	0.60%	[7],[10],[11],[56]
Fair Value		$ 6,452	[24],[55]	$ 3,498	[7],[10],[11],[56]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[24],[55]	90-day Term SOFR	[7],[10],[11],[56]
Investment, Identifier [Axis]: Personify, Inc, One stop
Spread Above Index	[19],[23]	5.25%
Interest Rate	[19]	10.00%
Principal	[19]	$ 7,473
Amortized Cost	[19]	$ 7,460
Percentage of Net Assets	[19]	0.40%
Fair Value	[19]	$ 7,473
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[19],[23]	90-day Term SOFR
Investment, Identifier [Axis]: Personify, Inc., One stop
Spread Above Index	[21],[22]			5.25%
Interest Rate	[13],[22]			10.64%
Principal	[6],[22]			$ 8,636
Amortized Cost	[22]			$ 8,636
Percentage of Net Assets	[22]			1.30%
Fair Value	[4],[22]			$ 8,636
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[22]			90-day Term SOFR
Investment, Identifier [Axis]: PetVet Care Centers LLC, One stop 1
Spread Above Index	[19]	6.00%
Interest Rate	[12],[19]	10.85%
Principal	[5],[19]	$ 9,332
Amortized Cost	[19]	$ 9,169
Percentage of Net Assets	[19]	0.50%
Fair Value	[3],[19]	$ 8,866
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[19]	30-day Term SOFR
Investment, Identifier [Axis]: PetVet Care Centers LLC, One stop 2
Spread Above Index	[8],[25]	6.00%
Amortized Cost	[8],[25]	$ (24)
Fair Value	[3],[8],[25]	$ (63)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: PetVet Care Centers LLC, One stop 3
Spread Above Index	[8],[25]	6.00%
Amortized Cost	[8],[25]	$ (11)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Pharmerica, Senior secured
Spread Above Index		3.25%	[8]	3.25%	[7],[11]
Interest Rate		8.10%	[8],[12]	8.68%	[7],[11],[13]
Principal		$ 12,435	[8]	$ 2,992	[6],[7],[11]
Amortized Cost		$ 12,354	[8]	$ 2,975	[7],[11]
Percentage of Net Assets		0.70%	[8]	0.40%	[7],[11]
Fair Value		$ 12,415	[3],[8]	$ 2,977	[4],[7],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR	[8],[14]	30-day Term SOFR	[7],[11]
Investment, Identifier [Axis]: Pike Corporation, Senior secured
Spread Above Index	[7],[10],[11]			3.50%
Interest Rate	[7],[10],[11],[13]			8.82%
Principal	[6],[7],[10],[11]			$ 1,995
Amortized Cost	[7],[10],[11]			$ 2,000
Percentage of Net Assets	[7],[10],[11]			0.30%
Fair Value	[7],[10],[11]			$ 2,000
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[7],[10],[11]			30-day Term SOFR
Investment, Identifier [Axis]: Pineapple German Bidco GMBH, One stop 1
Spread Above Index	[8],[9],[27],[31],[33],[48]	7.00%
Interest Rate	[8],[9],[27],[31],[48]	10.51%
Principal	[8],[9],[27],[31],[48]	$ 19,633
Amortized Cost	[8],[9],[27],[31],[48]	$ 18,829
Percentage of Net Assets	[8],[9],[27],[31],[48]	1.10%
Fair Value	[8],[9],[27],[31],[48]	$ 19,437
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[9],[27],[31],[33],[48]	90-day EURIBOR
Investment, Identifier [Axis]: Pineapple German Bidco GMBH, One stop 2
Spread Above Index	[8],[9],[27],[31],[33],[48]	7.00%
Interest Rate	[8],[9],[27],[31],[48]	10.51%
Principal	[8],[9],[27],[31],[48]	$ 4,669
Amortized Cost	[8],[9],[27],[31],[48]	$ 4,432
Percentage of Net Assets	[8],[9],[27],[31],[48]	0.30%
Fair Value	[8],[9],[27],[31],[48]	$ 4,593
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[9],[27],[31],[33],[48]	90-day EURIBOR
Investment, Identifier [Axis]: Pineapple German Bidco GMBH, One stop 3
Spread Above Index	[8],[9],[27],[31],[33],[48]	7.00%
Interest Rate	[8],[9],[27],[31],[48]	10.51%
Principal	[8],[9],[27],[31],[48]	$ 1,348
Amortized Cost	[8],[9],[27],[31],[48]	$ 1,279
Percentage of Net Assets	[8],[9],[27],[31],[48]	0.10%
Fair Value	[8],[9],[27],[31],[48]	$ 1,334
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[9],[27],[31],[33],[48]	90-day EURIBOR
Investment, Identifier [Axis]: Pinnacle Treatment Centers, Inc.
Spread Above Index	[11],[22]			6.75%
Interest Rate	[11],[13],[22]			12.32%
Principal	[6],[11],[22]			$ 19,893
Amortized Cost	[11],[22]			$ 19,893
Percentage of Net Assets	[7],[11],[22]			3.00%
Fair Value	[4],[11],[22]			$ 19,893
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[11],[22]			90-day Term SOFR
Investment, Identifier [Axis]: Pinnacle Treatment Centers, Inc. One stop 7
Spread Above Index	[8]	4.25%
Interest Rate	[8],[12]	12.25%
Principal	[8]	$ 913
Amortized Cost	[8]	$ 860
Percentage of Net Assets	[8]	0.10%
Fair Value	[3],[8]	$ 913
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[57]	Prime rate
Investment, Identifier [Axis]: Pinnacle Treatment Centers, Inc., One stop 1
Spread Above Index	[8],[19]	5.50%
Interest Rate	[8],[12],[19]	10.56%
Principal	[8],[19]	$ 19,679
Amortized Cost	[8],[19]	$ 19,635
Percentage of Net Assets	[8],[19]	1.20%
Fair Value	[3],[8],[19]	$ 19,679
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[19],[23]	90-day Term SOFR
Investment, Identifier [Axis]: Pinnacle Treatment Centers, Inc., One stop 2
Spread Above Index	[8]	5.50%
Interest Rate	[8],[12]	10.56%
Principal	[8]	$ 17,336
Amortized Cost	[8]	$ 17,193
Percentage of Net Assets	[8]	1.00%
Fair Value	[3],[8]	$ 17,336
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[23]	90-day Term SOFR
Investment, Identifier [Axis]: Pinnacle Treatment Centers, Inc., One stop 3
Spread Above Index	[8],[23]	5.50%
Interest Rate	[8],[12]	10.56%
Principal	[8]	$ 8,471
Amortized Cost	[8]	$ 8,396
Percentage of Net Assets	[8]	0.50%
Fair Value	[3],[8]	$ 8,471
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[23]	90-day Term SOFR
Investment, Identifier [Axis]: Pinnacle Treatment Centers, Inc., One stop 4
Spread Above Index	[8]	5.50%
Interest Rate	[8],[12]	10.56%
Principal	[8]	$ 1,767
Amortized Cost	[8]	$ 1,752
Percentage of Net Assets	[8]	0.10%
Fair Value	[3],[8]	$ 1,767
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[23]	90-day Term SOFR
Investment, Identifier [Axis]: Pinnacle Treatment Centers, Inc., One stop 5
Spread Above Index	[8]	5.50%
Interest Rate	[8],[12]	10.56%
Principal	[8]	$ 1,096
Amortized Cost	[8]	$ 1,086
Percentage of Net Assets	[8]	0.10%
Fair Value	[3],[8]	$ 1,096
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[23]	90-day Term SOFR
Investment, Identifier [Axis]: Pinnacle Treatment Centers, Inc., One stop 6
Spread Above Index	[8]	5.50%
Interest Rate	[8],[12]	10.56%
Principal	[8]	$ 829
Amortized Cost	[8]	822
Fair Value	[3],[8]	$ 829
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[23]	90-day Term SOFR
Investment, Identifier [Axis]: Planview Parent, Inc., Senior secured
Spread Above Index	[8],[23],[24]	3.75%
Interest Rate	[8],[24]	8.35%
Principal	[8],[24]	$ 10,182
Amortized Cost	[8],[24]	$ 10,214
Percentage of Net Assets	[8],[24]	0.60%
Fair Value	[8],[24]	$ 10,201
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[23],[24]	90-day Term SOFR
Investment, Identifier [Axis]: Pluralsight, LLC, LLC units
Principal (in shares)	[5],[8],[36],[37]	597
Amortized Cost	[8],[36],[37]	$ 1,100
Percentage of Net Assets	[8],[36],[37]	0.10%
Fair Value	[3],[8],[36],[37]	$ 1,100
Investment, Identifier [Axis]: Pluralsight, LLC, One stop
Spread Above Index	[11],[21]			8.00%
Interest Rate	[11],[13]			13.45%
Principal	[6],[11]			$ 10,000
Amortized Cost	[11]			$ 10,000
Percentage of Net Assets	[11]			1.50%
Fair Value	[4],[11]			$ 9,900
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[11]			90-day Term SOFR
Investment, Identifier [Axis]: Pluralsight, LLC, One stop 1
Spread Above Index	[8],[23],[27]	7.50%
Interest Rate	[8],[27]	12.57%
Principal	[8],[27]	$ 1,791
Amortized Cost	[8],[27]	$ 1,721
Percentage of Net Assets	[8],[27]	0.10%
Fair Value	[8],[27]	$ 1,719
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[23],[27]	90-day Term SOFR
Investment, Identifier [Axis]: Pluralsight, LLC, One stop 2
Spread Above Index	[8],[23],[27]	4.50%
Interest rate cash		8.12%
Interest rate paid in kind		1.50%
Principal	[8],[27]	$ 1,194
Amortized Cost	[8],[27]	$ 1,159
Percentage of Net Assets	[8],[27]	0.10%
Fair Value	[8],[27]	$ 1,158
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[23],[27]	90-day Term SOFR
Investment, Identifier [Axis]: Pluralsight, LLC, One stop 3
Spread Above Index	[8],[23],[27]	4.50%
Interest rate cash		9.62%
Interest rate paid in kind		1.50%
Principal	[8],[27]	$ 597
Amortized Cost	[8],[27]	597
Fair Value	[8],[27]	$ 579
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[23],[27]	90-day Term SOFR
Investment, Identifier [Axis]: Pluralsight, LLC, One stop 4
Spread Above Index	[8],[25]	4.50%
Fair Value	[8],[25]	$ (9)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Pluralsight, LLC, One stop 5
Spread Above Index	[8],[25]	4.50%
Fair Value	[8],[25]	$ (22)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Power Grid Holdings, Inc, One stop 1
Spread Above Index	[8]	4.75%
Interest Rate	[8]	10.00%
Principal	[5],[8]	$ 509
Amortized Cost	[8]	500
Fair Value	[8]	$ 509
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	90-day Term SOFR
Investment, Identifier [Axis]: Power Grid Holdings, Inc, One stop 2
Spread Above Index	[8],[25]	4.75%
Amortized Cost	[8],[25]	$ (2)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Precision Medicine Group , LLC, Senior secured
Spread Above Index	[8]	3.00%
Interest Rate	[8],[12]	7.70%
Principal	[8]	$ 7,558
Amortized Cost	[8]	$ 7,538
Percentage of Net Assets	[8]	0.40%
Fair Value	[3],[8]	$ 7,539
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[23]	90-day Term SOFR
Investment, Identifier [Axis]: Premise Health Holding Corp., One stop 1
Spread Above Index	[8]	5.50%
Interest Rate	[8],[12]	10.76%
Principal	[8]	$ 29,610
Amortized Cost	[8]	$ 29,203
Percentage of Net Assets	[8]	1.70%
Fair Value	[3],[8]	$ 29,610
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[23]	180-day Term SOFR
Investment, Identifier [Axis]: Premise Health Holding Corp., One stop 2
Spread Above Index	[8]	5.50%
Amortized Cost	[8]	$ (47)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Project Alpha Intermediate Holdings, Inc, Senior secured
Spread Above Index	[24]	3.75%
Interest Rate	[24]	9.00%
Principal	[24]	$ 7,650
Amortized Cost	[24]	$ 7,691
Percentage of Net Assets	[24]	0.40%
Fair Value	[24]	$ 7,676
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[24]	90-day Term SOFR
Investment, Identifier [Axis]: Project Power Buyer, LLC, One stop
Spread Above Index		6.75%	[18]	7.00%	[21],[22]
Interest Rate		11.35%	[12]	12.39%	[13],[22]
Principal		$ 14,733		$ 14,886	[6],[22]
Amortized Cost		$ 14,733		$ 14,886	[22]
Percentage of Net Assets		0.80%		2.30%	[22]
Fair Value		$ 14,733		$ 14,886	[4],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR		90-day Term SOFR	[22]
Investment, Identifier [Axis]: Proofpoint, Inc, Senior secured
Spread Above Index	[8],[14],[24]	3.00%
Interest Rate	[8],[24]	7.85%
Principal	[8],[24]	$ 13,126
Amortized Cost	[8],[24]	$ 13,137
Percentage of Net Assets	[8],[24]	0.80%
Fair Value	[8],[24]	$ 13,134
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[14],[24]	30-day Term SOFR
Investment, Identifier [Axis]: Provenance Buyer LLC, One stop 1
Spread Above Index		5.50%	[19]	5.00%	[22]
Interest Rate		10.45%	[19]	10.42%	[13],[22]
Principal		$ 7,484	[19]	$ 7,560	[6],[22]
Amortized Cost		$ 7,484	[19]	$ 7,560	[22]
Percentage of Net Assets		0.40%	[19]	1.20%	[22]
Fair Value		$ 7,110	[19]	$ 7,560	[7],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR	[19]	30-day Term SOFR	[22]
Investment, Identifier [Axis]: Provenance Buyer LLC, One stop 2
Spread Above Index		5.50%	[19]	5.00%	[22]
Interest Rate		10.45%	[19]	10.42%	[13],[22]
Principal		$ 3,837	[19]	$ 3,876	[6],[22]
Amortized Cost		$ 3,837	[19]	$ 3,876	[22]
Percentage of Net Assets		0.20%	[19]	0.60%	[22]
Fair Value		$ 3,645	[19]	$ 3,876	[7],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR	[19]	30-day Term SOFR	[22]
Investment, Identifier [Axis]: QAD, Inc., One stop
Spread Above Index		4.75%	[14],[19]	5.38%	[20],[22]
Interest Rate		9.60%	[19]	10.69%	[13],[22]
Principal		$ 9,848	[19]	$ 9,949	[6],[22]
Amortized Cost		$ 9,848	[19]	$ 9,949	[22]
Percentage of Net Assets		0.60%	[19]	1.50%	[22]
Fair Value		$ 9,848	[19]	$ 9,949	[4],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR	[14],[19]	30-day Term SOFR	[22]
Investment, Identifier [Axis]: Qgenda Intermediate Holdings, LLC, One stop 1
Spread Above Index	[11],[22]			5.00%
Interest Rate	[11],[13],[22]			10.49%
Principal	[6],[11],[22]			$ 17,492
Amortized Cost	[11],[22]			$ 17,186
Percentage of Net Assets	[7],[11],[22]			2.60%
Fair Value	[4],[11],[22]			$ 17,142
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[11],[22]			90-day Term SOFR
Investment, Identifier [Axis]: Qgenda Intermediate Holdings, LLC, One stop 2
Spread Above Index	[11]			5.00%
Interest Rate	[11],[13]			10.49%
Principal	[6],[11]			$ 2,984
Amortized Cost	[11]			$ 2,932
Percentage of Net Assets	[7],[11]			0.40%
Fair Value	[4],[11]			$ 2,925
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[11]			90-day Term SOFR
Investment, Identifier [Axis]: Quick Quack Car Wash Holdings, LLC, LLC units
Principal (in shares)	[1],[2],[5],[8]	83
Amortized Cost	[1],[2],[8]	$ 83
Fair Value	[1],[2],[3],[8]	$ 87
Investment, Identifier [Axis]: Quick Quack Car Wash Holdings, LLC, LP units
Principal (in shares)	[1],[2],[5],[8]	417
Amortized Cost	[1],[2],[8]	$ 417
Fair Value	[1],[2],[3],[8]	$ 439
Investment, Identifier [Axis]: Quick Quack Car Wash Holdings, LLC, One stop
Spread Above Index	[8]	4.75%
Interest Rate	[8]	9.60%
Principal	[5],[8]	$ 1,868
Amortized Cost	[8]	$ 1,853
Percentage of Net Assets	[8]	0.10%
Fair Value	[8]	$ 1,868
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	30-day Term SOFR
Investment, Identifier [Axis]: Quick Quack Car Wash Holdings, LLC, One stop 1
Spread Above Index	[8]	4.75%
Interest Rate	[8]	9.60%
Principal	[5],[8]	$ 72
Amortized Cost	[8]	67
Fair Value	[8]	$ 72
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	30-day Term SOFR
Investment, Identifier [Axis]: Quick Quack Car Wash Holdings, LLC, One stop 2
Spread Above Index	[8],[25]	4.75%
Amortized Cost	[8],[25]	$ (2)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: RC Buyer, Inc., Senior Secured
Spread Above Index	[18],[24]	3.50%
Interest Rate	[12],[24]	8.46%
Principal	[5],[24]	$ 1,999
Amortized Cost	[24]	$ 2,007
Percentage of Net Assets	[24]	0.10%
Fair Value	[24]	$ 2,004
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[24]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: RW AM Holdco LLC, One stop
Spread Above Index		5.25%	[19]	5.25%	[22]
Interest Rate		9.95%	[19]	10.82%	[13],[22]
Principal		$ 11,275	[19]	$ 11,390	[6],[22]
Amortized Cost		$ 10,941	[19]	$ 10,958	[22]
Percentage of Net Assets		0.60%	[19]	1.70%	[22]
Fair Value		$ 10,485	[19]	$ 11,048	[7],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[19]	180-day Term SOFR	[22]
Investment, Identifier [Axis]: Radiance Borrower, LLC, One stop 1
Spread Above Index	[8],[27]	5.75%
Interest rate cash		7.85%
Interest rate paid in kind		2.75%
Principal	[5],[8],[27]	$ 40,757
Amortized Cost	[8],[27]	$ 40,465
Percentage of Net Assets	[8],[27]	2.30%
Fair Value	[3],[8],[27]	$ 40,757
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[27]	30-day Term SOFR
Investment, Identifier [Axis]: Radiance Borrower, LLC, One stop 2
Spread Above Index	[8]	5.25%
Interest Rate	[8],[12]	10.10%
Principal	[5],[8]	$ 776
Amortized Cost	[8]	744
Fair Value	[3],[8]	$ 776
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	30-day Term SOFR
Investment, Identifier [Axis]: Radwell Parent, LLC, One stop
Spread Above Index	[17],[21],[22]			6.53%
Interest Rate	[13],[22]			12.02%
Principal	[6],[22]			$ 15,919
Amortized Cost	[22]			$ 15,919
Percentage of Net Assets	[22]			2.40%
Fair Value	[4],[22]			$ 15,919
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[22]			90-day Term SOFR
Investment, Identifier [Axis]: Radwell Parent, LLC, One stop 1
Spread Above Index		5.50%
Interest Rate		10.10%
Principal		$ 15,758
Amortized Cost		$ 15,758
Percentage of Net Assets		0.90%
Fair Value		$ 15,601
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: Radwell Parent, LLC, One stop 2
Spread Above Index		5.50%
Interest Rate		10.10%
Principal		$ 917
Amortized Cost		$ 507
Percentage of Net Assets		0.10%
Fair Value		$ 871
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: RealPage, Inc., Senior secured
Spread Above Index	[8]	3.00%
Interest Rate	[8],[12]	7.96%
Principal	[6],[8]	$ 4,962
Amortized Cost	[8]	$ 4,946
Percentage of Net Assets	[8]	0.30%
Fair Value	[8]	$ 4,823
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	30-day Term SOFR
Investment, Identifier [Axis]: RealTruck Group, Inc., Senior Secured
Spread Above Index	[9],[18],[24]	3.50%
Interest Rate	[9],[12],[24]	8.46%
Principal	[5],[9],[24]	$ 7,289
Amortized Cost	[9],[24]	$ 7,218
Percentage of Net Assets	[9],[24]	0.40%
Fair Value	[9],[24]	$ 7,183
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[9],[24]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: ReliaQuest Holdings, LLC, One stop 1
Spread Above Index	[18],[27]	6.75%
Interest rate cash		8.37%
Interest rate paid in kind		3.63%
Principal	[5],[27]	$ 40,016
Amortized Cost	[27]	$ 39,830
Percentage of Net Assets	[27]	2.30%
Fair Value	[3],[27]	$ 40,016
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[27]	90-day Term SOFR
Investment, Identifier [Axis]: ReliaQuest Holdings, LLC, One stop 2
Spread Above Index	[18],[25]	6.75%
Amortized Cost	[25]	$ (16)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: ReliaQuest Holdings, LLC, One stop 3
Spread Above Index	[18],[25]	6.25%
Amortized Cost	[25]	$ (7)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Resonetics, LLC, Senior secured
Spread Above Index	[8],[24]	3.75%
Interest Rate	[8],[12],[24]	8.71%
Principal	[8],[24]	$ 6,593
Amortized Cost	[8],[24]	$ 6,610
Percentage of Net Assets	[8],[24]	0.30%
Fair Value	[3],[8],[24]	$ 6,610
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[14],[24]	30-day Term SOFR
Investment, Identifier [Axis]: Reynolds Group Holdings, Senior secured
Spread Above Index		2.50%	[9],[24]	3.25%	[7],[10],[11]
Interest Rate		7.35%	[9],[24]	8.68%	[7],[10],[11],[13]
Principal		$ 5,176	[9],[24]	$ 3,492	[6],[7],[10],[11]
Amortized Cost		$ 5,183	[9],[24]	$ 3,498	[7],[10],[11]
Percentage of Net Assets		0.30%	[9],[24]	0.50%	[7],[10],[11]
Fair Value		$ 5,181	[9],[24]	$ 3,492	[7],[10],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR	[9],[24]	30-day Term SOFR	[7],[10],[11]
Investment, Identifier [Axis]: S2P Acquisition Borrower, Inc., Senior secured
Spread Above Index		4.00%	[8],[23]	4.00%	[7],[11],[20]
Interest Rate		9.16%	[8]	9.42%	[7],[11],[13]
Principal		$ 4,335	[8]	$ 3,491	[6],[7],[11]
Amortized Cost		$ 4,340	[8]	$ 3,497	[7],[11]
Percentage of Net Assets		0.30%	[8]	0.50%	[7],[11]
Fair Value		$ 4,346	[8]	$ 3,491	[4],[7],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[8],[23]	30-day Term SOFR	[7],[11]
Investment, Identifier [Axis]: SDC Holdco, LLC, One stop 1
Spread Above Index	[8]	5.00%
Interest Rate	[8],[12]	9.60%
Principal	[5],[8]	$ 41,351
Amortized Cost	[8]	$ 41,152
Percentage of Net Assets	[8]	2.40%
Fair Value	[3],[8]	$ 41,351
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[23]	90-day Term SOFR
Investment, Identifier [Axis]: SDC Holdco, LLC, One stop 2
Spread Above Index	[8],[27]	8.50%
Interest rate paid in kind		13.10%
Principal	[5],[8],[27]	$ 5,937
Amortized Cost	[8],[27]	$ 5,895
Percentage of Net Assets	[8],[27]	0.30%
Fair Value	[3],[8],[27]	$ 5,937
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[23],[27]	90-day Term SOFR
Investment, Identifier [Axis]: SDC Holdco, LLC, One stop 3
Spread Above Index	[8]	5.00%
Interest Rate	[8],[12]	9.66%
Principal	[5],[8]	$ 365
Amortized Cost	[8]	347
Fair Value	[3],[8]	$ 365
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[23]	90-day Term SOFR
Investment, Identifier [Axis]: SSRG Holdings, LLC, One stop
Spread Above Index	[11],[20],[21],[22]			4.75%
Interest Rate	[11],[13],[22]			10.29%
Principal	[6],[11],[22]			$ 23,099
Amortized Cost	[11],[22]			$ 23,099
Percentage of Net Assets	[11],[22]			3.50%
Fair Value	[7],[11],[22]			$ 23,099
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[11],[22]			90-day Term SOFR
Investment, Identifier [Axis]: SSRG Holdings, LLC, One stop 1
Spread Above Index	[8]	5.00%
Interest Rate	[8],[12]	9.60%
Principal	[5],[8]	$ 22,860
Amortized Cost	[8]	$ 22,805
Percentage of Net Assets	[8]	1.30%
Fair Value	[3],[8]	$ 22,745
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[23]	90-day Term SOFR
Investment, Identifier [Axis]: SSRG Holdings, LLC, One stop 2
Spread Above Index	[8],[18]	5.00%
Interest Rate	[8],[12]	10.25%
Principal	[5],[8]	$ 10,214
Amortized Cost	[8]	$ 10,165
Percentage of Net Assets	[8]	0.60%
Fair Value	[3],[8]	$ 10,162
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	90-day Term SOFR
Investment, Identifier [Axis]: SSRG Holdings, LLC, One stop 3
Spread Above Index	[8],[18]	5.00%
Interest Rate	[8],[12]	9.60%
Principal	[5],[8]	$ 630
Amortized Cost	[8]	620
Fair Value	[3],[8]	$ 619
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	90-day Term SOFR
Investment, Identifier [Axis]: SailPoint Technologies Holdings, Inc., One stop
Spread Above Index		6.00%	[8],[23]	6.25%	[11],[20]
Interest Rate		11.10%	[8]	11.58%	[11],[13]
Principal		$ 10,000	[8]	$ 10,000	[6],[11]
Amortized Cost		$ 9,920	[8]	$ 9,904	[11]
Percentage of Net Assets		0.60%	[8]	1.50%	[11]
Fair Value		$ 10,000	[8]	$ 9,900	[4],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[8],[23]	30-day Term SOFR	[11]
Investment, Identifier [Axis]: Sapphire Bidco Oy, One stop
Spread Above Index		5.50%	[8],[9],[31],[33],[58]	5.75%	[10],[11],[29],[30],[59]
Interest Rate		9.20%	[8],[9],[31],[58]	9.41%	[10],[11],[13],[30],[59]
Principal		$ 14,477	[8],[9],[31],[58]	$ 13,747	[6],[10],[11],[30],[59]
Amortized Cost		$ 14,074	[8],[9],[31],[58]	$ 14,051	[10],[11],[30],[59]
Percentage of Net Assets		0.80%	[8],[9],[31],[58]	2.10%	[10],[11],[30],[59]
Fair Value		$ 14,477	[8],[9],[31],[58]	$ 13,747	[4],[10],[11],[30],[59]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day EURIBOR	[8],[9],[31],[33],[58]	90-day EURIBOR	[10],[11],[30],[59]
Investment, Identifier [Axis]: Saturn Borrower Inc., One stop
Spread Above Index	[21],[22],[26]			6.50%
Interest Rate	[13],[22],[26]			12.04%
Principal	[6],[22],[26]			$ 8,317
Amortized Cost	[22],[26]			$ 7,857
Percentage of Net Assets	[22],[26]			1.20%
Fair Value	[4],[22],[26]			$ 7,985
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[22],[26]			90-day Term SOFR
Investment, Identifier [Axis]: Saturn Borrower Inc., One stop 1
Spread Above Index	[18]	6.50%
Interest Rate	[12]	11.25%
Principal	[5]	$ 8,232
Amortized Cost		$ 7,929
Percentage of Net Assets		0.50%
Fair Value	[3]	$ 8,067
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: Saturn Borrower Inc., One stop 2
Spread Above Index	[18]	6.50%
Interest Rate	[12]	11.28%
Principal	[5]	$ 870
Amortized Cost		858
Fair Value	[3]	$ 852
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR, 30-day Term SOFR
Investment, Identifier [Axis]: Scientific Games Holdings LP, Senior secured
Spread Above Index		3.00%	[8],[24]	3.50%	[7],[20],[21],[22]
Interest Rate		8.32%	[8],[12],[24]	8.77%	[7],[13],[22]
Principal		$ 7,462	[5],[8],[24]	$ 2,992	[6],[7],[22]
Amortized Cost		$ 7,446	[8],[24]	$ 2,966	[7],[22]
Percentage of Net Assets		0.40%	[8],[24]	0.50%	[7],[22]
Fair Value		$ 7,427	[3],[8],[24]	$ 2,979	[7],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[8],[23],[24]	90-day Term SOFR	[7],[22]
Investment, Identifier [Axis]: Service Logic Acquisition, Inc., Senior secured
Spread Above Index		3.50%
Interest Rate		8.31%
Principal		$ 6,969
Amortized Cost		$ 6,985
Percentage of Net Assets		0.40%
Fair Value		$ 6,998
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR
Investment, Identifier [Axis]: Southern Veterinary Partners, LLC, Senior secured
Spread Above Index		3.75%	[8],[24]	4.00%	[7],[11],[20]
Interest Rate		8.35%	[8],[12],[24]	9.43%	[7],[11],[13]
Principal		$ 7,725	[5],[8],[24]	$ 3,491	[6],[7],[11]
Amortized Cost		$ 7,710	[8],[24]	$ 3,454	[7],[11]
Percentage of Net Assets		0.40%	[8],[24]	0.50%	[7],[11]
Fair Value		$ 7,750	[3],[8],[24]	$ 3,474	[4],[7],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[8],[24]	30-day Term SOFR	[7],[11]
Investment, Identifier [Axis]: Star Holding, LLC, Senior secured
Spread Above Index		4.50%
Interest Rate		9.35%
Principal		$ 7,500
Amortized Cost		$ 7,416
Percentage of Net Assets		0.40%
Fair Value		$ 7,343
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR
Investment, Identifier [Axis]: Stratose Intermediate Holdings II, LLC, Senior secured
Spread Above Index		2.75%	[3],[8],[14]	3.50%	[7],[11]
Interest Rate		7.60%	[3],[8],[12]	8.93%	[7],[11],[13]
Interest rate cash				9.92%
Interest rate paid in kind				3.50%
Principal		$ 3,508	[3],[5],[8]	$ 3,491	[6],[7],[11]
Amortized Cost		$ 3,519	[3],[8]	$ 3,499	[7],[11]
Percentage of Net Assets		0.20%	[3],[8]	0.50%	[7],[11]
Fair Value		$ 3,510	[3],[8]	$ 3,496	[4],[7],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR	[3],[8],[14]	30-day Term SOFR	[7],[11]
Investment, Identifier [Axis]: Super REGO, LLC, Subordinated debt
Interest rate paid in kind	[8],[12]	15.00%
Principal	[5],[8]	$ 54
Amortized Cost	[8]	53
Fair Value	[3],[8]	$ 54
Investment, Identifier [Axis]: TI Automotive, Senior Secured
Spread Above Index	[9],[18]	3.25%
Interest Rate	[9],[12]	8.21%
Principal	[5],[9]	$ 2,366
Amortized Cost	[9]	$ 2,372
Percentage of Net Assets	[9]	0.10%
Fair Value	[9]	$ 2,372
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[9]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: TIDI Legacy Products, Inc,One stop1
Spread Above Index	[8]	5.50%
Interest Rate	[8],[12]	10.35%
Principal	[8]	$ 1,650
Amortized Cost	[8]	$ 1,642
Percentage of Net Assets	[8]	0.10%
Fair Value	[3],[8]	$ 1,650
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[14]	30-day Term SOFR
Investment, Identifier [Axis]: TIDI Legacy Products, Inc., One stop3
Spread Above Index	[8]	5.50%
Amortized Cost	[8]	$ (1)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: TIDI Legacy Products, Inc.,One stop2
Spread Above Index	[8]	5.50%
Amortized Cost	[8]	$ (2)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: TWAS Holdings, LLC, One stop
Spread Above Index		6.75%	[23],[43]	6.75%	[11],[17],[20],[22]
Interest Rate		11.70%	[23],[43]	12.17%	[11],[13],[22]
Principal		$ 22,944	[5],[23],[43]	$ 23,182	[6],[11],[22]
Amortized Cost		$ 22,650	[23],[43]	$ 22,752	[11],[22]
Percentage of Net Assets		1.30%	[23],[43]	3.50%	[11],[22]
Fair Value		$ 22,944	[23],[43]	$ 22,951	[4],[11],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR	[23],[43]	30-day Term SOFR	[11],[22]
Investment, Identifier [Axis]: Tebra Technologies, Inc., One stop
Spread Above Index		8.00%	[8],[27]	8.00%	[11]
Interest rate cash		9.25%
Interest rate paid in kind		3.50%
Principal		$ 10,819	[5],[8],[27]	$ 10,441	[6],[11]
Amortized Cost		$ 10,828	[8],[27]	$ 10,463	[11]
Percentage of Net Assets		0.60%	[8],[27]	1.60%	[7],[11]
Fair Value		$ 10,927	[3],[8],[27]	$ 10,493	[4],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[8],[23],[27]	30-day Term SOFR	[11]
Investment, Identifier [Axis]: Technimark, LLC, Senior secured
Spread Above Index		3.50%		3.75%	[7],[11]
Interest Rate		8.60%		9.18%	[7],[11],[13]
Principal		$ 7,844		$ 2,992	[6],[7],[11]
Amortized Cost		$ 7,810		$ 2,956	[7],[11]
Percentage of Net Assets		0.50%		0.50%	[7],[11]
Fair Value		$ 7,844		$ 2,964	[7],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR		30-day Term SOFR	[7],[11]
Investment, Identifier [Axis]: Telesoft Holdings LLC, One stop
Spread Above Index		5.75%	[14],[19]	5.75%	[20],[22]
Interest Rate		10.70%	[19]	11.17%	[13],[22]
Principal		$ 5,687	[19]	$ 5,746	[6],[22]
Amortized Cost		$ 5,632	[19]	$ 5,669	[22]
Percentage of Net Assets		0.30%	[19]	0.90%	[22]
Fair Value		$ 5,687	[19]	$ 5,660	[4],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR	[14],[19]	30-day Term SOFR	[22]
Investment, Identifier [Axis]: The Dun & Bradstreet Corporation, Senior secured
Spread Above Index		2.75%	[8],[9],[24]	3.00%	[7],[10],[11]
Interest Rate		7.61%	[8],[9],[24]	8.32%	[7],[10],[11],[13]
Principal		$ 3,498	[5],[8],[9],[24]	$ 3,182	[6],[7],[10],[11]
Amortized Cost		$ 3,503	[8],[9],[24]	$ 3,198	[7],[10],[11]
Percentage of Net Assets		0.20%	[8],[9],[24]	0.50%	[7],[10],[11]
Fair Value		$ 3,499	[8],[9],[24]	$ 3,181	[4],[7],[10],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		30-day Term SOFR	[8],[9],[24]	30-day Term SOFR	[7],[10],[11]
Investment, Identifier [Axis]: Togetherwork Holdings, LLC, One stop
Spread Above Index	[20],[22]			6.00%
Interest Rate	[13],[22]			11.42%
Principal	[6],[22]			$ 5,000
Amortized Cost	[22]			$ 4,947
Percentage of Net Assets	[22]			0.80%
Fair Value	[4],[22]			$ 5,000
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[22]			30-day Term SOFR
Investment, Identifier [Axis]: Togetherwork Holdings, LLC, One stop 1
Spread Above Index	[8],[14]	5.25%
Interest Rate	[8]	10.10%
Principal	[8]	$ 44,877
Amortized Cost	[8]	$ 44,504
Percentage of Net Assets	[8]	2.60%
Fair Value	[8]	$ 44,877
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[14]	30-day Term SOFR
Investment, Identifier [Axis]: Togetherwork Holdings, LLC, One stop 2
Spread Above Index	[8],[25]	5.25%
Amortized Cost	[8],[25]	$ (53)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Togetherwork Holdings, LLC, One stop 3
Spread Above Index	[8],[25]	5.25%
Amortized Cost	[8],[25]	$ (38)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Togetherwork Holdings, LLC, Preferred stock
Principal (in shares)	[5],[8],[36],[37]	545
Amortized Cost	[8],[36],[37]	$ 2,384
Percentage of Net Assets	[8],[36],[37]	0.20%
Fair Value	[3],[8],[36],[37]	$ 2,408
Investment, Identifier [Axis]: Transdigm Inc., Senior secured
Spread Above Index		2.75%	[18]	3.25%	[7],[10],[11],[17],[21]
Interest Rate		7.35%	[12]	8.64%	[7],[10],[11],[13]
Principal		$ 3,491	[5]	$ 1,437	[6],[7],[10],[11]
Amortized Cost		$ 3,500		$ 1,439	[7],[10],[11]
Percentage of Net Assets		0.20%		0.20%	[7],[10],[11]
Fair Value		$ 3,495		$ 1,439	[4],[7],[10],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR		90-day Term SOFR	[7],[10],[11]
Investment, Identifier [Axis]: Transform Bidco Limited, One stop 1
Spread Above Index	[8],[9],[23],[35]	7.00%
Interest Rate	[8],[9],[35]	12.31%
Principal	[8],[9],[35]	$ 7,818
Amortized Cost	[8],[9],[35]	$ 7,712
Percentage of Net Assets	[8],[9],[35]	0.40%
Fair Value	[8],[9],[35]	$ 7,720
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[9],[23],[35]	90-day Term SOFR
Investment, Identifier [Axis]: Transform Bidco Limited, One stop 2
Spread Above Index	[8],[9],[25],[35]	7.00%
Amortized Cost	[8],[9],[25],[35]	$ (16)
Fair Value	[8],[9],[25],[35]	$ (15)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[9],[25],[35]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Transform Bidco Limited, One stop 3
Spread Above Index	[8],[9],[25],[35]	7.00%
Amortized Cost	[8],[9],[25],[35]	$ (93)
Fair Value	[8],[9],[25],[35]	$ (95)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[9],[25],[35]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Triple Lift, Inc., One stop 1
Spread Above Index		5.75%	[18]	5.75%	[21],[22]
Interest Rate		10.71%	[12]	11.30%	[13],[22]
Principal		$ 8,772		$ 8,862	[6],[22]
Amortized Cost		$ 8,511		$ 8,526	[22]
Percentage of Net Assets		0.50%		1.30%	[22]
Fair Value		$ 8,421		$ 8,508	[4],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR		90-day Term SOFR	[22]
Investment, Identifier [Axis]: Triple Lift, Inc., One stop 2
Spread Above Index		5.75%	[18]	5.75%	[21],[22]
Interest Rate		10.71%	[12]	11.30%	[13],[22]
Principal		$ 2,573		$ 2,600	[6],[22]
Amortized Cost		$ 2,497		$ 2,501	[22]
Percentage of Net Assets		0.10%		0.40%	[22]
Fair Value		$ 2,470		$ 2,495	[4],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR		90-day Term SOFR	[22]
Investment, Identifier [Axis]: Tropical Smoothie Cafe Holdings, LLC, One stop
Spread Above Index	[11],[20],[21],[22]			4.75%
Interest Rate	[11],[13],[22]			10.27%
Principal	[6],[11],[22]			$ 19,466
Amortized Cost	[11],[22]			$ 19,466
Percentage of Net Assets	[11],[22]			3.00%
Fair Value	[7],[11],[22]			$ 19,466
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[11],[22]			90-day Term SOFR
Investment, Identifier [Axis]: Truist Insurance Holdings, LLC, Senior secured
Spread Above Index	[9],[18],[24]	3.25%
Interest Rate	[9],[12],[24]	7.85%
Principal	[5],[9],[24]	$ 8,000
Amortized Cost	[9],[24]	$ 8,008
Percentage of Net Assets	[9],[24]	0.50%
Fair Value	[3],[9],[24]	$ 8,001
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[9],[24]	90-day Term SOFR
Investment, Identifier [Axis]: U.S. Silica Company, Senior secured
Spread Above Index	[7],[10],[11]			4.75%
Interest Rate	[7],[10],[11],[13]			10.17%
Principal	[6],[7],[10],[11]			$ 2,911
Amortized Cost	[7],[10],[11]			$ 2,901
Percentage of Net Assets	[7],[10],[11]			0.40%
Fair Value	[7],[10],[11]			$ 2,921
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[7],[10],[11]			30-day Term SOFR
Investment, Identifier [Axis]: UKG Inc., Senior secured
Spread Above Index		3.25%	[18],[24]	3.25%	[7],[11],[21]
Interest Rate		8.55%	[12],[24]	8.62%	[7],[11],[13]
Principal		$ 12,520	[5],[24]	$ 3,312	[6],[7],[11]
Amortized Cost		$ 12,523	[24]	$ 3,273	[7],[11]
Percentage of Net Assets		0.70%	[24]	0.50%	[7],[11]
Fair Value		$ 12,535	[3],[24]	$ 3,307	[4],[7],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[24]	90-day Term SOFR	[7],[11]
Investment, Identifier [Axis]: VS Buyer, LLC, Senior secured
Spread Above Index	[18],[24]	3.25%
Interest Rate	[12],[24]	8.35%
Principal	[5],[24]	$ 5,985
Amortized Cost	[24]	$ 6,003
Percentage of Net Assets	[24]	0.30%
Fair Value	[3],[24]	$ 6,002
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[24]	30-day Term SOFR
Investment, Identifier [Axis]: VSG Acquisition Corp. and Sherrill, Inc., One stop
Spread Above Index	[11],[22],[46]			5.50%
Interest Rate	[11],[13],[22]			11.40%
Principal	[6],[11],[22]			$ 24,623
Amortized Cost	[11],[22]			$ 24,157
Percentage of Net Assets	[11],[22]			3.60%
Fair Value	[4],[11],[22]			$ 23,638
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[11],[22]			180-day Term SOFR
Investment, Identifier [Axis]: VSG Acquisition Corp. and Sherrill, Inc., One stop 1
Spread Above Index	[8]	5.50%
Interest Rate	[8],[12]	11.01%
Principal	[5],[8]	$ 24,373
Amortized Cost	[8]	$ 24,014
Percentage of Net Assets	[8]	1.40%
Fair Value	[3],[8]	$ 23,642
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	90-day Term SOFR
Investment, Identifier [Axis]: Vantage Bidco GMBH, One stop 1
Spread Above Index	[8],[9],[27],[31],[33],[48]	6.25%
Interest rate cash		6.47%
Interest rate paid in kind		3.13%
Principal	[8],[9],[27],[31],[48]	$ 20,638
Amortized Cost	[8],[9],[27],[31],[48]	$ 19,508
Percentage of Net Assets	[8],[9],[27],[31],[48]	1.20%
Fair Value	[8],[9],[27],[31],[48]	$ 20,432
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[9],[27],[31],[33],[48]	90-day EURIBOR
Investment, Identifier [Axis]: Vantage Bidco GMBH, One stop 2
Spread Above Index	[8],[9],[25],[31],[48]	6.25%
Amortized Cost	[8],[9],[25],[31],[48]	$ (48)
Fair Value	[8],[9],[25],[31],[48]	$ (35)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[9],[25],[31],[48]	gcred:EuroInterbankOfferedRateMember
Investment, Identifier [Axis]: Varicent Intermediate Holdings Corporation, One stop 1
Spread Above Index	[8]	6.00%
Interest rate cash		7.35%
Interest rate paid in kind		3.25%
Principal	[6],[8]	$ 39,844
Amortized Cost	[8]	$ 39,260
Percentage of Net Assets	[8]	2.30%
Fair Value	[8]	$ 39,247
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	90-day Term SOFR
Investment, Identifier [Axis]: Varicent Intermediate Holdings Corporation, One stop 2
Spread Above Index	[8]	6.00%
Amortized Cost	[8]	$ (78)
Fair Value	[8]	$ (79)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Varicent Intermediate Holdings Corporation, One stop 3
Spread Above Index	[8]	6.00%
Amortized Cost	[8]	$ (75)
Fair Value	[8]	$ (76)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Varinem German Midco GMBH, One stop 1
Spread Above Index	[8],[9],[31],[48]	6.00%
Interest Rate	[8],[9],[12],[31],[48]	9.67%
Principal	[5],[8],[9],[31],[48]	$ 26,204
Amortized Cost	[8],[9],[31],[48]	$ 25,417
Percentage of Net Assets	[8],[9],[31],[48]	1.50%
Fair Value	[3],[8],[9],[31],[48]	$ 25,942
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[9],[31],[48]	180-day EURIBOR
Investment, Identifier [Axis]: Varinem German Midco GMBH, One stop 2
Spread Above Index	[8],[9],[31],[48]	6.00%
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[9],[31],[48]	gcred:EuroInterbankOfferedRateMember
Investment, Identifier [Axis]: Verscend Holding Corp., Senior secured
Spread Above Index	[7],[11]			4.00%
Interest Rate	[7],[11],[13]			9.43%
Principal	[6],[7],[11]			$ 2,992
Amortized Cost	[7],[11]			$ 2,999
Percentage of Net Assets	[7],[11]			0.50%
Fair Value	[4],[7],[11]			$ 2,997
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[7],[11]			30-day Term SOFR
Investment, Identifier [Axis]: Vessco Midco Holdings, LLC, One stop 1
Spread Above Index	[8]	5.25%
Interest Rate	[8],[12]	10.22%
Principal	[5],[8]	$ 15,577
Amortized Cost	[8]	$ 15,425
Percentage of Net Assets	[8]	0.90%
Fair Value	[3],[8]	$ 15,421
Investment, Identifier [Axis]: Vessco Midco Holdings, LLC, One stop 2
Spread Above Index	[8]	5.25%
Interest Rate	[8],[12]	9.54%
Principal	[5],[8]	$ 762
Amortized Cost	[8]	736
Fair Value	[3],[8]	$ 710
Investment, Identifier [Axis]: Vessco Midco Holdings, LLC, One stop 3
Spread Above Index	[8],[25]	5.25%
Amortized Cost	[8],[25]	$ (17)
Fair Value	[3],[8],[25]	$ (17)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Virginia Green Acquisition, LLC, LP units
Principal (in shares)	[1],[2],[5],[8]	73
Amortized Cost	[1],[2],[8]	$ 73
Fair Value	[1],[2],[3],[8]	$ 83
Investment, Identifier [Axis]: Virginia Green Acquisition, LLC, One stop 1
Spread Above Index	[19]	5.25%
Interest Rate	[19]	9.50%
Principal	[19]	$ 15,065
Amortized Cost	[19]	$ 14,931
Percentage of Net Assets	[19]	0.90%
Fair Value	[19]	$ 15,065
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[19]	180-day Term SOFR
Investment, Identifier [Axis]: Virginia Green Acquisition, LLC, One stop 2
Spread Above Index		5.25%
Interest Rate		9.50%
Principal		$ 621
Amortized Cost		568
Fair Value		$ 621
Investment, Variable Interest Rate, Type [Extensible Enumeration]		180-day Term SOFR
Investment, Identifier [Axis]: Virginia Green Acquisition, LLC, One stop 3
Spread Above Index	[25]	5.25%
Amortized Cost	[25]	$ (21)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: W.R. Grace & Co, Senior secured
Spread Above Index	[7]	3.25%	[8],[9]	3.75%	[10],[11],[17],[21]
Interest Rate	[7]	7.85%	[8],[9]	9.40%	[10],[11],[13]
Principal	[7]	$ 6,979	[5],[8],[9]	$ 530	[6],[10],[11]
Amortized Cost	[7]	$ 6,988	[8],[9]	$ 530	[10],[11]
Percentage of Net Assets	[7]	0.40%	[8],[9]	0.10%	[10],[11]
Fair Value	[7]	$ 7,005	[8],[9]	$ 527	[4],[10],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[7]	90-day Term SOFR	[8],[9]	90-day Term SOFR	[10],[11]
Investment, Identifier [Axis]: WP Deluxe Merger Sub, Senior secured
Spread Above Index		3.75%	[24]	3.50%	[7],[11]
Interest Rate		8.62%	[24]	9.15%	[7],[11],[13]
Principal		$ 5,440	[24]	$ 3,491	[6],[7],[11]
Amortized Cost		$ 5,416	[24]	$ 3,457	[7],[11]
Percentage of Net Assets		0.30%	[24]	0.50%	[7],[11]
Fair Value		$ 5,465	[24]	$ 3,477	[7],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[24]	90-day Term SOFR	[7],[11]
Investment, Identifier [Axis]: WPEngine, Inc., One stop 1
Spread Above Index		6.50%	[18]	6.50%	[11],[46]
Interest Rate		11.62%	[12]	11.92%	[11],[13]
Principal		$ 953	[5]	$ 953	[6],[11]
Amortized Cost		$ 937		$ 934	[11]
Percentage of Net Assets		0.10%		0.10%	[11]
Fair Value		$ 953	[3]	$ 938	[4],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR		180-day Term SOFR	[11]
Investment, Identifier [Axis]: WPEngine, Inc., One stop 2
Spread Above Index		6.50%	[18]	6.50%	[11],[34]
Amortized Cost	[11],[34]			$ (1)
Fair Value	[4],[11],[34]			$ (1)
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	[11],[34]
Investment, Identifier [Axis]: WRE Holding Corp, One stop 1
Spread Above Index		5.00%
Interest Rate		9.25%
Principal		$ 31,648
Amortized Cost		$ 31,342
Percentage of Net Assets		1.80%
Fair Value		$ 31,648
Investment, Variable Interest Rate, Type [Extensible Enumeration]		180-day Term SOFR
Investment, Identifier [Axis]: WRE Holding Corp, One stop 2
Spread Above Index		5.00%
Interest Rate		9.81%
Principal		$ 462
Amortized Cost		420
Fair Value		$ 462
Investment, Variable Interest Rate, Type [Extensible Enumeration]		180-day Term SOFR
Investment, Identifier [Axis]: WRE Holding Corp, One stop 3
Spread Above Index	[25]	5.00%
Amortized Cost	[25]	$ (44)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: WU Holdco, Inc., One stop 1
Spread Above Index		5.00%	[18],[19]	5.50%	[20],[21],[22]
Interest Rate		9.60%	[12],[19]	11.04%	[13],[22]
Principal		$ 4,012	[5],[19]	$ 4,054	[6],[22]
Amortized Cost		$ 3,904	[19]	$ 3,870	[22]
Percentage of Net Assets		0.30%	[19]	0.60%	[22]
Fair Value		$ 4,012	[3],[19]	$ 3,932	[7],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[19]	90-day Term SOFR	[22]
Investment, Identifier [Axis]: WU Holdco, Inc., One stop 2
Spread Above Index		5.00%	[8],[18]	5.50%	[20],[21],[22]
Interest Rate		9.60%	[8],[12]	11.04%	[13],[22]
Principal		$ 2,153	[5],[8]	$ 2,069	[6],[22]
Amortized Cost		$ 2,140	[8]	$ 1,975	[22]
Percentage of Net Assets		0.10%	[8]	0.30%	[22]
Fair Value		$ 2,153	[3],[8]	$ 2,007	[7],[22]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[8]	90-day Term SOFR	[22]
Investment, Identifier [Axis]: WU Holdco, Inc., One stop 3
Spread Above Index	[8],[18]	5.00%
Interest Rate	[8],[12]	9.73%
Principal	[5],[8]	$ 137
Amortized Cost	[8]	133
Fair Value	[3],[8]	$ 137
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	90-day Term SOFR
Investment, Identifier [Axis]: WU Holdco, Inc., One stop 4
Spread Above Index	[18],[19]	5.00%
Interest Rate	[12],[19]	9.60%
Principal	[5],[19]	$ 2,048
Amortized Cost	[19]	$ 1,992
Percentage of Net Assets	[19]	0.10%
Fair Value	[3],[19]	$ 2,048
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[19]	90-day Term SOFR
Investment, Identifier [Axis]: Wand New Co 3, Inc. Senior Secured
Spread Above Index	[7],[9],[18]	3.25%
Interest Rate	[7],[9],[12]	8.01%
Principal	[5],[7],[9]	$ 9,875
Amortized Cost	[7],[9]	$ 9,896
Percentage of Net Assets	[7],[9]	0.60%
Fair Value	[7],[9]	$ 9,875
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[7],[9]	90-day Term SOFR, 30-day Term SOFR
Investment, Identifier [Axis]: Windsor Holdings III, LLC, Senior secured
Spread Above Index	[7],[8],[9]	3.50%
Interest Rate	[7],[8],[9]	8.46%
Principal	[5],[7],[8],[9]	$ 8,948
Amortized Cost	[7],[8],[9]	$ 8,981
Percentage of Net Assets	[7],[8],[9]	0.50%
Fair Value	[7],[8],[9]	$ 9,001
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[7],[8],[9]	30-day Term SOFR
Investment, Identifier [Axis]: Winebow Holdings, Inc, One stop
Spread Above Index	[8],[19]	6.25%
Interest Rate	[8],[19]	11.20%
Principal	[5],[8],[19]	$ 15,474
Amortized Cost	[8],[19]	$ 15,399
Percentage of Net Assets	[8],[19]	0.80%
Fair Value	[8],[19]	$ 14,700
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[19]	30-day Term SOFR
Investment, Identifier [Axis]: Winebow Holdings, Inc., One stop
Spread Above Index	[11],[17],[20],[22]			6.25%
Interest Rate	[11],[13],[22]			11.67%
Principal	[6],[11],[22]			$ 17,770
Amortized Cost	[11],[22]			$ 17,770
Percentage of Net Assets	[11],[22]			2.70%
Fair Value	[4],[11],[22]			$ 17,414
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[11],[22]			30-day Term SOFR
Investment, Identifier [Axis]: Wireco Worldgroup Inc., Senior secured
Spread Above Index		3.75%	[18]	4.25%	[11],[20]
Interest Rate		9.03%	[12]	9.70%	[11],[13]
Principal		$ 6,278		$ 2,873	[6],[11]
Amortized Cost		$ 6,293		$ 2,880	[11]
Percentage of Net Assets		0.40%		0.40%	[11]
Fair Value		$ 6,121		$ 2,875	[4],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR		30-day Term SOFR	[11]
Investment, Identifier [Axis]: Workforce Software, LLC, One stop
Spread Above Index		7.25%	[8],[27]	7.25%	[11],[21],[26]
Interest rate cash		9.46%		9.82%
Interest rate paid in kind		3.00%		3.00%
Principal		$ 9,427	[5],[8],[27]	$ 9,145	[6],[11],[26]
Amortized Cost		$ 9,355	[8],[27]	$ 8,986	[11],[26]
Percentage of Net Assets		0.50%	[8],[27]	1.40%	[11],[26]
Fair Value		$ 9,427	[3],[8],[27]	$ 9,054	[4],[11],[26]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[8],[27]	90-day Term SOFR	[11],[26]
Investment, Identifier [Axis]: YE Brands Holding, LLC, One stop 1
Spread Above Index		4.75%	[18],[19]	5.75%	[11],[20],[21]
Interest Rate		9.35%	[12],[19]	11.18%	[11],[13]
Principal		$ 6,332	[5],[19]	$ 6,396	[6],[11]
Amortized Cost		$ 6,278	[19]	$ 6,333	[11]
Percentage of Net Assets		0.40%	[19]	1.00%	[11]
Fair Value		$ 6,332	[3],[19]	$ 6,332	[7],[11]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[19]	30-day Term SOFR	[11]
Investment, Identifier [Axis]: YE Brands Holding, LLC, One stop 2
Spread Above Index		4.75%	[8],[18]	5.50%	[11],[20],[21],[34]
Interest Rate	[8],[12]	9.40%
Principal	[5],[8]	$ 706
Amortized Cost	[8]	695
Fair Value		$ 706	[3],[8]	$ (1)	[7],[11],[34]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember	[11],[34]
Investment, Identifier [Axis]: YE Brands Holding, LLC, One stop 3
Spread Above Index	[8],[18]	4.75%
Interest Rate	[8],[12]	9.47%
Principal	[5],[8]	$ 27
Amortized Cost	[8]	27
Fair Value	[3],[8]	$ 27
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	90-day Term SOFR
Investment, Identifier [Axis]: YI, LLC, One stop 1
Spread Above Index	[19]	5.75%
Interest Rate	[12],[19]	10.87%
Principal	[19]	$ 6,159
Amortized Cost	[19]	$ 6,053
Percentage of Net Assets	[19]	0.40%
Fair Value	[3],[19]	$ 6,159
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[14],[19]	30-day Term SOFR
Investment, Identifier [Axis]: YI, LLC, One stop 2
Spread Above Index	[8]	5.75%
Amortized Cost	[8]	$ (20)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: YI, LLC, One stop 3
Spread Above Index	[8]	5.75%
Amortized Cost	[8]	$ (11)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Yorkshire Parent, Inc, One stop 1
Spread Above Index	[8],[19]	6.00%
Interest Rate	[8],[19]	10.60%
Principal	[5],[8],[19]	$ 15,169
Amortized Cost	[8],[19]	$ 15,038
Percentage of Net Assets	[8],[19]	0.90%
Fair Value	[8],[19]	$ 15,169
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[19]	90-day Term SOFR
Investment, Identifier [Axis]: Yorkshire Parent, Inc, One stop 2
Spread Above Index	[8],[25]	6.00%
Amortized Cost	[8],[25]	$ (36)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Yorkshire Parent, Inc, One stop 3
Spread Above Index	[8],[25]	6.00%
Amortized Cost	[8],[25]	$ (28)
Investment, Variable Interest Rate, Type [Extensible Enumeration]	[8],[25]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Investment, Identifier [Axis]: Yorkshire Parent, Inc., LP units
Amortized Cost	[1],[2],[8]	$ 94
Fair Value	[1],[2],[3],[8]	$ 102
Investment, Identifier [Axis]: Zendesk, Inc., One stop
Spread Above Index		5.00%	[8]	6.75%	[11],[21],[26]
Interest Rate	[8],[12]	9.69%
Interest rate cash				8.90%
Interest rate paid in kind				3.25%
Principal		$ 10,260	[5],[8]	$ 10,176	[6],[11],[26]
Amortized Cost		$ 10,260	[8]	$ 10,176	[11],[26]
Percentage of Net Assets		0.60%	[8]	1.60%	[11],[26]
Fair Value		$ 10,260	[3],[8]	$ 10,176	[4],[11],[26]
Investment, Variable Interest Rate, Type [Extensible Enumeration]		90-day Term SOFR	[8]	90-day Term SOFR	[11],[26]

[1]	Equity investments are non-income producing securities, unless otherwise noted.
[2]	Ownership of certain equity investments occurs through a holding company or partnership.
[3]	The fair values of investments were valued using significant unobservable inputs, unless otherwise noted. See Note 6. Fair Value Measurements.
[4]	The fair values of investments were valued using significant unobservable inputs, unless otherwise noted. See Note 6. Fair Value Measurements.
[5]	The total principal amount is presented for debt investments while the number of shares or units owned is presented for equity investments.
[6]	The total principal amount is presented for debt investments while the number of shares or units owned is presented for equity investments.
[7]	The fair value of this investment was valued using Level 2 inputs. See Note 6. Fair Value Measurements.
[8]	Denotes that all or a portion of the investment collateralizes the SMBC Credit Facility (as defined in Note 7).
[9]	The investment is treated as a non-qualifying asset under Section 55(a) of the Investment Company Act of 1940, as amended (the “1940 Act”). Under the 1940 Act, the Company cannot acquire any non-qualifying asset unless, at the time the acquisition is made, qualifying assets represent at least 70% of the Company’s total assets. As of September 30, 2024, total non-qualifying assets at fair value represented 14.8% of the Company’s total assets calculated in accordance with the 1940 Act.
[10]	The investment is treated as a non-qualifying asset under Section 55(a) of the Investment Company Act of 1940, as amended (the “1940 Act”). Under the 1940 Act, the Company cannot acquire any non-qualifying asset unless, at the time the acquisition is made, qualifying assets represent at least 70% of the Company’s total assets. As of September 30, 2023, total non-qualifying assets at fair value represented 16.0% of the Company’s total assets calculated in accordance with the 1940 Act.
[11]	Denotes that all or a portion of the investment collateralizes the SMBC Credit Facility (as defined in Note 7).
[12]	For positions with multiple interest rate contracts, the interest rate shown is a weighted average current interest rate in effect as of September 30, 2024.
[13]	For positions with multiple interest rate contracts, the interest rate shown is a weighted average current interest rate in effect as of September 30, 2023.
[14]	Denotes that all or a portion of the contract was indexed to the 30-day Term SOFR which was 4.85% as of September 30, 2024.
[15]	Denotes that all or a portion of the contract was indexed to the 180-day LIBOR, which was last quoted on June 30, 2023 at 5.76%.
[16]	The headquarters of this portfolio company is located in Luxembourg.
[17]	The majority of the investments bear interest at a rate that is permitted to be determined by reference to the Secured Overnight Financing Rate (“SOFR” or “SF”), Euro Interbank Offered Rate (“EURIBOR” or “E”), Canadian Bankers Acceptance Rate (“CDOR” or “C”), Australian Interbank Rate (“AUD” or “A”), Sterling Overnight Index Average (“SONIA” or “SN”) or the London Interbank Offered Rate (“LIBOR” or “L”) denominated in U.S. dollars which reset daily, monthly, quarterly, semiannually or annually. For each, the Company has provided the spread over the applicable index and the weighted average current interest rate in effect as of September 30, 2023. Certain investments are subject to an interest rate floor. For fixed rate loans, a spread above a reference rate is not applicable. For positions with multiple outstanding contracts, the spread for the largest outstanding contract is shown. Listed below are the index rates as of September 30, 2023, which was the last business day of the period on which the applicable index rates were determined. The actual index rate for each loan listed may not be the applicable index rate outstanding as of September 30, 2023, as the loan may have priced or repriced based on an index rate prior to September 30, 2023.
[18]	The majority of the investments bear interest at a rate that is permitted to be determined by reference to the Secured Overnight Financing Rate (“SOFR” or “SF”), Euro Interbank Offered Rate (“EURIBOR” or “E”), Prime (“P”), Australian Interbank Rate (“AUD” or “A”), Canadian Overnight Repo Rate Average (“CORRA” or “CA”) or Sterling Overnight Index Average (“SONIA” or “SN”) which reset daily, monthly, quarterly, semiannually or annually. For each, the Company has provided the spread over the applicable index and the weighted average current interest rate in effect as of September 30, 2024. Certain investments are subject to an interest rate floor. For fixed rate loans, a spread above a reference rate is not applicable. For positions with multiple outstanding contracts, the spread for the largest outstanding contract is shown. Listed below are the index rates as of September 30, 2024, which was the last business day of the period on which the applicable index rates were determined. The actual index rate for each loan listed may not be the applicable index rate outstanding as of September 30, 2024, as the loan may have priced or repriced based on an index rate prior to September 30, 2024.
[19]	Denotes that all or a portion of the investment collateralizes the 2023 Debt Securitization (as defined in Note 7).
[20]	Denotes that all or a portion of the contract was indexed to the 30-day Term SOFR which was 5.32% as of September 30, 2023.
[21]	Denotes that all or a portion of the contract was indexed to the 90-day Term SOFR which was 5.40% as of September 30, 2023.
[22]	Denotes that all or a portion of the investment collateralizes the 2023 Debt Securitization (as defined in Note 7).
[23]	Denotes that all or a portion of the contract was indexed to the 90-day Term SOFR which was 4.59% as of September 30, 2024.
[24]	The fair value of this investment was valued using Level 2 inputs. See Note 6. Fair Value Measurements.
[25]	The negative fair value is the result of the capitalized discount on the loan or the unfunded commitment being valued below par. The negative amortized cost is the result of the capitalized discount being greater than the principal amount outstanding on the loan.
[26]	All or a portion of the loan interest was capitalized into the outstanding principal balance of the loan in accordance with the terms of the credit agreement during the period from June 30, 2023 (commencement of operations) to September 30, 2023.
[27]	All or a portion of the loan interest was capitalized into the outstanding principal balance of the loan in accordance with the terms of the credit agreement during the year ended September 30, 2024.
[28]	Denotes that all or a portion of the contract was indexed to the 180-day EURIBOR, which was 4.13% as of September 30, 2023.
[29]	Denotes that all or a portion of the contract was indexed to the 90-day EURIBOR, which was 3.95% as of September 30, 2023.
[30]	Investment is denominated in foreign currency and is translated into U.S. dollars as of the valuation date or the date of the transaction. See Note 2. Significant Accounting Policies and Recent Accounting Updates - Foreign Currency Translation.
[31]	Investment is denominated in foreign currency and is translated into U.S. dollars as of the valuation date or the date of the transaction. See Note 2. Significant Accounting Policies and Recent Accounting Updates - Foreign Currency Translation.
[32]	Denotes that all or a portion of the contract was indexed to the 30-day EURIBOR, which was 3.85% as of September 30, 2023.
[33]	Denotes that all or a portion of the contract was indexed to the 90-day EURIBOR, which was 3.28% as of September 30, 2024.
[34]	The negative fair value is the result of the capitalized discount on the loan or the unfunded commitment being valued below par. The negative amortized cost is the result of the capitalized discount being greater than the principal amount outstanding on the loan.
[35]	The headquarters of this portfolio company is located in the United Kingdom.
[36]	Equity investments are non-income producing securities, unless otherwise noted.
[37]	Ownership of certain equity investments occurs through a holding company or partnership.
[38]	The headquarters of this portfolio company is located in Luxembourg.
[39]	Denotes that all or a portion of the contract was indexed to SONIA, which was 5.19% as of September 30, 2023.
[40]	The headquarters of this portfolio company is located in the United Kingdom.
[41]	Denotes that all or a portion of the contract was indexed to the Three-Month AUD, which was 4.14% as of September 30, 2023.
[42]	The headquarters of this portfolio company is located in France.
[43]	Denotes that all or a portion of the contract was indexed to the 180-day Term SOFR which was 4.25% as of September 30, 2024.
[44]	Denotes that all or a portion of the contract was indexed to SONIA, which was 4.95% as of September 30, 2024.
[45]	The Company holds an equity investment that is income producing.
[46]	Denotes that all or a portion of the contract was indexed to the 180-day Term SOFR which was 5.47% as of September 30, 2023.
[47]	The headquarters of this portfolio company is located in Canada.
[48]	The headquarters of this portfolio company is located in Germany.
[49]	Denotes that all or a portion of the contract was indexed to the Prime rate, which was 8.50% as of September 30, 2023.
[50]	The headquarters of this portfolio company is located in Canada.
[51]	Denotes that all or a portion of the contract was indexed to the 180-day EURIBOR, which was 3.11% as of September 30, 2024.
[52]	The rate shown is the annualized seven-day yield as of September 30, 2023.
[53]	Denotes that all or a portion of the contract was indexed to the 90-day CDOR, which was 5.51% as of September 30, 2023.
[54]	Denotes that all or a portion of the contract was indexed to the 90-day Term CORRA which was 3.92% as of September 30, 2024.
[55]	The headquarters of this portfolio company is located in the Netherlands.
[56]	The headquarters of this portfolio company is located in the Netherlands.
[57]	Denotes that all or a portion of the contract was indexed to Prime, which was 8.00% as of September 30, 2024.
[58]	The headquarters of this portfolio company is located in Finland.
[59]	The headquarters of this portfolio company is located in Finland.